                                                     Registration No. 33-08054
                                                             File No. 811-4803
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                             [ X ]

Pre-Effective Amendment No.                                            [     ]

Post-Effective Amendment No. 27                                          [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

Amendment No. 28                                                         [ X ]

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                   Oppenheimer Limited Term Municipal Fund

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              (Exact Name of Registrant as Specified in Charter)

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              6803 South Tucson Way, Centennial, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.

           2 World Financial Center, New York, New York 10281-1008

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 26, 2004 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Limited Term Municipal Fund

Prospectus dated November 26, 2004

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                                               Oppenheimer Limited Term
                                         Municipal Fund is a mutual fund. It
                                         seeks a high level of current income
                                         exempt from federal personal income
                                         taxes by investing in municipal
                                         securities.

                                               This Prospectus contains
                                         important information about the Fund's
                                         objective, its investment policies,
                                         strategies and risks. It also contains
                                         important information about how to buy
                                         and sell shares of the Fund and other
                                         account features. Please read this
As with all mutual funds, the            Prospectus carefully before you invest
Securities and Exchange Commission has   and keep it for future reference about
not approved or disapproved the Fund's   your account.
securities nor has it determined that
this Prospectus is accurate or
complete. It is a criminal offense to
represent otherwise.
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                                                    [logo]  OppenheimerFunds(R)
                                                      The Right Way to Invest

CONTENTS

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                    ABOUT THE FUND

                    The Fund's Investment Objective and Principal Investment
                    Strategies
                    Main Risks of Investing in the Fund
                    The Fund's Past Performance
                    Fees and Expenses of the Fund
                    About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT

                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares

                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website

                    How to Sell Shares

                    By Mail
                    By Telephone
                    By Wire
                    By Checkwriting

                    How to Exchange Shares
                    Shareholder Account Rules and Policies
                    Dividends, Capital Gains and Taxes
                    Financial Highlights

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ABOUT THE FUND

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks a high  level of current income exempt from federal income tax.

WHAT DOES THE FUND MAINLY INVEST IN?  As a fundamental policy, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).  Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in those securities.  Not more than 5% of total assets will be invested in securities rated below investment grade at the time of acquisition. Municipal securities include municipal bonds (which are debt obligations having a maturity of more than one year when issued), municipal notes (which are debt obligations having a maturity of less than one year when issued), and interests in municipal leases. "Investment-grade" securities are securities rated in the four highest rating categories of national rating organizations such as Standard & Poor's Rating Services ("S&P") or Moody's Investors
Services ("Moody's") or unrated securities judged by the Fund's investment
Manager, OppenheimerFunds, Inc., to be comparable to securities rated as investment grade. These investments are more fully explained in "About the
Fund's Investments," below.

      The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less. However, the Fund can invest in securities that have short, intermediate or long maturities. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet that target at all times.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look nationwide for municipal securities, evaluating them using a variety of factors that may change over time and may vary in particular cases. The portfolio managers currently look for:
      o  Securities that offer high current income,

      o  A wide range of issuers and securities to provide portfolio diversification,

      o  Investment-grade securities that offer high income, particularly callable bonds,

      o  Securities of a variety of different issuers, for portfolio diversification to help reduce risk of volatility, including unrated bonds and securities of smaller issuers that might be overlooked by other investors and funds,
o     Coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and
o     Securities with a diverse array of maturities, so that portions of the portfolio will mature at different times to reduce share price volatility.

      The portfolio managers may consider selling a security if one or more of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal personal income taxes, from a portfolio of intermediate  maturity to try to reduce share price volatility.
The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for and does not offer its shares to retirement plan accounts. The Fund is intended to be a long-term investment but is not a complete investment program.
Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. They include changes in general bond market movements, the change in value of particular bonds or the income they pay because of an event affecting the issuer, or changes in interest rates that can affect bond prices overall.
There is also the risk that poor security selection by the Fund's investment
Manager will cause the Fund to underperform other funds having a similar objective.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the Fund's shares might fall. To help reduce credit risks, the Fund focuses on investing in investment-grade securities. However, credit ratings are not guarantees of an issuer's timely payments of its obligations. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST RATE RISKS. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued municipal securities generally rise. When prevailing interest rates rise, the values of already-issued municipal securities generally fall, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities having longer maturities.

      Although the Fund attempts to limit its average effective portfolio maturity to not more than five years, the Fund can hold securities having maturities of more than five years to seek higher income. When the Fund holds securities with longer maturities, it will seek to manage its average effective portfolio maturity with other investment techniques. When the average effective maturity of the Fund's portfolio is relatively longer, its share prices may fluctuate more when interest rates change. However, the
Fund's maturity management strategy could be unsuccessful, so that the prices of its portfolio securities could be more volatile than anticipated.

      Additionally, the Fund can buy variable and floating rate obligations.
When interest rates fall, the yields of these securities decline. Callable bonds the Fund buys are more likely to be called when interest rates fall, and the Fund might then have to reinvest the proceeds of the called instrument in other securities that have lower yields, reducing its income.

TOBACCO SETTLEMENT REVENUE BONDS. The Fund may invest a significant portion of its investments in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the
Master Settlement Agreement ("MSA"). The MSA is an agreement, reached out of court in November 1998 between 46 states and nearly all the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

      A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The
Statement of Additional Information contains more detailed information about the Fund's investments in tobacco settlement revenue bonds.

RISKS OF DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased income or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Options, futures, "inverse floaters" and interest rate swaps are examples of derivatives the Fund can use.

      If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
Fund will get less income than expected, its hedge might be unsuccessful, and its share prices could fall. The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to value and to sell them at an acceptable price.

BORROWING FOR LEVERAGE. The Fund can borrow from banks in amounts as permitted by the Investment Company Act to buy portfolio securities. This use of "leverage" will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share prices more sensitive to interest rate changes.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

      While the Fund's strategy of managing the volatility of its portfolio by limiting its effective maturity may help reduce fluctuations in the Fund's share prices, unanticipated events can affect the maturity of securities and reduce the effectiveness of that strategy. In the OppenheimerFunds spectrum, the Fund is more conservative than some types of bond funds, such as high yield bond funds, and may be less volatile than longer-term tax-exempt funds, but it has greater risks than money market funds.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[see appendix to the prospectus for data in bar chart showing annual total returns.]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/01/04 through 9/30/04, the cumulative return (not annualized) before taxes for Class A shares was 4.56%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 4.94% (1Qtr '95) and the lowest return (not annualized) before taxes for a calendar quarter was -4.59% (1Qtr '94).

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Average Annual Total Returns        1 Year            5 Years          10 Years
for    the    periods    ended                                        (or life of
December 31, 2003                                                   class, if less)

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Class A Shares  (inception

11/11/86)                            4.27%             3.82%             4.75%
  Return Before Taxes                4.26%             3.78%             4.73%
  Return After Taxes on
  Distributions                      4.54%             3.93%             4.76%
  Return  After  Taxes  on
  Distributions  and  Sale
  of Fund Shares

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Lehman Brothers Municipal
Bond Index (reflects no
deduction for fees, expenses

or taxes)                            5.31%             5.83%            6.03%1

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Class  B   Shares   (inception       3.23%             3.61%             4.96%

9/11/95)
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Class  C   Shares   (inception                           3.77%
12/1/93)                          6.19%                              4.30%

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1.    From 12/31/1993.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 1% (5-year); and for
Class C, the 1% contingent deferred sales charge for the 1-year period.
Because Class B shares convert to Class A shares 72 months after purchase,
Class B "life-of-class" performance does not include the contingent deferred sales charge and uses Class A performance for the period after conversion.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2004.

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Shareholder Fees (charges paid directly from your investment):
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                             Class A      Class B    Class C Shares
                             Shares        Shares
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Maximum Sales Charge          3.50%         None          None
(Load) on purchases (as
% of offering price)
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Maximum Deferred Sales
Charge (Load) (as % of
the lower of the              None1         4%2           1%3
original offering price
or redemption proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                Class A Shares  Class B Shares  Class C Shares

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Management Fees                     0.43%           0.43%            0.43%

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Distribution and/or Service         0.24%           1.00%            1.00%
(12b-1) Fees

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Other Expenses4                     0.29%           0.29%            0.26%

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Total Annual Operating Expenses     0.96%           1.72%            1.69%

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Expenses may vary in future years.

1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments  of $1  million  or more of  Class A  shares.  See  "How to Buy
   Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
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4. "Other expenses" include transfe3 years fees, cu5tyears fees, an10 years                                         1 year
   accounting and legal expenses
   the table are based on, among
   paid if the transfer agent ha that the Fund
   voluntary undertaking to the  other things, pays. The "Other Expenses" in daily net assets per fiscal yd not waived a the fees the Fund would have amended or withdrawn at any tFund to limit tportion of its fees under a represent the expenses incurrear for all clahose fees to 0.35% of average expense limitation described ime. The "Othersses. That undertaking may be ed during the p Expenses" in the table
EXAMPLES. These examples are intabove not beingrior fiscal year due to the
investing in the Fund with the c                exceeded.
examples assume that you invest ended to help y
the time periods indicated, and ost of investinou compare the cost of

                                $10,000 in a clg in other mutual funds. The
      The first example assumes reinvest your dass of shares of the Fund for
of those periods. The second exa               ividends and distributions.
examples also assume that your ithat you redeem
the class's operating expenses rmple assumes yo all of your shares at the end higher or lower because expensesnvestment has au keep your shares. Both assumptions your expenses would emain the same. 5% return each year and that will vary over Your actual costs may be
If shares are redeemed:         be as follows:  time. Based on these
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Class A Shares                       $647            $865           $1,492                                           $445

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Class B Shares                     $576        $746       $1,041     $1,6561

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Class C Shares                     $273        $537        $925      $2,014

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If shares are not redeemed:       1 year      3 years    5 years    10 years
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Class A Shares                     $445        $647        $865      $1,492

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Class B Shares                     $176        $546        $941      $1,6561

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Class C Shares                     $173        $537        $925      $2,014

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1. Class B expense for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by diversifying investments, emphasizing investment-grade securities, seeking to limit the average effective maturity of the portfolio, and carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yields and share prices of the Fund will change daily based on changes in market prices of securities, interest rates and market conditions and in response to other economic events. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

Municipal Securities. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other municipal debt obligations. These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), the District of Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued). The Fund can also buy securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal personal income tax (in the opinion of bond counsel to the issuer at the time the security is issued).  The opinion of bond counsel does not insure that the interest will remain tax-exempt during the life of the bond.  All of these types of debt obligations are referred to as "municipal securities" in this
      Prospectus.

What is A Municipal Security? A municipal security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

      Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, specific projects or public facilities. The Fund can invest in municipal securities that are "general obligations," secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.

      The Fund can also buy "revenue obligations," whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source, such as,
      e.g., tobacco revenue settlement bonds. Some of these revenue obligations are private activity bonds that pay interest that may be a tax preference for investors subject to alternative minimum tax.

o     Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities. The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis. If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.
      Some lease obligations might not have an active trading market, making it difficult for the Fund to value and to sell them at an acceptable price.

Determining the "Average Effective Maturity" of the Fund's Portfolio. In
      general, when interest rates change, debt securities having shorter maturities fluctuate in value less than securities with longer maturities.  The Fund tries to reduce the volatility of its share prices by seeking to maintain an average effective portfolio maturity of five years or less. It measures the "average" maturity of all of its securities on a "dollar-weighted" basis, meaning that larger securities holdings have a greater effect on overall portfolio maturity than smaller holdings. The Fund can therefore hold securities with stated
      and effective maturities of more or less than five years.

      The "effective" maturity of a security is not always the same as the stated maturity date. A number of factors may cause the "effective"
      maturity to be shorter than the stated maturity. For example, a bond's effective maturity might be deemed to be shorter (for pricing and trading purposes) than its stated maturity as a result of differences between its coupon interest rate and current market interest rates, whether the bond is callable (that means the issuer can pay off the bond prior to its stated maturity), the rate of accretion of discounts on the bond, and other factors such as mandatory put provisions and scheduled sinking fund payments.

      When interest rates change, securities that have an effective maturity that is shorter than their stated maturity tend to behave like securities having those shorter maturity dates. However, those securities might not behave as expected, and the Fund might not always be successful in maintaining its average effective portfolio maturity at five years or less or in reducing the volatility of its share prices.

Ratings of Municipal Securities. As a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in investment-grade municipal securities that are exempt from federal income tax (including securities subject to alternative minimum tax).
      Under normal market conditions, as a non-fundamental policy, the Fund will invest at least 95% of its net assets in these securities. Not more than 5% of total assets will be invested in securities rated below investment grade at the time of acquisition. "Investment grade"
      securities are those rated within the four highest rating categories of
      Moody's, S&P, or Fitch or other nationally-recognized rating organizations, or (if unrated) judged by the Manager to be comparable to securities rated as investment grade. Rating definitions of rating organizations are in Appendix A to the Statement of Additional
      Information. If a security the Fund buys is not rated, the Manager will use its judgment to assign a rating that it believes is comparable to that of a rating organization.

      The Manager relies to some extent on credit ratings by nationally recognized rating organizations in evaluating the credit risk of securities selected for the Fund's portfolio. It also uses its own research and analysis to evaluate risks. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security might change over time. If the rating of a security is reduced after the Fund buys it, the Fund is not required automatically to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the
      Fund's portfolio.

o     Special Risks of Lower-Grade Securities. Municipal securities that are below investment grade (these are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers may not meet their debt obligations. They may also be less liquid than investment-grade securities, making it harder for the
      Fund to value or to sell them at an acceptable price.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its investment objective, the Fund can also use the investment techniques and strategies described below. The
Manager might not always use all of the different types of techniques and investments described below. These techniques have risks although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank or the 91-day U.S. Treasury Bill rate.
o     Inverse Floaters Have Special Risks. Variable rate bonds known as
      "inverse floaters" pay interest at rates that move in the opposite direction of yields on short-term bonds in response to market changes.
      As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund will not invest more than 20% of its total assets in inverse floaters.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund can purchase municipal securities on a "when-issued" basis and can purchase or sell securities on a "delayed- delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Puts and Stand-By Commitments. The Fund can acquire "stand-by commitments" or
      "puts" with respect to municipal securities. These investments give the
      Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, a security having this feature may have a lower interest rate. The Fund will acquire stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Derivative Investments. The Fund can use derivatives to seek increased income or to try to hedge investment risks. The Fund generally does not use hedging instruments, such as options, to try to hedge investment risks.
      In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. "Inverse floaters" and "variable rate obligations" are examples of derivatives that the Fund can use.
o     There are Special Risks in Using Derivative Investments.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. If that happens, the
   Fund will get less income than expected or its hedge might be unsuccessful, and its share prices could fall. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold.  However, using derivatives can increase the volatility of the
   Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

TEMPORARY DEFENSIVE AND INTERIM INVESTMENTS. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in temporary defensive investments that are inconsistent with the
Fund's principal investment strategies. Generally, they would be high-quality, short-term money market instruments such as U.S. Government securities, highly-rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. To the extent the Fund invests in these securities, it might not achieve its investment objective.
      Under normal market conditions, the Fund can also hold these types of investments for cash management purposes (in amounts not exceeding 20% of its total assets) pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of September 30, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of Ronald Fielding and other investment professionals selected from the Manager's Rochester Division.  This portfolio management team is primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Fielding is a Senior Vice President of the Manager (since January 1996) and a Vice President of the Fund.  Mr.
      Fielding serves in a similar capacity for other Oppenheimer funds.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million. The Fund's management fee for its last fiscal year ended
      September 30, 2004, was 0.43% of average annual net assets for each class of shares.

PENDING LITIGATION
      Six law suits have been filed as putative derivative and class actions against the Fund's investment Manager, Distributor and Transfer Agent, some of the Oppenheimer funds, including the Fund and Directors or
      Trustees of some of those funds, including the Fund. The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment
      Company Act and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the defendant Directors or Trustees breached their fiduciary duties to fund shareholders under the Investment Company Act and at common law. Those law suits were filed on August 31, 2004 and,
      September 3, 2004, September 14, 2004, September 14, 2004, September
      21, 2004 and September 22, 2004, respectively, in the U. S. District
      Court for the Southern District of New York. The complaints seek unspecified compensatory and punitive damages, rescission of the funds'
      investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the
      Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT your account

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder Application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
      Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 5 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of
      $100,000 or more for Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charges described below and in the Statement of
      Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
      Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
      Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
       Amount of Purchase Front-End Sales   Front-End Sales   Concession As
                                            Charge As a
                          Charge As a       Percentage of
                          Percentage of     Net               Percentage of
                          Offering Price    Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $100,000             3.50%             3.63%            3.00%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000   or  more  but       3.00%             3.09%            2.50%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000   or  more  but       2.50%             2.56%            2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000   or  more  but       2.00%             2.04%            1.50%
 less than $1 million
 ------------------------------------------------------------------------------

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
      Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.
Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time
o     Right of Accumulation. To reduce the Class A front-end sales charge under the rates in the table above that apply to larger
         purchases, you can add to the amount of your current purchase the value of investments currently being made by you and your spouse (or previously made by you and your spouse and still held) in Class A and Class B shares of the Fund and other
         Oppenheimer funds (a list is in the Statement of Additional
         Information under "How to Buy Shares - The Oppenheimer
         Funds"). You may not include Class A shares of Oppenheimer
         Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales charge for this purpose. In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint
         accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a
         trust, estate or other fiduciary account (including employee benefit plans for the same employer) that has multiple
         accounts. To qualify for this Right of Accumulation, if you are buying shares directly from the Fund you must inform the
         Fund's Distributor of your eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current intermediary
         (depending on the way you are buying your shares) a copy of each account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will combine the value of all your eligible Oppenheimer fund accounts based on the current offering price per share to determine what Class A sales charge breakpoints you may qualify for on your current purchase.
o     Letters of Intent. You may also reduce the Class A front-end sales charge on current purchases of shares of the Fund under the rates in the table above by submitting a Letter of Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase Class A and/or Class B shares of the Fund (and other Oppenheimer funds except Class A shares of
         Oppenheimer Money Market Fund and Oppenheimer Cash Reserves)
         over a 13-month period. The total amount of your intended
         purchases of Class A and Class B shares will determine the reduced sales charge rate that will apply to Class A shares of the Fund purchased during that period. You can include
         purchases made up to 90 days before the date of the Letter.
         Submitting a Letter of Intent does not obligate you to
         purchase the specified amount of shares.  You can also apply the Right of Accumulation to these purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without sales charge, at the net asset value per share in
         effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales charge. This
         privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B
         shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.
Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the
      Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information, which is also available on the
      OppenheimerFunds website, at www.oppenheimerfunds.com (under the
                                   ------------------------
      hyperlinks "Access Accounts and Services - Investor Service Center").
      To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent with at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund). That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

--------------------------------------------------------------------------------
Years Since Beginning of Month in Which  Contingent Deferred Sales Charge on
                                         Redemptions in That Year
Purchase Order was Accepted              (As % of Amount Subject to Charge)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                    4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                    3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                    2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                    1.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
More than 5                              None
--------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
      adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
      B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 3.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the
      Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.
      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.
      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic
Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):

   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.

   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

Checkwriting. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards. They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o     Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o     Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o     Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o     You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o     Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH your DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or

o     shares redeemed in the special circumstances  described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares any regular business day.

   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are redeemed from one fund and are normally purchased from the other fund in the same transaction on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an omnibus account)
      receives an exchange request that conforms to the policies described above.  It must be received by the close of The New
      York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  The Transfer Agent may delay the reinvestment of the proceeds of an exchange up to five business days if it determines in its discretion that an earlier
      transmittal of the redemption proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.
o     The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected when its shares are repeatedly exchanged over the short term.  When large dollar amounts are involved, the Fund's implementation of its investment strategies may be negatively affected or the Fund might have to raise or retain more cash than the portfolio manager would normally retain, to meet unanticipated redemptions.  Frequent exchange activity also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those exchange requests.  These factors might hurt the Fund's performance.  When the Transfer Agent in its discretion believes frequent trading activity by any person, group or account would have a disruptive effect on the Fund's ability to manage its investments, the Fund and the Transfer Agent may reject purchase orders and/or exchanges into the Fund.  The history of exchange activity in all accounts known by the Transfer Agent to be under common ownership or control within the Oppenheimer funds complex may be considered by the Transfer Agent, with respect to the review of exchanges involving this Fund as part of the Transfer Agent's procedures to detect and deter excessive exchange activity.  The Transfer Agent may permit exchanges that it believes in the exercise of its judgment are not disruptive.  The Transfer Agent might not be able to detect frequent exchange activity conducted by the underlying owners of shares held in omnibus accounts, and therefore might not be able to effectively prevent frequent exchange activity in those accounts.  There is no guarantee that the Transfer Agent's controls and procedures will be successful to identify investors who engage in excessive trading activity or to curtail that activity.

      As stated above, the Fund permits dealers or financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority).  The Manager, the Distributor and/or the Transfer Agent have agreements with a limited number of broker-dealers and investment advisers permitting them to submit exchange orders in bulk on behalf of their clients, provided that those broker-dealers or advisers agree to restrictions on their exchange activity (which are more stringent than the restrictions that apply to other shareholders).  Those restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund.  The Fund and its
      Transfer Agent may restrict or refuse bulk exchange requests submitted by a financial intermediary on behalf of a large number of accounts
      (including pursuant to the arrangements described above) if, in the
      Transfer Agent's judgment exercised in its discretion, those exchanges would be disruptive to either fund in the exchange transaction.

   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September.  See the Statement of Additional
      Information (shareholders may visit the OppenheimerFunds website) to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in-kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the
Fund from the purchase payment for such shares.

       The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. Additionally, the amount of those dividends and any other distributions paid on Class B and Class C shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on Class A shares will generally be higher than for Class
B and Class C shares, which normally have higher expenses than Class A. The
Fund cannot guarantee that it will pay any dividends or other distributions.

Capital Gains. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in
December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

Taxes. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes. All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax.

      Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

The Fund intends each year to qualify as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2004            2003           2002             2001         2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.70       $   14.86      $   14.71       $    14.28     $  14.76
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .73             .79            .73              .73          .72
Net realized and unrealized gain (loss)                   .51            (.16)           .14              .42         (.39)
                                                     -----------------------------------------------------------------------
Total from investment operations                         1.24             .63            .87             1.15          .33
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.76)           (.79)          (.72)            (.72)        (.72)
Distributions from net realized gain                       --              --             --               --         (.09)
                                                     -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.76)           (.79)          (.72)            (.72)        (.81)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.18       $   14.70      $   14.86       $    14.71     $  14.28
                                                     =======================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       8.62%           4.19%          6.17%            8.22%        2.48%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $491,985       $ 260,413      $ 112,312       $  100,734     $ 99,032
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $371,845       $ 184,574      $ 100,220       $   97,558     $106,818
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.94%           5.36%          5.02%            5.02%        5.13%
Total expenses                                           0.96%           1.00%          0.92%            0.94%        0.94%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3         0.89% 5           N/A 3        N/A 3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%           100%              32%          74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                     2004            2003            2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.69       $   14.85       $   14.70       $   14.28     $   14.76
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .63             .69             .62             .62           .62
Net realized and unrealized gain (loss)                   .50            (.18)            .15             .41          (.39)
                                                   --------------------------------------------------------------------------
Total from investment operations                         1.13             .51             .77            1.03           .23
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.65)           (.67)           (.62)           (.61)         (.62)
Distributions from net realized gain                       --              --              --              --          (.09)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.65)           (.67)           (.62)           (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    15.17       $   14.69       $   14.85       $   14.70     $   14.28
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       7.81%           3.40%           5.38%           7.34%         1.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   95,267       $  70,742       $  24,086       $  19,519     $  17,972
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   84,577       $  47,571       $  20,967       $  18,479     $  18,498
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.21%           4.60%           4.27%           4.25%         4.36%
Total expenses                                           1.72%           1.77%           1.68%           1.70%         1.70%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3          1.65% 5          N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%            100%             32%           74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                     2004            2003            2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.66       $   14.82       $   14.68       $   14.25     $   14.73
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .63             .69             .62             .62           .62
Net realized and unrealized gain (loss)                   .50            (.18)            .14             .42          (.39)
                                                   --------------------------------------------------------------------------
Total from investment operations                         1.13             .51             .76            1.04           .23
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.65)           (.67)           (.62)           (.61)         (.62)
Distributions from net realized gain                       --              --              --              --          (.09)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.65)           (.67)           (.62)           (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    15.14       $   14.66       $   14.82       $   14.68     $   14.25
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       7.85%           3.42%           5.32%           7.43%         1.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  306,784       $ 164,236       $  25,349       $  19,604     $  17,282
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  243,380       $  93,199       $  21,058       $  17,692     $  18,906
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.20%           4.62%           4.27%           4.25%         4.37%
Total expenses                                           1.69%           1.75%           1.68%           1.70%         1.70%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3          1.65% 5          N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%            100%             32%           74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

INFORMATION AND SERVICES

For More Information on Oppenheimer Limited Term Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can send us a request by e-mail or read or

                              download documents on the OppenheimerFunds

                              website: www.oppenheimerfunds.com
                                       ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-2668

PR0860.001.1104
Printed on recycled paper

                          APPENDIX TO PROSPECTUS OF
                   OPPENHEIMER LIMITED TERM MUNICIPAL FUND

      Graphic material included in Prospectus of Oppenheimer Limited Term
Municipal Fund:  "Annual Total Returns (Class A) (as of 12/31 each year).

      A bar chart will be included in the Prospectus of Oppenheimer Limited
Term Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical $10,000 investment in Class A shares of the Fund for each of the
10 most recent calendar years without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar          Oppenheimer Limited Term
Year              Municipal Fund
Ended             Class A Shares
-----             --------------

12/31/94             -4.36%
12/31/95             13.40%
12/31/96              5.06%
12/31/97              9.02%
12/31/98              6.15%
12/31/99             -3.44%
12/31/00              7.14%
12/31/01              3.69%
12/31/02              7.83%
12/31/03              8.05%

Oppenheimer Limited Term Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 26, 2004

      This  Statement of  Additional  Information  is not a  prospectus.  This document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 26,  2004.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 or by calling the Transfer Agent at the toll-free  number shown above or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks.........
     The Fund's Investment Policies...........................................
     Municipal Securities.....................................................
     Other Investment Techniques and Strategies...............................
     Investment Restrictions..................................................
How the Fund is Managed.......................................................
     Organization and History.................................................
     Trustees and Officers of the Fund........................................
     The Manager .............................................................
Brokerage Policies of the Fund................................................
Distribution and Service Plans................................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How to Exchange Shares........................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................

Financial Information About the Fund

Independent Registered Public Accounting Firm's Report........................
Financial Statements .........................................................

                                      75
                                      2
A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

The  investment  objective and the principal  investment  policies of the Fund are described in the  Prospectus.  This  Statement of  Additional  Information
contains  supplemental  information  about  those  policies  and the  types of securities that the Fund's  investment  Manager,  OppenheimerFunds,  Inc., can select  for the Fund.  Additional  explanations  are also  provided  about the strategies the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's  Manager  uses in  selecting portfolio  securities will vary over time. The Fund is not required to use all of the investment  techniques and strategies  described  below at all times in seeking its goal.  It may use some of the special  investment  techniques  and strategies at some times or not at all.

      The Fund  does not  make  investments  with  the  objective  of  seeking capital growth.  However, the values of the securities held by the Fund may be affected  by changes in general  interest  rates and other  factors,  prior to their  maturity.  Because the current values of debt securities vary inversely with changes in prevailing  interest rates, if interest rates increase after a security is purchased,  that security will normally fall in value. Conversely, should  interest rates  decrease  after a security is purchased,  normally its value will rise.

      However,  those  fluctuations  in value  will not  generally  result  in realized  gains or losses to the Fund unless the Fund sells the security prior to the security's  maturity. A debt security held to maturity is redeemable by its issuer at full principal  value plus accrued  interest.  The Fund does not usually intend to dispose of securities  prior to their  maturity,  but may do so for liquidity  purposes,  or because of other factors  affecting the issuer that cause the  Manager to sell the  particular  security.  In that case,  the
Fund could realize a capital gain or loss on the sale.

      There are  variations  in the credit  quality of  municipal  securities, both within a particular rating  classification  and between  classifications.
These  variations  depend  on  numerous  factors.   The  yields  of  municipal
securities depend on a number of factors,  including general conditions in the municipal securities market, the size of a particular  offering,  the maturity of the  obligation  and  rating  (if  any) of the  issue.  These  factors  are discussed in greater detail below.

|X|   Portfolio  Turnover.  A change in the  securities  held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term trading  increases  the rate of  portfolio  turnover  and could  increase  the
Fund's  transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage  expense  because  most of the  Fund's  portfolio  transactions  are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade  securities to achieve capital gains, because they would not be tax-exempt  income.  To a limited  degree,  the Fund may engage in  short-term  trading to attempt to take  advantage of short-term market variations.  It may also do so to dispose of a portfolio security prior to its  maturity.  That  might be done if, on the  basis of a  revised  credit evaluation of the issuer or other  considerations,  the Manager  believes such disposition  is  advisable  or the Fund  needs  to  generate  cash to  satisfy requests  to  redeem  Fund  shares.  In those  cases,  the Fund may  realize a capital gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus  under "About the Fund's  Investments."
Municipal  securities are generally  classified as general  obligation  bonds, revenue bonds and notes. A discussion of the general  characteristics of these principal types of municipal securities follows below.

|X|   Municipal  Bonds.  We have  classified  municipal  securities  having  a maturity  (when the  security  is issued) of more than one year as  "municipal bonds."  The  principal  classifications  of  long-term  municipal  bonds  are
"general  obligation"  and  "revenue"  (including  "industrial   development")
bonds.  They may have  fixed,  variable  or  floating  rates of  interest,  as described below.

      Some bonds may be "callable,"  allowing the issuer to redeem them before their  maturity  date. To protect  bondholders,  callable  bonds may be issued with  provisions  that  prevent  them from being  called for a period of time.
Typically,  that is 5 to 10 years from the issuance date.  When interest rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_|   General  Obligation Bonds. The basic security behind general  obligation bonds is the  issuer's  pledge of its full faith and credit and taxing  power, if any, for the  repayment of principal  and the payment of interest.  Issuers of general  obligation  bonds include states,  counties,  cities,  towns,  and regional districts.  The proceeds of these obligations are used to fund a wide range of public  projects,  including  construction or improvement of schools, highways and roads,  and water and sewer  systems.  The rate of taxes that can be levied  for the  payment of debt  service on these  bonds may be limited or unlimited.  Additionally,  there  may be  limits  as to the rate or  amount of special assessments that can be levied to meet these obligations.

|_|   Revenue  Bonds.  The principal  security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities,  or, in some cases,  the proceeds of a special excise tax or other specific revenue source  such as a state's  or local  government's  proportionate  share of the tobacco  Master  Settlement  Agreement.  Further  information on those tobacco settlement  revenue  bonds is provided  below in "Tobacco  Settlement  Revenue
Bonds."  Revenue  bonds  are  issued  to  finance a wide  variety  of  capital projects.  Examples include electric, gas, water and sewer systems;  highways, bridges, and tunnels; port and airport facilities;  colleges and universities;
and hospitals.

      Although the  principal  security for these types of bonds may vary from bond to bond, many provide  additional  security in the form of a debt service reserve fund that may be used to make  principal and interest  payments on the issuer's  obligations.  Housing  finance  authorities  have  a wide  range  of security,  including  partially or fully insured  mortgages,  rent  subsidized and/or  collateralized  mortgages,  and/or the net  revenues  from  housing or other public projects.  Some authorities  provide further security in the form of a state's ability (without  obligation) to make up deficiencies in the debt service reserve fund.

|_|   Industrial   Development   Bonds.   Industrial   development  bonds  are
considered  municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public  authorities  to raise money to finance various privately operated  facilities for business and manufacturing, housing,  sports,  and  pollution  control.  These  bonds  may also be used to finance public facilities such as airports,  mass transit systems,  ports, and parking.  The payment of the principal and interest on such bonds is dependent
solely  on  the  ability  of  the  facility's   user  to  meet  its  financial
obligations and the pledge,  if any, of real and personal property financed by the bond as security for those payments.

|_|   Private Activity Municipal  Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act")  reorganized,  as well as amended,  the rules  governing tax exemption  for  interest on certain  types of  municipal  securities.  The Tax
Reform  Act  generally  did not change the tax  treatment  of bonds  issued in
order  to  finance   governmental   operations.   Thus,  interest  on  general
obligation  bonds  issued by or on behalf of state or local  governments,  the proceeds  of which are used to finance  the  operations  of such  governments, continues  to be  tax-exempt.  However,  the Tax Reform Act limited the use of tax-exempt  bonds for  non-governmental  (private)  purposes.  More  stringent restrictions  were placed on the use of  proceeds  of such bonds.  Interest on certain  private  activity bonds is taxable under the revised rules.  There is an exception for "qualified"  tax-exempt  private activity bonds, for example,
exempt  facility  bonds  including  certain   industrial   development  bonds,
qualified  mortgage bonds,  qualified  Section  501(c)(3) bonds, and qualified student loan bonds.

      In  addition,  limitations  as to the amount of private  activity  bonds which each state may issue were revised  downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private  activity bonds issued after August 7, 1986, which  continues to be tax-exempt,  will be treated as a tax  preference  item subject  to  the  alternative  minimum  tax to  which  certain  taxpayers  are subject.  The Fund may hold  municipal  securities  the interest on which (and thus a proportionate share of the exempt-interest  dividends paid by the Fund)
will be subject to the  Federal  alternative  minimum tax on  individuals  and corporations.

      The  Federal  alternative  minimum  tax is  designed  to ensure that all persons who receive  income pay some tax,  even if their  regular tax is zero.
This is  accomplished  in part by  including  in taxable  income  certain  tax preference  items  that  are used to  calculate  alternative  minimum  taxable income.  The Tax Reform Act made  tax-exempt  interest  from  certain  private activity bonds a tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend paid by a regulated  investment  company  will be  treated  as  interest  on a  specific private  activity  bond to the extent of the  proportionate  relationship  the interest  the  investment  company  receives  on such  bonds  bears to all its exempt interest dividends.

      In addition,  corporate taxpayers subject to the alternative minimum tax may, under some circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum taxable  income.  That could occur in situations where the "adjusted  current  earnings" of the corporation  exceeds its alternative minimum taxable income.

      To  determine  whether a  municipal  security  is  treated  as a taxable private  activity  bond,  it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction.  Under the trade or  business  use and  security  interest  test,  an  obligation  is a private activity  bond if: (i) more than 10% of the bond proceeds are used for private business  purposes  and  (ii)  10% or  more of the  payment  of  principal  or interest on the issue is directly or indirectly  derived from such private use or is secured by the privately  used  property or the payments  related to the use of the property.  For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term  "private  business  use" means any direct or indirect use in a trade or business  carried on by an individual or entity other than a state or municipal  governmental  unit. Under the private loan restriction,  the amount of bond  proceeds  that may be used to make  private  loans is  limited to the lesser  of 5% or  $5.0  million  of the  proceeds.  Thus,  certain  issues  of municipal  securities could lose their tax-exempt status  retroactively if the issuer  fails  to  meet  certain  requirements  as to the  expenditure  of the proceeds  of that  issue or the use of the  bond-financed  facility.  The Fund makes no independent  investigation of the users of such bonds or their use of proceeds  of the  bonds.  If the  Fund  should  hold a  bond  that  loses  its
tax-exempt  status  retroactively,   there  might  be  an  adjustment  to  the
tax-exempt income previously distributed to shareholders.

      Additionally,  a  private  activity  bond  that  would  otherwise  be  a qualified  tax-exempt  private  activity bond will not, under Internal Revenue
Code Section  147(a),  be a qualified  bond for any period  during which it is held  by a  person  who is a  "substantial  user"  of the  facilities  or by a
"related  person"  of  such  a  substantial  user.  This  "substantial   user"
provision  applies  primarily to exempt facility bonds,  including  industrial development  bonds.  The Fund may invest in industrial  development  bonds and other private  activity bonds.  Therefore,  the Fund may not be an appropriate investment for entities which are  "substantial  users" (or persons related to
"substantial  users") of such exempt  facilities.  Those  entities and persons should consult their tax advisors before purchasing shares of the Fund.

      A  "substantial  user" of such  facilities  is  defined  generally  as a
"non-exempt  person who regularly  uses part of a facility"  financed from the proceeds of exempt  facility  bonds.  Generally,  an individual  will not be a
"related  person"  under the Internal  Revenue Code unless such  individual or the  individual's  immediate family (spouse,  brothers,  sisters and immediate descendants)  own directly or  indirectly  in the  aggregate  more than 50% in value of the equity of a corporation  or  partnership  which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|  Tobacco Settlement Revenue Bonds. The Fund may invest a
significant portion of its assets in tobacco settlement revenue bonds.  As of the Fund's fiscal year ended September 30, 2004, 26.1% of the Fund's assets were invested in tobacco revenue settlement bonds.

Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master Settlement Agreement ("MSA"). The MSA is an
agreement, reached out of court in November 1998 between 46 states and nearly all the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

      On September 21, 2004, a civil trial (United States v. Philip Morris,
et. al.) began in U.S. district court nearly five years after the U.S.
Department of Justice first filed charges against the tobacco industry. The federal government alleges that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. The civil lawsuit seeks a disgorgement of $280 billion, representing industry profits, and funding for cessation and counter-advertising programs, and release of all industry documents. The named defendant tobacco companies represent approximately 98% of the tobacco industry's market share. The tobacco industry denies any wrongdoing and counters that it has greatly modified its practices, including warning labels on cigarette packs since the 1960s and agreeing to the MSA with the states. A negative outcome to the trial would adversely affect the MSA companies and, in turn, could potentially cause delays or reductions in bond payments by those companies. However, to date, it is not possible to predict the outcome of the litigation.

      |X| Municipal Notes.  Municipal  securities  having a maturity (when the security  is issued) of less than one year are  generally  known as  municipal notes.  Municipal notes  generally are used to provide for short-term  working capital  needs.  Some of the types of  municipal  notes the Fund can invest in are described below.

        |_| Tax  Anticipation  Notes.  These  are  issued to  finance  working capital needs of  municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income, sales, use or other business taxes, and are payable from these specific future taxes.

        |_| Revenue  Anticipation Notes. These are notes issued in expectation of receipt of other  types of  revenue,  such as  Federal  revenues  available under Federal revenue-sharing programs.

        |_| Bond Anticipation  Notes.  Bond  anticipation  notes are issued to provide  interim  financing  until  long-term  financing can be arranged.  The long-term  bonds  that are issued  typically  also  provide  the money for the repayment of the notes.

        |_|  Construction  Loan  Notes.  These  are  sold to  provide  project construction  financing  until  permanent  financing  can  be  secured.  After successful  completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X| Tax Exempt  Commercial  Paper.  This type of  short-term  obligation
(usually  having a maturity  of 270 days or less) is issued by a  municipality to meet current working capital needs.

      |X| Municipal  Lease  Obligations.  The Fund's  investments in municipal lease  obligations  may be  through  certificates  of  participation  that are offered to investors by public  entities.  Municipal  leases may take the form of a lease or an  installment  purchase  contract  issued  by a state or local government  authority  to obtain  funds to acquire a wide variety of equipment and facilities.

      Some  municipal  lease   securities  may  be  deemed  to  be  "illiquid"
securities.  Their purchase by the Fund would be limited as described below in
"Illiquid  Securities."  From time to time the Fund may invest more than 5% of its net assets in municipal lease  obligations that the Manager has determined to be liquid under  guidelines set by the Board of Trustees.  Those guidelines require the Manager to evaluate:
      |_| the frequency of trades and price quotations for such securities;
      |_| the number of dealers or other potential  buyers willing to purchase or sell such securities;
      |_| the availability of market-makers; and
      |_| the nature of the trades for such securities.

      Municipal  leases  have  special  risk  considerations.  Although  lease obligations do not constitute  general  obligations  of the  municipality  for which the  municipality's  taxing  power is  pledged,  a lease  obligation  is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease obligation.  However,  certain lease
obligations  contain   "non-appropriation"  clauses  which  provide  that  the
municipality has no obligation to make lease or installment  purchase payments in future  years  unless  money is  appropriated  for that purpose on a yearly basis.  While  the  obligation  might be  secured  by the  lease,  it might be difficult to dispose of that property in case of a default.

      Projects financed with  certificates of participation  generally are not
subject  to  state   constitutional   debt   limitations  or  other  statutory
requirements  that may apply to other  municipal  securities.  Payments by the public entity on the obligation  underlying the  certificates are derived from available  revenue  sources.  That revenue might be diverted to the funding of other municipal service  projects.  Payments of interest and/or principal with respect  to the  certificates  are not  guaranteed  and do not  constitute  an obligation of a state or any of its political subdivisions.

      In  addition  to  the  risk  of  "non-appropriation,"   municipal  lease
securities  do not have as highly  liquid a market as  conventional  municipal bonds.  Municipal leases,  like other municipal debt obligations,  are subject to the risk of  non-payment  of  interest or  repayment  of  principal  by the issuer.  The  ability of  issuers of  municipal  leases to make  timely  lease payments  may be  adversely  affected  in general  economic  downturns  and as relative  governmental cost burdens are reallocated  among federal,  state and local  governmental  units.  A default in payment of income  would result in a reduction  of income to the Fund.  It could also result in a reduction  in the value of the  municipal  lease and that,  as well as a default in repayment of principal,  could  result in a  decrease  in the net asset  value of the Fund.
While the Fund holds such  securities,  the  Manager  will also  evaluate  the likelihood  of a  continuing  market  for these  securities  and their  credit quality.

      |X|  Maturity  of the Fund's  Portfolio.  The Fund  seeks to  maintain a dollar-weighted  average effective portfolio maturity of five years or less to try to reduce the  volatility of the values of its  securities.  However,  the
Fund  can  invest  in  securities  that  have  short,   intermediate  or  long
maturities.  The  goal  is to try to  manage  the  sensitivity  of the  Fund's portfolio  to  changes  in  interest  rates,  and in  doing so to  manage  the volatility of the Fund's share prices in response to those changes.

      The  Manager  determines  the  effective  maturity  of debt  obligations purchased by the Fund  considering  various factors that apply to a particular type  of  debt  obligation,  including  those  described  below.  While a debt security's  maturity can be used to measure the  sensitivity of the security's price to changes in interest  rates,  the term to maturity of a security  does not take into  account  the pattern (or  expected  pattern) of the  security's payments of interest or principal prior to maturity.

      |X| Ratings of Municipal Securities.  The Fund normally invests at least
95%  of  its  net  assets  (plus   borrowing  for   investment   purposes)  in
investment-grade  municipal securities that are exempt from federal income tax
(including  securities  subject to alternative  minimum tax). Not more than 5%
of total assets will be invested in securities  rated below  investment  grade at the time of acquisition.  Ratings by ratings  organizations such as Moody's
Investors  Service,   Standard  &  Poor's  Ratings  Service  and  Fitch,  Inc.
represent the  respective  rating  agency's  opinions of the credit quality of the municipal  securities they undertake to rate.  However,  their ratings are general opinions and are not guarantees of quality.  Municipal securities that have the same  maturity,  coupon and rating may have different  yields,  while other  municipal  securities  that  have  the same  maturity  and  coupon  but different ratings may have the same yield.

      Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its  rating  may be  reduced  below the  minimum  required  for purchase by the Fund.  Neither  event  requires the Fund to sell the security, but the Manager  will  consider  such events in  determining  whether the Fund should  continue to hold the  security.  To the extent that  ratings  given by
Moody's,  Standard & Poor's,  or Fitch  change as a result of changes in those rating  organizations  or their rating  systems,  the Fund will attempt to use comparable  ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund can buy  municipal  securities  that  are  "pre-refunded."  The issuer's  obligation to repay the principal value of the security is generally collateralized  with U.S.  government  securities placed in an escrow account.
This causes the  pre-refunded  security to have  essentially the same risks of default as a AAA-rated security.

      The  rating  definitions  of  Moody's,  Standard  & Poor's and Fitch for municipal  securities  are  contained  in  Appendix  A to  this  Statement  of
Additional  Information.  The Fund can purchase securities that are unrated by nationally  recognized  rating  organizations.  The Manager  will make its own assessment of the credit  quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating  agencies,  and assign a rating category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However,  the Manager's rating does not constitute a guarantee of the quality of a particular issue.

      |_| Special Risk of Lower-Grade  Securities.  Lower grade securities may have a higher yield than securities rated in the higher rating categories.  In addition to having a greater  risk of default  than  higher-grade  securities, there may be less of a market for these  securities.  As a result  they may be harder to sell at an  acceptable  price.  The  additional  risks mean that the
Fund may not receive the  anticipated  level of income from these  securities, and the Fund's net asset  value may be  affected  by  declines in the value of lower-grade  securities.  However,  because  the added  risk of lower  quality securities  might not be consistent  with the Fund's policy of preservation of capital,  the Fund limits its investments in lower quality  securities.  While securities  rated  "Baa" by  Moody's  or  "BBB"  by  Standard  &  Poor's,  are
investment  grade,  they  may be  subject  to  special  risks  and  have  some speculative characteristics.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund may from time to time  employ  the  types of  investment  strategies  and investments  described  below. It is not required to use all of the strategies at all times and at times may not use them.

      |X|  Floating  Rate  and  Variable  Rate  Obligations.  Some  fixed  and variable  rate  obligations  have a demand  feature  that  allows  the Fund to tender the  obligation  to the issuer or a third party prior to its  maturity.
The tender may be at par value plus accrued  interest,  according to the terms of the obligation.

      The  interest  rate  on a  floating  rate  note  is  based  on a  stated
prevailing  market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other  standard,  and is adjusted  automatically  each time such rate is  adjusted.  The  interest  rate on a  variable  rate note is also based on a stated  prevailing  market  rate but is adjusted  automatically  at specified intervals of not less than one year.  Generally,  the changes in the interest  rate on such  securities  reduce  the  fluctuation  in their  market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation or  depreciation is less than that for fixed-rate  obligations of the same maturity.  The Manager may determine that an unrated floating rate or variable  rate  obligation  meets the Fund's  quality  standards  by reason of being  backed by a letter of credit or  guarantee  issued by a bank that meets those quality standards.

      Floating  rate  and  variable  rate  demand  notes  that  have a  stated
maturity  in excess of one year may have  features  that  permit the holder to
recover  the  principal  amount  of  the  underlying   security  at  specified
intervals not  exceeding one year and upon not more than 30 days' notice.  The issuer  of  that  type of  note  normally  has a  corresponding  right  in its discretion,  after a given period, to prepay the outstanding  principal amount of the note  plus  accrued  interest.  Generally  the  issuer  must  provide a specified number of days' notice to the holder.

      |X| Inverse Floaters and Other Derivative Investments.  Inverse floaters may offer  relatively  high  current  income,  reflecting  the spread  between long-term and short-term tax exempt  interest  rates. As long as the municipal yield curve remains  relatively steep and short-term  rates remain  relatively low, owners of inverse  floaters will have the opportunity to earn interest at above-market  rates  because  they  receive  interest at the higher  long-term rates but have paid for bonds with money borrowed at lower  short-term  rates.
If the yield curve  flattens and shifts upward,  an inverse  floater will lose value more quickly than a  conventional  long-term  bond. The Fund will invest in inverse floaters to seek higher  tax-exempt  yields than are available from fixed-rate bonds that have comparable  maturities and credit ratings.  In some cases the  holder of an  inverse  floater  may have an option to  convert  the floater to a fixed-rate bond, pursuant to a "rate-lock option."

      Some inverse  floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse  floaters that have interest rate caps might be part of a portfolio  strategy to try to maintain a high  current  yield  for the  Fund  when the Fund  has  invested  in  inverse floaters  that  expose  the  Fund to the  risk  of  short-term  interest  rate fluctuations.  "Embedded"  caps can be used to hedge a portion  of the  Fund's
exposure  to  rising   interest   rates.   When   interest   rates   exceed  a
pre-determined  rate, the cap generates  additional cash flows that offset the
decline  in  interest  rates  on  the  inverse  floater,   and  the  hedge  is
successful.  However,  the Fund bears the risk that if  interest  rates do not
rise  above  the  pre-determined   rate,  the  cap  (which  is  purchased  for
additional  cost)  will not  provide  additional  cash  flows and will  expire worthless.

      Inverse   floaters  are  a  form  of  derivative   investment.   Certain
derivatives,  such as options,  futures,  indexed securities and entering into swap  agreements,  can be used to increase or decrease the Fund's  exposure to changing  security  prices,  interest  rates or other  factors that affect the value of securities.  However,  these techniques could result in losses to the
Fund,  if the  Manager  judges  market  conditions  incorrectly  or  employs a strategy  that does not  correlate  well with the  Fund's  other  investments.
These  techniques  can cause losses if the  counterparty  does not perform its promises.  An additional  risk of investing in municipal  securities  that are derivative  investments  is that their  market value could be expected to vary to a much greater  extent than the market value of municipal  securities  that are not derivative  investments  but have similar credit  quality,  redemption provisions and maturities.

      |X|  "When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund can
purchase  securities on a "when-issued"  basis,  and may purchase or sell such
securities  on  a   "delayed-delivery"   (or  "forward   commitment")   basis.
"When-issued"  or  "delayed-delivery"  refers to  securities  whose  terms and indenture  are  available  and for  which a market  exists,  but which are not available for immediate delivery.

      When such  transactions  are  negotiated  the price  (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date.  Normally the  settlement  date is within six months of the purchase of municipal  bonds and  notes.  However,  the Fund  may,  from time to time,  purchase  municipal securities  having a settlement date more than six months and possibly as long as two years or more  after the trade  date.  The  securities  are  subject to change in value from market  fluctuation  during the  settlement  period.  The value at delivery may be less than the purchase  price.  For example,  changes in  interest  rates in a  direction  other than that  expected  by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued  security until the Fund receives the security at settlement of the trade.

      The Fund will  engage  in  when-issued  transactions  in order to secure what is  considered  to be an  advantageous  price  and  yield  at the time of entering  into the  obligation.  When  the  Fund  engages  in  when-issued  or delayed-delivery  transactions,  it relies on the buyer or seller, as the case may be, to complete the  transaction.  Its failure to do so may cause the Fund to lose the  opportunity  to  obtain  the  security  at a price  and  yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for the  purposes  of  investment leverage.  Although the Fund will enter into  when-issued or  delayed-delivery purchase  transactions  to  acquire  securities,  the  Fund may  dispose  of a commitment  prior to  settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to deliver or receive against a forward  commitment,  it may incur a gain or loss.

      At the time the Fund makes a  commitment  to purchase or sell a security on a when-issued or forward  commitment  basis,  it records the transaction on its  books  and  reflects  the  value  of the  security  purchased.  In a sale transaction,  it records the proceeds to be received,  in determining  its net asset  value.  The Fund will  identify on its books liquid  securities  of any type at least equal to the value of purchase  commitments  until the Fund pays for the investment.

      When-issued  transactions  and  forward  commitments  can be used by the
Fund  as a  defensive  technique  to  hedge  against  anticipated  changes  in interest rates and prices.  For instance,  in periods of rising interest rates and falling  prices,  the Fund might sell  securities  in its  portfolio  on a forward  commitment  basis to attempt  to limit its  exposure  to  anticipated falling prices.  In periods of falling  interest rates and rising prices,  the
Fund  might  sell  portfolio  securities  and  purchase  the  same or  similar securities  on a  when-issued  or  forward  commitment  basis,  to obtain  the benefit of currently higher cash yields.

      |X| Puts  and  Standby  Commitments.  When  the  Fund  buys a  municipal security subject to a standby commitment to repurchase the security,  the Fund is entitled to same-day  settlement  from the purchaser.  The Fund receives an exercise  price equal to the amortized  cost of the  underlying  security plus any accrued  interest at the time of exercise.  A put purchased in conjunction with a municipal  security  enables the Fund to sell the  underlying  security within a specified period of time at a fixed exercise price.

      The Fund might  purchase a standby  commitment or put separately in cash or it might acquire the security subject to the standby  commitment or put (at a price that reflects that additional feature).

      The Fund  will  enter  into  these  transactions  only  with  banks  and securities  dealers that, in the Manager's  opinion,  present  minimal  credit risks. The Fund's ability to exercise a put or standby  commitment will depend on the ability of the bank or dealer to pay for the  securities  if the put or standby  commitment is exercised.  If the bank or dealer should default on its obligation,  the Fund  might not be able to  recover  all or a portion  of any loss sustained from having to sell the security elsewhere.

      Puts and standby  commitments  are not  transferable  by the Fund.  They terminate  if the Fund sells the  underlying  security to a third  party.  The
Fund  intends  to  enter  into  these  arrangements  to  facilitate  portfolio liquidity,  although  such  arrangements  might  enable  the  Fund  to  sell a security  at a  pre-arranged  price  that may be  higher  than the  prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might  refrain  from  exercising a put or standby  commitment  if the exercise price is  significantly  higher than the prevailing  market price, to avoid imposing a loss on the seller that could  jeopardize the Fund's business relationships with the seller.

      A put or  standby  commitment  increases  the cost of the  security  and reduces the yield  otherwise  available from the security.  Any  consideration paid by the Fund for the put or standby  commitment  will be  reflected on the
Fund's books as unrealized  depreciation  while the put or standby  commitment is held,  and a realized  gain or loss when the put or commitment is exercised or expires.  Interest  income  received by the Fund from municipal  securities subject to puts or stand-by  commitments  may not qualify as tax exempt in its hands if the terms of the put or stand-by  commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X| Repurchase  Agreements.  The Fund may acquire  securities subject to
repurchase   agreements.   It  may  do  so  for  liquidity  purposes  to  meet
anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions.

      In a repurchase  transaction,  the Fund  acquires a security  from,  and simultaneously  resells it to an  approved  vendor for  delivery  on an agreed upon future  date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved  vendors  include U.S.
commercial banks,  U.S. branches of foreign banks or broker-dealers  that have been  designated a primary  dealer in  government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority  of  these  transactions  run  from  day to day.  Delivery pursuant  to  resale  typically  will  occur  within  one to five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into  transactions that will cause more than 25% of the Fund's total assets to be subject to repurchase agreements.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times while the  repurchase  agreement is in effect,  the  collateral's  value must  equal  or  exceed  the  repurchase  price  to  fully  collateralize  the repayment obligation.

      The Manager will monitor the vendor's  creditworthiness  to confirm that
the  vendor  is   financially   sound  and  will   continuously   monitor  the
collateral's  value.  However,  if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in  disposing of the  collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid  and  Restricted  Securities.  To  enable  the Fund to sell its holdings of a restricted  security not registered  under the Securities Act of
1933,  the Fund might have to cause those  securities  to be  registered.  The expenses of  registering  restricted  securities may be negotiated by the Fund with the issuer at the time the Fund buys the  securities.  When the Fund must arrange  registration  because  the  Fund  wishes  to  sell  the  security,  a considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it.  The Fund  would  bear the risks of any  downward  price  fluctuation during that period.

      The  Fund  has  percentage   limitations  that  apply  to  purchases  of
restricted  and  illiquid  securities,  as  stated  in the  Prospectus.  Those percentage  restrictions do not limit purchases of restricted  securities that are  eligible  for resale to qualified  institutional  purchasers  pursuant to
Rule 144A under the  Securities  Act of 1933,  provided that those  securities have been  determined  to be liquid by the Board of Trustees of the Fund or by the  Manager  under  guidelines  approved  by the  Board  of  Trustees.  Those guidelines take into account the trading  activity for such securities and the availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holding of that security may be deemed to be illiquid.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      |X| Loans of Portfolio  Securities.  To attempt to raise income or raise cash for liquidity  purposes,  the Fund may lend its  portfolio  securities to brokers,  dealers  and  other  financial  institutions.  There  are  risks  in connection  with  securities  lending.  The Fund might  experience  a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned securities.  The Fund presently does not intend to lend securities;
but if it does,  these loans cannot exceed 5% of the value of the Fund's total assets.  Income  from  securities  loans does not  constitute  exempt-interest income for the purpose of paying tax-exempt dividends.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on the loaned  securities.  It also receives one or more of (a) negotiated  loan fees,  (b) interest on securities  used as collateral, and (c)  interest  on  short-term  debt  securities  purchased  with  the loan collateral.  Either type of interest may be shared with the borrower. The Fund may pay reasonable  finder's,  administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet  applicable  tests under the  Internal  Revenue  Code and must  permit  the  Fund to  reacquire  loaned securities on five days' notice or in time to vote on any important matter.

      |X| Hedging.  The Fund can purchase and sell futures  contracts  and put and call options and can enter into interest rate swap  agreements.  These are all  referred  to as  "hedging  instruments."  The Fund  does not use  hedging instruments for speculative  purposes,  and has limits on the use of them. The
Fund does not use  hedging  instruments  to a  substantial  degree  and is not required to use them in seeking its goal.

      Hedging  involves  risks.  If the Manager used a hedging  instrument  at the wrong time or judged  market  conditions  incorrectly,  the hedge might be unsuccessful  and the strategy could reduce the Fund's return.  The Fund could also  experience  losses if the prices of its futures  and  options  positions were not correlated with its other  investments or if it could not close out a position because of an illiquid market for the future or option.

      The Fund can use hedging to attempt to protect  against  declines in the market value of its portfolio,  to permit the Fund to retain  unrealized gains in the value of portfolio  securities that have appreciated,  or to facilitate selling securities for investment reasons. To do so the Fund could:
      |_|   sell interest rate futures or municipal bond index futures,
      |_|   buy puts on such futures or securities, or
      |_|   write  covered  calls  on   securities,   interest  rate  futures,
      broadly-based  municipal indices,  or municipal bond index futures.  The
      Fund can also  write  covered  calls on debt  securities  to  attempt to increase the Fund's  income,  but that income  would not be  tax-exempt.
      Therefore  it is unlikely  that the Fund would write  covered  calls for that purpose.

      The Fund can  also use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute for purchasing  individual  debt securities.  In that  case  the  Fund  would  normally  seek to  purchase  the securities,  and then  terminate  that  hedging  position.  For  this  type of hedging, the Fund could:
      |_|   buy interest rate futures or municipal bond index futures, or
      |_|   buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental to the Fund's investment  activities in the underlying cash market.
The particular  hedging  instruments the Fund can use are described below. The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's investment  objective,  are approved by its Board,  and are permissible  under the Fund's investment restrictions and applicable regulations.

        |_| Futures.  The Fund can buy and sell futures contracts  relating to debt securities  (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal  bond index  futures"),  but only as a hedge against interest rate changes.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specific  type of debt  security  to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the futures position.

      A "municipal bond index" assigns  relative values to the municipal bonds in the index,  and is used as the basis for trading  long-term  municipal bond futures  contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation  under the contract may also be satisfied by entering  into an offsetting  contract.  The strategies  which the Fund employs in using  municipal  bond index futures are similar to those with regard to interest rate futures.

      No money is paid by or received  by the Fund on the  purchase or sale of a futures contract.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment in cash or U.S.  government securities  with the  futures  commission  merchant  (the  "futures  broker").
Initial margin  payments will be deposited  with the Fund's  custodian bank in an account  registered  in the futures  broker's  name.  However,  the futures
broker  can  gain  access  to  that  account  only  under  certain   specified
conditions.  As the  future is marked  to  market  (that is,  its value on the
Fund's books is changed) to reflect  changes in its market  value,  subsequent margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which  time a final  determination  of  variation  margin  is made  and  additional  cash is required  to be paid by or  released  to the  Fund.  Any  gain or loss is then realized by the Fund on the Future for tax  purposes.  Although  interest rate
futures  by  their  terms  call  for   settlement  by  the  delivery  of  debt
securities,  in most cases the  obligation is fulfilled  without such delivery by entering  into an  offsetting  transaction.  All futures  transactions  are effected  through a clearing house  associated  with the exchange on which the contracts are traded.

      The Fund may concurrently  buy and sell futures  contracts in a strategy anticipating  that the future the Fund  purchased will perform better than the future the Fund sold.  For example,  the Fund might buy municipal bond futures and  concurrently  sell U.S.  Treasury  bond futures (a type of interest  rate future).  The Fund would benefit if municipal bonds  outperform U.S.  Treasury bonds on a duration-adjusted  basis. There are risks that this type of futures strategy will not be successful.  U.S.  Treasury bonds might perform better on a  duration-adjusted  basis than municipal  bonds,  and the assumptions  about duration  that were used might be  incorrect  (for  example,  the  duration of municipal  bonds relative to U.S.  Treasury bonds might turn out to be greater than anticipated).

        |_| Put and Call  Options.  The Fund can buy and sell certain kinds of put  options  (puts)  and  call  options  (calls),  including  index  options, securities  options and options on futures.  These  strategies  are  described below.

        Options  trading  involves  the payment of premiums  and can  increase portfolio  turnover.  Interest  rate  swaps are  subject  to credit  risks and interest rate risks.

        |_| Writing  Covered Call Options.  The Fund can write (that is, sell)
call  options.  Calls  the  Fund  sells  may  be  listed  on a  securities  or commodities  exchange or quoted on NASDAQ,  the automated  quotation system of
The Nasdaq(R)Stock Market, Inc. or traded in the over-the-counter  market. Each call the Fund writes must be  "covered"  while it is  outstanding.  That means the Fund must own the  investment on which the call was written.  The Fund may write calls on futures contracts,  but if it does not own the futures contract or deliverable securities,  these calls must be covered by securities or other liquid  assets that the Fund owns and  segregates  to enable it to satisfy its obligations  if the call is  exercised.  Up to 20% of the Fund's  total assets may be subject to calls.

      When  the  Fund  writes  a call  on a  security,  it  receives  cash  (a
premium).The  Fund agrees to sell the underlying  investment to a purchaser of a  corresponding  call on the same security  during the call period at a fixed exercise price regardless of market price changes during the call period.  The call  period is usually  not more than nine  months.  The  exercise  price may differ  from  the  market  price  of the  underlying  security.  The  Fund has retained  the risk of loss  that  the  price of the  underlying  security  may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the  call  price,  it is  likely  that  the  call  will  lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise  price,  multiplied by the specified  multiple  that  determines  the total  value of the call for each  point of  difference.  If the  value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank, will act as the Fund's escrow agent through the facilities of the Options Clearing  Corporation  ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges,  or as to other acceptable  escrow securities.  In that way, no margin will be  required  for such  transactions.
OCC will release the  securities  on the  expiration  of the calls or upon the
Fund's entering into a closing purchase transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  Government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price would generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will  treat as  illiquid  (for  purposes  of its  restriction  on  illiquid securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the  executing  broker.  The SEC is evaluating whether OTC options should be considered liquid securities.  The procedure described above could be affected by the outcome of that evaluation.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund wrote was more or less than the price of the call the Fund  purchased to close  out the  transaction.  A profit  may  also be  realized  if the call lapses  unexercised,  because the Fund retains the  underlying  investment and the premium  received.  Any such  profits are  considered  short-term  capital gains  for  Federal  tax  purposes,  as are  premiums  on lapsed  calls.  When distributed by the Fund they are taxable as ordinary income.

      The Fund may also write calls on futures  contracts  without  owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating in escrow an equivalent  dollar value of liquid  assets.  The Fund will segregate additional  liquid assets if the value of the escrowed assets drops below 100%
of the current value of the future. Because of this escrow requirement,  in no circumstances  would  the  Fund's  receipt  of an  exercise  notice as to that future put the Fund in a "short" futures position.
        |_| Writing Put Options.  The Fund can sell put options.  A put option on  securities  gives the  purchaser  the right to sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option period. The Fund will not write puts if, as a result,  more than 20% of the Fund's total assets would be required to be  segregated  to cover such put options.

      If the Fund  writes a put,  the put must be  covered  by  liquid  assets identified on the Fund's  books.  The premium the Fund receives from writing a put  represents a profit,  as long as the price of the  underlying  investment remains  equal to or above the exercise  price of the put.  However,  the Fund also assumes the  obligation  during the option  period to buy the  underlying investment from the buyer of the put at the exercise price,  even if the value of the  investment  falls  below  the  exercise  price.  If a put the Fund has written  expires  unexercised,  the Fund  realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is exercised,  the
Fund must fulfill its obligation to purchase the underlying  investment at the exercise  price.  That price  will  usually  exceed  the  market  value of the investment at that time.  In that case,  the Fund may incur a loss if it sells the  underlying  investment.  That  loss  will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the underlying  security the Fund will deposit in escrow liquid assets with a value equal to or greater  than the  exercise  price of the  underlying securities.  The Fund  therefore  forgoes the  opportunity  of  investing  the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security and pay the exercise price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation as the writer of the put. That  obligation  terminates upon expiration of the put. It may also  terminate  if,  before it  receives  an  exercise  notice,  the Fund effects a closing purchase  transaction by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for Federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

        |_|  Purchasing  Calls and Puts. The Fund can buy calls on securities, broadly-based  municipal  bond  indices,  municipal  bond  index  futures  and interest  rate  futures.  It can  also buy  calls  to close  out a call it has written,  as  discussed  above.  Calls  the  Fund  buys  may  be  listed  on a securities  or  commodities  exchange,  or quoted on NASDAQ,  or traded in the over-the-counter  market.  A call or put  option may not be  purchased  if the purchase  would  cause the value of all the  Fund's  put and call  options  to exceed 5% of its total assets.

      When  the  Fund  purchases  a call  (other  than in a  closing  purchase transaction),  it pays a premium.  For calls on securities that the Fund buys, it has  the  right  to buy  the  underlying  investment  from  a  seller  of a corresponding  call on the same  investment  during the call period at a fixed exercise price.  The Fund benefits only if (1) the call is sold at a profit or
(2) the call is exercised when the market price of the  underlying  investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call.  If the call is not either  exercised  or sold  (whether or not at a profit),  it will become  worthless at its  expiration  date. In that case the Fund will lose its  premium  payment  and the right to  purchase  the underlying investment.

      The Fund can buy puts on debt  securities,  municipal bond indices,  and interest  rate or  municipal  bond index  futures,  whether or not it owns the underlying  investment.  When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash.

      Buying a put on an  investment  the Fund  does not own (such as an index or future)  permits the Fund either to resell the put or to buy the underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on a debt security,  interest rate future or municipal bond index future the Fund owns enables the Fund to protect  itself  during the put period against a decline in the value of the underlying  investment  below the exercise  price by selling the investment at the exercise price to a seller of corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the  Fund  will,  have  paid  the  premium  but  lost  the  right  to sell the underlying  investment.  However,  the  Fund  may  sell  the put  prior to its expiration. That sale may or may not be at a profit.

        |_| Risks of Hedging  with  Options  and  Futures.  The use of hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions incorrectly, hedging strategies may reduce the Fund's returns.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The  exercise  of calls  written by the Fund may cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying  investment in connection with the  exercise  of a call or put.  Such  commissions  might be higher on a relative  basis  than the  commissions  for direct  purchases  or sales of the underlying  investments.  Premiums  paid for  options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large amounts of leverage.  The leverage  offered by trading in options  could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling  interest rate futures and municipal bond index futures or purchasing  puts on municipal bond indices or futures to attempt to protect  against  declines in the value of the Fund's securities.  The risk is that the  prices of such  futures  or the  applicable index  will  correlate  imperfectly  with the  behavior  of the cash (that is, market)  prices of the Fund's  securities.  It is possible for  example,  that while the Fund has used  hedging  instruments  in a short  hedge,  the  market might advance and the value of debt  securities  held in the Fund's  portfolio might  decline.  If that  occurred,  the Fund would lose money on the  hedging instruments  and also  experience  a decline in value of its debt  securities.
However,  while  this  could  occur  over a brief  period  or to a very  small degree,  over time the value of a  diversified  portfolio  of debt  securities will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of debt  securities  being  hedged and  movements  in the price of the hedging instruments,  the Fund  might use  hedging  instruments  in a  greater  dollar amount than the dollar amount of debt securities being hedged.  It might do so if the  historical  volatility  of the  prices  of the debt  securities  being hedged is greater than the historical volatility of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions  due to  differences  in the natures of those markets.
All  participants  in the futures  markets  are subject to margin  deposit and maintenance  requirements.  Rather  than  meeting  additional  margin  deposit requirements,  investors may close out futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and
futures  markets.  From  the  point  of  view  of  speculators,   the  deposit
requirements in the futures markets are less onerous than margin  requirements in the securities markets.  Therefore,  increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the municipal  securities  markets as a temporary  substitute  for the purchase of individual  securities  (long  hedging).  It is possible that the market might decline.  If the Fund then concludes not to invest in such securities  because of concerns that there might be further  market  decline or for other reasons, the Fund will realize a loss on the hedging  instruments that is not offset by a reduction in the purchase price of the securities.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary  market will exist for a  particular  option.  If the Fund could not effect a closing purchase  transaction due to a lack of a market, it would  have to hold the  callable  investment  until  the call  lapsed  or was exercised, and could incur losses.

        |_| Interest Rate Swap  Transactions.  In an interest  rate swap,  the
Fund and another party exchange their right to receive or their  obligation to pay  interest on a  security.  For  example,  they may swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its  total  assets.  Also,  the Fund  will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that  exceed the amounts it is entitled to receive,  and it will adjust that amount daily,  as needed.  Income from interest rate swaps may be taxable.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments made by the Fund under a swap  agreement  will have been greater than those  received  by it.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  to an  interest  rate swap defaults,  the  Fund's  loss will  consist  of the net  amount of  contractual interest  payments  that the  Fund  has not yet  received.  The  Manager  will monitor the  creditworthiness  of  counterparties  to the Fund's interest rate swap transactions on an ongoing basis.

      The  Fund  can   enter   into   swap   transactions   with   appropriate
counterparties  pursuant  to  master  netting  agreements.  A  master  netting agreement  provides that all swaps done between the Fund and that counterparty under  the  master  agreement  shall  be  regarded  as  parts  of an  integral agreement.  If on  any  date  amounts  are  payable  under  one or  more  swap transactions,  the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults  generally or on one swap,  the  counterparty  can  terminate  the swaps with that party.
Under master netting agreements,  if there is a default resulting in a loss to one party,  that party's  damages are  calculated  by reference to the average cost of a replacement  swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the  counterparty's  gain or loss on  termination.  The  termination  of all swaps and the  netting of gains and losses on termination is generally referred to as "aggregation."

        |_|  Regulatory  Aspects  of  Hedging  Instruments.   The  Commodities
Futures Trading  Commission (the "CFTC")  recently  eliminated  limitations on futures trading by certain regulated entities including registered  investment
companies.   Consequently   registered  investment  companies  may  engage  in
unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Manager  (as they may be  amended  from time to time),  and as  otherwise  set forth in the Fund's prospectus or this statement of additional information.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges,  or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under  interpretations  of staff members of the  Securities and Exchange
Commission  regarding  applicable  provisions of the  Investment  Company Act, when the Fund  purchases  an  interest  rate  future or  municipal  bond index
future,  it  must  segregate  cash  or  readily  marketable   short-term  debt
instruments  in an  amount  equal  to the  market  value  of  the  investments underlying the future, less the margin deposit applicable to it.

      |X| Temporary  Defensive and Interim  Investments.  The  securities  the
Fund can invest in for temporary defensive purposes include the following:
          |_|                         short-term municipal securities;
          |_|                         obligations  issued or guaranteed by the
          U.S. government or its agencies or instrumentalities;
          |_|             corporate  debt  securities  rated  within the three
          highest grades by a nationally recognized rating agency;
          |_|             commercial  paper  rated "A-1" by Standard & Poor's,
          or   having   a    comparable    rating   by   another    nationally
          recognized-rating agency; and
          |_|             certificates  of  deposit  of  domestic  banks  with
          assets of $1 billion or more.

      |X|  Taxable  Investments.  While  the Fund can  invest up to 20% of its total assets in investments  that generate  income subject to income taxes, it does not  anticipate  investing  substantial  amounts of its assets in taxable investments  under normal market  conditions or as part of its normal  trading strategies and policies.  To the extent it invests in taxable securities,  the
Fund would not be able to meet its  objective of providing  tax exempt  income to  its  shareholders.  Taxable  investments  include,  for  example,  hedging instruments,  repurchase  agreements,  and some of the types of  securities it would buy for temporary defensive purposes.

|X|   Investment in Other  Investment  Companies.  The Fund can also invest in the  securities  of other  investment  companies,  which can include  open-end funds,  closed-end funds and unit investment trusts, subject to the limits set forth in the Investment  Company Act that apply to those types of investments, and the  following  additional  limitation:  the  Fund  cannot  invest  in the securities  of  other  registered  investment  companies  or  registered  unit investment  trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1)
of  the  Investment  Company  Act.  For  example,   the  Fund  can  invest  in
Exchange-Traded  Funds,  which are typically open-end funds or unit investment trusts,  listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income  markets represented by the Exchange-Traded  Funds' portfolio,  at times when the Fund may not be able to buy those portfolio securities directly.

Investing   in  another   investment   company  may  involve  the  payment  of
substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

      |X|  Borrowing  for  Leverage.  The  Fund  can  borrow  from  banks  and investment  companies in amounts as permitted by the Investment Company Act to buy  portfolio  securities.  Borrowing to purchase  portfolio  securities is a speculative  investment  technique  known  as  "leveraging."  This  investment technique  may  subject  the Fund to greater  risks and costs,  including  the burden of interest  expense,  an expense the Fund would not  otherwise  incur.
The Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all  times  in the  manner  required  under  applicable  provisions  of the
Investment  Company Act. If the value of the Fund's  assets fails to meet this
300% asset coverage requirement,  the Fund is required to reduce its bank debt within  three days to meet the  requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  The interest on a loan might be more (or less) than the yield on the securities  purchased with the loan proceeds.  Additionally,  the
Fund's net asset value per share might  fluctuate more than that of funds that do not borrow.

      The Fund has entered into an agreement  enabling it to participate  with other  OppenheimerFunds  in an unsecured line of credit with a bank.  Interest is charged to each fund based on its  respective  borrowings.  The Fund pays a commitment fee equal to its pro rata share of the average  amortized amount of the  credit  line.  This  fee is  described  in  the  notes  to the  Financial
Statements at the end of this Statement of Additional Information.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act,  such a  "majority"  vote is defined as the vote of the holders of the lesser of:
      |_|         67% or more of the shares  present or  represented  by proxy at a  shareholder  meeting,  if the  holders  of  more  than  50% of the outstanding shares are present or represented by proxy, or
      |_|         more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional  Fundamental  Policies?  The following investment restrictions are fundamental policies of the Fund:

      |_| The Fund may not borrow money,  except to the extent permitted under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund  cannot make loans,  except to the extent  permitted  under the  Investment  Company  Act,  the  rules or  regulations  thereunder  or any exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations may be amended or interpreted from time to time.

      |_| The Fund  cannot  buy  securities  or other  instruments  issued  or guaranteed  by any one  issuer if more than 5% of its  total  assets  would be invested  in  securities  or other  instruments  of that issuer or if it would then own more than 10% of that issuer's  voting  securities.  This  limitation applies  to 75% of the  Fund's  total  assets.  The  limit  does not  apply to securities issued or guaranteed by the U.S.  government or any of its agencies or instrumentalities or securities of other investment companies.

      |_| The Fund  cannot  invest 25% or more of its total  assets in any one industry.  That limit does not apply to securities issued or guaranteed by the
U.S. government or its agencies and  instrumentalities or securities issued by other investment companies.

      |_| The Fund cannot invest in real estate.  However, the Fund can invest in  municipal  securities  or  other  permissible  securities  or  instruments secured by real estate or interests in real estate.

      |_| The Fund cannot underwrite  securities.  A permitted exception is in case it is deemed to be an  underwriter  under the Securities Act of 1933 when reselling in securities held in its portfolio.

      |_| The  Fund  cannot  issue  "senior  securities,"  but  this  does not prohibit  certain  investment  activities  for  which  assets  of the Fund are designated  as  segregated or margin  collateral  or escrow  arrangements  are established  to cover the related  obligations.  Examples of those  activities include borrowing money, reverse repurchase  agreements,  delayed-delivery and when-issued arrangements for portfolio securities transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

    |X| Does the Fund Have Additional  Non-Fundamental  Policies? The Fund has
additional  operating  policies  that are not  fundamental,  and  which can be changed by the Board of Trustees without shareholder  approval.  The following investment restrictions are not fundamental policies of the Fund:

    |_|  Although  the  Fund  can  invest  25%  or  more  of its  assets  in a particular  segment of the  municipal  bond market,  it will not invest 25% or more of its total assets in industrial revenue bonds in a single industry.

    |_| The Fund will not purchase or retain  securities if, as a result,  the
Fund would have more than 5% of its total  assets  invested in  securities  of private  issuers  having  a  record  of  less  than  three  years'  continuous operation,  or in industrial  development bonds if the private entity on whose credit the  security  is based,  directly  or  indirectly,  is less than three years old,  unless the  security  is rated by a  nationally-recognized  rating service.  In each case,  that period may include the operation of  predecessor companies or enterprises.

    |_| The Fund will not invest in common  stock or any  warrants  related to common stocks. These operating policies are not fundamental policies.

|_|   The Fund cannot invest in the securities of other registered  investment companies or registered  unit investment  trusts in reliance on  sub-paragraph
(F) or (G) of section 12(d)(1) of the Investment Company Act.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an  investment  (except in the case of  borrowing  and investments  in  illiquid  securities).  In that  case the Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

Diversification.  The Fund  intends  to be  "diversified"  as  defined  in the
Investment  Company Act and to satisfy the restrictions  against investing too much of its assets in any "issuer" as set forth in the restrictions  above. In implementing  this  policy,  the  identification  of the issuer of a municipal security depends on the terms and conditions of the security.  When the assets and  revenues  of an agency,  authority,  instrumentality  or other  political subdivision  are  separate  from those of the  government  creating it and the security  is  backed  only by the  assets  and  revenues  of the  subdivision, agency,  authority  or  instrumentality,  the latter would be deemed to be the sole issuer.  Similarly,  if an industrial  development bond is backed only by the assets and revenues of the non-governmental  user, then that user would be deemed  to be the  sole  issuer.  However,  if in  either  case  the  creating government or some other entity guarantees a security,  the guarantee would be considered  a  separate  security  and  would be  treated  as an issue of such government or other entity.

Applying the Restriction  Against  Concentration.  To implement its policy not
to   concentrate   its   investments,   the  Fund  has  adopted  the  industry
classifications  set  forth in  Appendix  B to this  Statement  of  Additional
Information. Those industry classifications are not a fundamental policy.

      In implementing  the Fund's policy not to concentrate  its  investments, the Manager will consider a  non-governmental  user of facilities  financed by industrial  development bonds as being in a particular industry.  That is done even though the bonds are  municipal  securities,  as to which the Fund has no concentration  limitation.  In this regard, the Fund's concentration policy is not applicable to the Fund's  investments in tobacco  settlement revenue bonds because those  municipal  bonds are issued by the  respective  states or their instrumentalities,  who  are  not  members  of  any  industry.  Although  this application of the  concentration  restriction is not a fundamental  policy of the Fund, it will not be changed without shareholder approval.

How the Fund is Managed

Organization and History.  The Fund is a diversified  investment  portfolio or
"series" of Oppenheimer  Municipal Fund, an open-end,  diversified  management investment  company organized as a Massachusetts  business trust in 1986, with an unlimited number of authorized shares of beneficial interest.

      Oppenheimer  Municipal  Fund (and  therefore  the Fund as its series) is governed by a Board of  Trustees,  which is  responsible  for  protecting  the interests  of  shareholders  under  Massachusetts's  law.  The  Trustees  meet periodically throughout the year to oversee the Fund's activities,  review its performance, and review the actions of the Manager.

      Classes of Shares.  The Trustees  are  authorized,  without  shareholder approval,  to create new  series and  classes  of  shares.  The  Trustees  may reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may divide or combine the shares of a class into a greater  or  lesser  number  of  shares  without  changing  the  proportionate beneficial  interest  of a  shareholder  in  the  Fund.  Shares  do  not  have cumulative voting rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and
Class C.  All classes invest in the same investment portfolio. Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X| Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a
Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|  Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The Audit Committee is comprised solely of "Independent
Trustees," meaning each member is not an "interested person" as defined in the Investment Company Act.. The members of the Audit Committee are Edward L.
Cameron (Chairman), George C. Bowen, Robert J. Malone and F. William
Marshall, Jr.  The Audit Committee held 6 meetings during the fiscal year ended September 30, 2004.  The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors.
Other main functions of the Audit Committee include, but are not limited to:
(i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls;
(iii) reviewing reports from the Manager's Internal Audit Department; (iv)
maintaining a separate line of communication between the Fund's independent auditors and its Independent Trustees; and (v) exercising all other functions outlined in the Audit Committee Charter, including but not limited to reviewing the independence of the Fund's independent auditors and the pre-approval of the performance by the Fund's independent auditors of any audit and non-audit service, including tax service, for the Fund and the
Manager and certain affiliates of the Manager that is not prohibited by the
Sarbanes-Oxley Act.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman and Beverly Hamilton.  The Review Committee held
6 meetings during the fiscal year ended September 30, 2004.  Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the
Manager and the services provided to the Fund by the transfer agent and the
Manager.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment
Company Act and other applicable law.

      The members of the  Governance  Committee are Robert Malone  (Chairman),
William Armstrong,  Beverly Hamilton and F. William Marshall,  Jr. Each member of the  Committee is an  Independent  Trustee.  The  Governance  Committee was
established  in August  2004 and did not hold any  meetings  during the Fund's fiscal year ended  September 30, 2004.  The  Governance  Committee is expected to  consider  general  governance  matters,  including  a formal  process  for shareholders to send  communications  to the Board and the  qualifications  of candidates  for  board  positions  including  consideration  of any  candidate recommended by shareholders.

      The Governance  Committee has not yet adopted a charter, but anticipates that  it  will  do so by the end of this  calendar  year.  The  Committee  has temporarily  adopted the  process  previously  adopted by the Audit  Committee
regarding   shareholder   submission   of   nominees   for  board   positions.
Shareholders  may submit  names of  individuals,  accompanied  by complete and properly supported resumes,  for the Governance  Committee's  consideration by mailing such  information  to the Committee in care of the Fund. The Committee may  consider  such  persons  at such  time as it meets to  consider  possible nominees.  The Committee,  however,  reserves sole discretion to determine the candidates  for  trustees and  Independent  Trustees to recommend to the Board and/or  shareholders and may identify candidates other than those submitted by
Shareholders.  The  Committee  may,  but need not,  consider  the  advice  and recommendation  of the Manager and its affiliates in selecting  nominees.  The full Board elects new trustees  except for those  instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of Limited Term Municipal Fund, or to
an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way,
Centennial, CO 80112 and may submit their correspondence electronically at
www.opppenheimerfunds.com under the caption "contact us." If your
-------------------------
correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as a group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees are Independent Trustees. Mr. Murphy is an Interested Trustee
because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board
II Funds (defined below) for which he is a trustee or director.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following
Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not
Trustees of Oppenheimer Senior Floating Rate Fund) (referred to as "Board II
Funds"):

                                           Oppenheimer   Principal   Protected

Oppenheimer Cash Reserves                  Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund

                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
Oppenheimer Limited-Term Government Fund   Centennial America Fund, L. P.
                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust

Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust II

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The sales  charges on Class A shares is waived for that group because of the  economies of sales  efforts  realized by the Distributor.

      Messrs. Fielding, Gillespie, Miao, Murphy, Vandehey, Vottiero, Wixted
and Zack, and Mses. Bloomberg, Ives and Lee who are officers of the Fund, respectively hold the same offices with one or more of the other Board II
Funds as with the Fund.  As of October 29, 2004, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.  In addition, each Independent
Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,               Principal Occupation(s) During Past 5     Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                    Years;                                    Range of   Any of the
Position(s) Held    Other Trusteeships/Directorships Held by  Shares     Oppenheimer
with Fund,          Trustee;                                  BeneficiallFunds
Length of Service,  Number of Portfolios in Fund Complex      Owned in   Overseen
Age                 Currently Overseen by Trustee             the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.          Chairman of the following private         $0         Over
Armstrong,          mortgage banking companies: Cherry Creek             $100,000
Chairman of the     Mortgage Company (since 1991),
Board since 2004    Centennial State Mortgage Company (since
and Trustee since   1994), The El Paso Mortgage Company
1999                (since 1993), Transland Financial
Age: 67             Services, Inc. (since 1997); Chairman of
                    the following private companies: Great
                    Frontier Insurance (insurance agency)
                    (since 1995), Ambassador Media
                    Corporation and Broadway Ventures (since
                    1984); a director of the following
                    public companies: Helmerich & Payne,
                    Inc. (oil and gas drilling/production
                    company) (since 1992) and UNUMProvident
                    (insurance company) (since 1991). Mr.
                    Armstrong is also a Director/Trustee of
                    Campus Crusade for Christ and the
                    Bradley Foundation. Formerly a director
                    of the following: Storage Technology
                    Corporation (a publicly-held computer
                    equipment company) (1991-February 2003),
                    and International Family Entertainment
                    (television channel) (1992-1997),
                    Frontier Real Estate, Inc. (residential
                    real estate brokerage) (1994-1999), and
                    Frontier Title (title insurance agency)
                    (1995-June 1999); a U.S. Senator
                    (January 1979-January 1991). Oversees 39
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Avis,     Formerly, Director and President of A.G.  $0         Over
Trustee since 1993  Edwards Capital, Inc. (General Partner               $100,000
Age: 73             of private equity funds) (until February
                    2001); Chairman, President and Chief
                    Executive Officer of A.G. Edwards
                    Capital, Inc. (until March 2000); Vice
                    Chairman and Director of A.G. Edwards,
                    Inc. and Vice Chairman of A.G. Edwards &
                    Sons, Inc. (its brokerage company
                    subsidiary) (until March 1999); Chairman
                    of A.G. Edwards Trust Company and A.G.E.
                    Asset Management (investment advisor)
                    (until March 1999); and a Director
                    (until March 2000) of A.G. Edwards &
                    Sons and A.G. Edwards Trust Company.
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

George C. Bowen,    Formerly   Assistant   Secretary   and  a $0         Over
Trustee since 1998  director  (December  1991-April  1999) of            $100,000
Age: 68             Centennial Asset Management  Corporation;
                    President,   Treasurer   and  a  director
                    (June   1989-April  1999)  of  Centennial
                    Capital   Corporation;   Chief  Executive
                    Officer  and a  director  of  MultiSource
                    Services,  Inc. (March  1996-April 1999).
                    Until April 1999 Mr.  Bowen held  several
                    positions  in  subsidiary  or  affiliated
                    companies  of the  Manager.  Oversees  39
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,  A member of The Life Guard of Mount       $0         $50,001-
Trustee since 2001  Vernon, George Washington's home (since              $100,000
Age: 66             June 2000). Formerly Director (March
                    2001-May 2002) of Genetic ID, Inc. and
                    its subsidiaries (a privately held
                    biotech company); a partner (July
                    1974-June 1999) with
                    PricewaterhouseCoopers LLP (an
                    accounting firm); and Chairman (July
                    1994-June 1998) of Price Waterhouse LLP
                    Global Investment Management Industry
                    Services Group. Oversees 39 portfolios
                    in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,      Director (since February 1998) of Rocky   $0         Over
Trustee since 1990  Mountain Elk Foundation (a                           $100,000
Age: 62             not-for-profit foundation); a director
                    (since 1997) of Putnam Lovell Finance
                    (finance company); a director (since
                    June 2002) of UNUMProvident (an
                    insurance company). Formerly a director
                    (October 1999-October 2003) of P.R.
                    Pharmaceuticals (a privately held
                    company); Chairman and a director (until
                    October 1996) and President and Chief
                    Executive Officer (until October 1995)
                    of the Manager; President, Chief
                    Executive Officer and a director (until
                    October 1995) of Oppenheimer Acquisition
                    Corp., Shareholders Services Inc. and
                    Shareholder Financial Services, Inc.
                    Oversees 39 portfolios in the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Sam Freedman,       Director of Colorado Uplift (a            $0         Over
Trustee since 1996  non-profit charity) (since September                 $100,000
Age: 63             1984). Formerly (until October 1994) Mr.
                    Freedman held several positions in
                    subsidiary or affiliated companies of
                    the Manager. Oversees 39 portfolios in

                    the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Beverly L.          Trustee of Monterey International         $0         $10,001-$50,000
Hamilton,           Studies (an educational organization)
Trustee since 2002  (since February 2000); a director of The
Age: 58             California Endowment (a philanthropic
                    organization) (since April 2002) and of
                    Community Hospital of Monterey Peninsula
                    (educational organization) (since
                    February 2002); a director of America
                    Funds Emerging Markets Growth Fund
                    (since October 1991) (an investment
                    company); an advisor to Credit Suisse
                    First Boston's Sprout venture capital
                    unit. Mrs. Hamilton also is a member of
                    the investment committees of the
                    Rockefeller Foundation and of the
                    University of Michigan. Formerly,
                    Trustee of MassMutual Institutional
                    Funds (open-end investment company)
                    (1996-May 2004); a director of MML
                    Series Investment Fund (April 1989-May
                    2004) and MML Services (April 1987-May
                    2004) (investment companies); member of
                    the investment committee (2000-2003) of
                    Hartford Hospital; an advisor
                    (2000-2003) to Unilever (Holland)'s
                    pension fund; and President (February
                    1991-April 2000) of ARCO Investment
                    Management Company. Oversees 38
                    portfolios in the OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,   Chairman,  Chief  Executive  Officer  and $0         Over
Trustee since 2002  Director of Steele  Street  State Bank (a            $100,000
Age: 60             commercial  banking entity) (since August
                    2003);  director  of  Colorado  UpLIFT (a
                    non-profit  organization)  (since  1986);
                    trustee  (since  2000)  of the  Gallagher
                    Family       Foundation       (non-profit
                    organization).   Formerly,   Chairman  of
                    U.S.  Bank-Colorado (a subsidiary of U.S.
                    Bancorp and  formerly  Colorado  National
                    Bank,)  (July   1996-April  1,  1999),  a
                    director of: Commercial  Assets,  Inc. (a
                    REIT) (1993-2000),  Jones Knowledge, Inc.
                    (a  privately  held  company)  (2001-July
                    2004)  and U.S.  Exploration,  Inc.  (oil
                    and   gas   exploration)   (1997-February
                    2004).  Oversees  38  portfolios  in  the
                    OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William          Trustee   of   MassMutual   Institutional $0         Over
Marshall, Jr.,      Funds   (since   1996)  and  MML   Series            $100,000
Trustee since 2001  Investment   Fund   (since   1987)  (both
Age: 62             open-end  investment  companies)  and the
                    Springfield     Library     and    Museum
                    Association  (since 1995)  (museums)  and
                    the    Community    Music    School    of
                    Springfield  (music school) (since 1996);
                    Trustee  (since  1987),  Chairman  of the
                    Board  (since  2003) and  Chairman of the
                    investment  committee  (since  1994)  for
                    the    Worcester    Polytech    Institute
                    (private  university);  and President and
                    Treasurer  (since  January  1999)  of the
                    SIS  Fund  (a  private   not  for  profit
                    charitable  fund).  Formerly,  member  of
                    the    investment    committee   of   the
                    Community     Foundation    of    Western
                    Massachusetts  (1998  -  2003);  Chairman
                    (January  1999-July 1999) of SIS & Family
                    Bank,   F.S.B.    (formerly   SIS   Bank)
                    (commercial  bank);  and  Executive  Vice
                    President  (January  1999-July  1999)  of
                    Peoples Heritage  Financial  Group,  Inc.
                    (commercial     bank).     Oversees    39
                    portfolios   in   the    OppenheimerFunds
                    complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Int

      The address of Mr. Murphy in the chart below is Two Wor
225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr.
indefinite term, until his resignation, death or removal.
                                                             ld Financial Center,
                           Interested Trustee and Officer    Murphy serves for an
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Fund,         Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,    Chairman,   Chief  Executive  Officer  and $0         Over
President and      director  (since June 2001) and  President            $100,000
Trustee since 2001 (since  September  2000)  of the  Manager;
Age: 55            President  and a  director  or  trustee of
                   other Oppenheimer  funds;  President and a
                   director  (since July 2001) of Oppenheimer
                   Acquisition  Corp.  (the Manager's  parent
                   holding   company)   and  of   Oppenheimer
                   Partnership  Holdings,   Inc.  (a  holding
                   company  subsidiary  of  the  Manager);  a
                   director    (since   November   2001)   of
                   OppenheimerFunds   Distributor,   Inc.  (a
                   subsidiary of the  Manager);  Chairman and
                   a   director    (since   July   2001)   of
                   Shareholder   Services,    Inc.   and   of
                   Shareholder   Financial   Services,   Inc.
                   (transfer   agent   subsidiaries   of  the
                   Manager);  President and a director (since
                   July  2001)  of  OppenheimerFunds   Legacy
                   Program  (a   charitable   trust   program
                   established  by the  Manager);  a director
                   of  the  following   investment   advisory
                   subsidiaries    of   the   Manager:    OFI
                   Institutional   Asset  Management,   Inc.,
                   Centennial Asset  Management  Corporation,
                   Trinity Investment Management  Corporation
                   and  Tremont  Capital   Management,   Inc.
                   (since November 2001),  HarbourView  Asset
                   Management  Corporation  and  OFI  Private
                   Investments,   Inc.   (since  July  2001);
                   President  (since  November 1, 2001) and a
                   director  (since July 2001) of Oppenheimer
                   Real  Asset  Management,  Inc.;  Executive
                   Vice  President  (since  February 1997) of
                   Massachusetts    Mutual   Life   Insurance
                   Company (the Manager's parent company);  a
                   director   (since   June   1995)   of  DLB
                   Acquisition    Corporation    (a   holding
                   company  that  owns the  shares  of Babson
                   Capital  Management  LLC); a member of the
                   Investment  Company  Institute's  Board of
                   Governors  (elected to serve from  October
                   3,  2003  through   September  30,  2006).
                   Formerly,    Chief    Operating    Officer
                   (September    2000-June   2001)   of   the
                   Manager;  President and trustee  (November
                   1999-November    2001)   of   MML   Series
                   Investment     Fund     and     MassMutual
                   Institutional  Funds (open-end  investment
                   companies);    a    director    (September
                   1999-August  2000) of C.M. Life  Insurance
                   Company;    President,   Chief   Executive
                   Officer    and     director     (September
                   1999-August  2000) of MML Bay  State  Life
                   Insurance   Company;   a  director   (June
                   1989-June  1998) of Emerald  Isle  Bancorp
                   and Hibernia  Savings Bank (a wholly-owned
                   subsidiary   of  Emerald  Isle   Bancorp).
                   Oversees      63       portfolios       as
                   Trustee/Director   and  21  portfolios  as
                   Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. Gillespie, Miao and Zack and Messes. Bloomberg and Lee Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008,
for Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms. Ives, 6803 S.
Tucson Way, Centennial, CO 80112-3924. Mr. Fielding, 350 Linden Oaks,
Rochester, NY 14625. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Ronald H. Fielding,     Senior Vice President of the Manager since January 1996;

Vice President and      Chairman of the Rochester Division of the Manager since

Portfolio Manager       January 1996; an officer of 10 portfolios in the
since 2002              OppenheimerFunds complex.
Age:  55

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
Vice President and      March 2004) of the Manager; Vice President (since June
Chief Compliance        1983) of OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services, Inc.
Age:  54                Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of
                        84 portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer since 1999    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Age: 45                 Corporation,    Shareholder   Financial   Services,    Inc.,
                        Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
                        Management   Corporation,    and   Oppenheimer   Partnership
                        Holdings,   Inc.   (since  March   1999),   of  OFI  Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003);   Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)   at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant  Vice  President of the Manager since August 2002;
Assistant Treasurer     formerly   Manager/Financial  Product  Accounting  (November
since 2004              1998-July 2002) of the Manager.  An officer of 84 portfolios
Age: 34                 in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting  of the Manager since March
Assistant Treasurer     2002.  Formerly Vice  President/Corporate  Accounting of the
since 2002              Manager (July  1999-March  2002) prior to which he was Chief
Age:  41                Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 84 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Vice President &        Counsel  (since  February  2002)  of  the  Manager;  General
Secretary since 2001    Counsel  and  a  director   (since  November  2001)  of  the
Age: 56                 Distributor;   General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International Ltd. (October  1997-November
                        2001).  An officer of 84 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 38                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel (August  1994-October  2003) and Assistant
                        Vice President of the Manager  (August  1997-June  1998). An
                        officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Dina C. Lee,            Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager  (since  December  2000);  formerly an attorney  and
since 2004              Assistant  Secretary  of  Van  Eck  Global  (until  December
Age:  34                2000).  An officer of 84 portfolios in the  OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and  Associate  Counsel of the Manager since
Assistant Secretary     May  2004;  formerly  First  Vice  President  and  Associate
since 2004              General  Counsel of UBS Financial  Services Inc.  (formerly,
Age:  36                PaineWebber  Incorporated)  (May 1999 - April 2004) prior to which she was an Associate at Skaden,  Arps, Slate,  Meagher
                        & Flom, LLP (September  1996 - April 1999). An officer of 84 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager since  September 2004.  Formerly Mr.  Gillespie held
since 2004              the  following   positions  at  Merrill   Lynch   Investment
Age:  40                Management:  First  Vice  President  (2001-September  2004);
                        Director  (from  2000) and Vice  President  (1998-2000).  An officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Wayne Miao,             Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager since June 2004.  Formerly an Associate  with Sidley
since 2004              Austin  Brown & Wood LLP  (September  1999 - May  2004).  An
Age:  31                officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

         |X| Remuneration of Trustees. The officers of the Fund and Mr.
Murphy (who is an officer and Trustee of the Fund) are affiliated with the
Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended September 30, 2004. The compensation from all
41 of the Board II Funds (including the Fund) represents compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended
December 31, 2003.

-------------------------------------------------------------------------------
Trustee Name and Other Fund             Aggregate         Total Compensation
                                                          From Fund and Fund
                                    Compensation from       Complex Paid to
Position(s) (as applicable)               Fund1                Trustees*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

William L. Armstrong                      $2,347                $118,649
Chairman of the Board and
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert G. Avis                            $1,549                $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

George C. Bowen                           $1,549                $101,499
Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Edward L. Cameron                         $1,779                $115,503
Audit Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Jon S. Fossel                             $1,779                $115,503
Review Committee Chairman

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Sam Freedman                              $1,549                $101,499
Review Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Beverly Hamilton
Review Committee Member and               $1,5492             $150,5423,4
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Robert J. Malone
Governance Committee Chairman             $1,5495              $100,1795
and Audit Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

F. William Marshall, Jr.
Audit Committee Member and                $1,549               $149,4996
Governance Committee Member

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Effective  December  15,  2003,  James C. Swain,  retired as Trustee  from the
Board II Funds.  For the fiscal  year ended  September  30,  2004,  Mr.  Swain received  $417_aggregate  compensation  from the Fund.  For the calendar  year ended December 31, 2003, Mr. Swain received  $178,000,  in total  compensation from all of the Oppenheimer funds for which he served as Trustee or Director.
1.    Aggregate   Compensation   from   Fund   includes   fees  and   deferred

   compensation, if any, for a Trustee.

Includes $1,549 deferred under Deferred Compensation Plan described below.
1.    Total  compensation for Mrs. Hamilton and Mr. Malone was paid by all the
   Board II Funds,  with the  exception of  Oppenheimer  Senior  Floating Rate
   Fund for  which  they  currently  do not  serve as  Trustees  (total  of 37
   Oppenheimer funds at December 31, 2003).
4.    Includes  $50,363  compensation  (of  which  100% was  deferred  under a deferred  compensation plan) paid to Mrs. Hamilton for serving as a trustee by two open-end investment  companies  (MassMutual  Institutional Funds and
   MML  Series  Investment  Fund)  the  investment  adviser  for  which is the indirect parent company of the Fund's  Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of
   MassMutual Institutional Funds.
5.    Includes  $1,549  deferred  under Deferred  Compensation  Plan described below.
6.    Includes  $48,000  compensation  paid to Mr.  Marshall  for serving as a trustee by two  open-end  investment  companies  (MassMutual  Institutional
   Funds and MML Series  Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager.  The Manager also serves as the  Sub-Advisor to the MassMutual  International  Equity Fund, a series of MassMutual Institutional Funds.

* For purposes of this section only,  "Fund Complex"  includes the Oppenheimer funds,  MassMutual  Institutional  Funds  and MML  Series  Investment  Fund in
accordance  with  the  instructions  for  Form  N-1A.  The  Manager  does  not consider  MassMutual  Institutional Funds and MML Series Investment Fund to be
part of the  OppenheimerFunds  "Fund  Complex"  as that term may be  otherwise interpreted.

      |X| Deferred  Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred  Compensation  Plan for  Independent  Trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount paid to the Trustee  under the plan is  determined  based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  or net  income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      |X| Major  Shareholders.  As of October 29,  2004,  the only persons who owned of record or who were known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares were:

      Charles Schwab & Co. Inc., Attn: Mutual Funds,  Special Custody Acct for
      the  Exclusive  Benefit  of  Customers,   101  Montgomery   Street,  San
      Francisco,  CA  94104-4122,  which owned  2,447,505.646  Class A Shares, representing 7.13% of the Class A shares then outstanding;

      MLPF&S for the sole  benefit  of its  customers,  Attn:  Fund  Admin.  #
      974E0, 4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,
      which  owned  2,377,516.656  Class A Shares,  representing  6.93% of the
      Class A Shares then outstanding;

      Citigroup Global Markets,  Inc.  #109801250,  Attn: Cindy Tempesta,  7th
      Floor,  333 West 34th  Street,  New York,  NY  10001-2483,  which  owned
      2,307,687.268  Class A Shares,  representing 6.72% of the Class A shares then outstanding;

      MLPF&S for the sole benefit of its customers,  Attn: Fund Admin. #97HF3,
      4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,  which owned  763,552.760  Class B Shares,  representing  12.13% of the Class B

      Shares then outstanding;

      Citigroup Global Markets,  Inc.  #109801250,  Attn: Cindy Tempesta,  7th
      Floor,  333 West 34th  Street,  New York,  NY  10001-2483,  which  owned
      483,799.243  Class B  Shares,  representing  7.69% of the Class B shares then outstanding;

      MLPF&S for the sole  benefit  of its  customers,  Attn:  Fund  Admin.  #
      97C21, 4800 Deer Lake Drive East, Floor 3, Jacksonville,  FL 32246-6484,
      which owned  6,002,519.338  Class C Shares,  representing  28.50% of the
      Class C Shares then outstanding.

      Citigroup Global Markets,  Inc.  #109801250,  Attn: Cindy Tempesta,  7th
      Floor,  333 West 34th  Street,  New York,  NY  10001-2483,  which  owned
      1,389,426.989  Class C Shares,  representing 6.59% of the Class C shares then outstanding;

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

      |X|   Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of
Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a
           ------------------
duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at  1.800.525-7048 and (ii) on the
SEC's website at www.sec.gov.
                 -----------

      |X|   The Investment Advisory Agreement. The Manager provides
investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the
Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost. The management fees paid by the Fund to the
Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years are listed below.
-------------------------------------------------------------------------------

    Fiscal Year Ending 9/30     Management Fee Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2002                                  $689,836
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             2003                                 $1,487,419
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

             2004                                 $3,033,994

-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The
Investment Company Act requires that the Board request and evaluate and the
Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The
Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Independent
Trustees who assisted the Board in its deliberations.  The Independent
Trustees' Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After  careful  deliberation,   the  Board,  including  the  Independent
Trustees,  concluded  that it was in the  best  interest  of  shareholders  to continue the investment  advisory agreement for another year. In arriving at a decision,  the Board did not  single out any one factor or group of factors as
being  more  important   than  other  factors,   but  considered  all  factors
together.  The  Board  judged  the  terms  and  conditions  of the  investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act) that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution"
refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding.
However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commission paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Subject to those considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the investment advisory agreement also permits the Manager to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser.  Notwithstanding that authority, and with the concurrence of the
Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment adviser as a factor in selecting brokers for the Fund's portfolio transactions.  However, the Manager may continue to effect portfolio transactions through brokers who sell shares of the Fund.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker.
Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the
Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the
Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------

    Fiscal Year Ended 9/30       Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             2002                                   $17,447
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             2003                                     $02

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             2004                                     $02

--------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  amounts on a net trade basis.

2.    In  the  fiscal  years  ended   9/30/03  and  9/30/04,   there  were  no
   transactions directed to brokers for research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the
Distributor on the redemption of shares for the most recent fiscal year are shown in the tables below.

-------------------------------------------------------------------------------
            Aggregate     Class A     Concessions   Concessions   Concessions
 Fiscal     Front-End    Front-End     on Class A    on Class B   on Class C

  Year    Sales Charges    Sales         Shares        Shares       Shares
  Ended    on Class A     Charges     Advanced by   Advanced by   Advanced by
  9/30:      Shares     Retained by   Distributor2  Distributor2 Distributor2
                        Distributor1

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2002      $187,431      $56,500       $12,335       $131,411      $80,274
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2003     $1,692,485     $429,547      $152,106     $1,165,665   $1,320,313
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2004     $2,723,376     $639,202      $253,573      $735,100    $1,622,875

-------------------------------------------------------------------------------

1.    Includes  amounts  retained by a  broker-dealer  that is an affiliate or parent of the distributor.

2.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.

-------------------------------------------------------------------------------
              Class A Contingent   Class B Contingent     Class C Contingent
Fiscal Year     Deferred Sales       Deferred Sales     Deferred Sales Charges
Ended 9/30:        Charges               Charges             Retained by
                 Retained by           Retained by           Distributor
                 Distributor           Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2002            $2,764               $46,301                $5,423
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
    2003           $21,470              $132,342               $50,299
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

    2004           $17,033              $202,223               $128,134

-------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes. You should ask you dealer of financial intermediary for more details about any such payments it received.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25%of average annual net assets of Class
A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the
Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The
Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2004, payments under the Class
A plan totaled $907,135, all of which all was paid by the Distributor to recipients, and included $57,232 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide for the service fee are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor:
o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

      Class B or Class C shares may not be purchased  by an investor  directly from the Distributor without the investor  designating  another  broker-dealer of record.  If the investor no longer has another  broker-dealer of record for an existing  account,  the  Distributor  is  automatically  designated  as the broker-dealer  of  record,  but  solely  for  the  purpose  of  acting  as the investor's  agent to purchase  the shares.  In those  cases,  the  Distributor retains the asset-based  sales charge paid on Class B and Class C shares,  but does not retain any service fees as to the assets represented by that account.

      The Distributor's  actual expenses in selling Class B and Class C shares may be more than the payments it receives from the  contingent  deferred sales charges  collected  on redeemed  shares and from the Fund under the plans.  If either  the Class B or Class C plan is  terminated  by the Fund,  the Board of
Trustees  may allow the Fund to  continue  payments of the  asset-based  sales charge  to the  Distributor  for  distributing  shares  before  the  plan  was terminated.

 -----------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor in the Fiscal Year Ended 9/30/04

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class:             Total          Amount      Distributor's   Distributor's
                                                 Aggregate     Unreimbursed
                                               Unreimbursed    Expenses as %
                   Payments     Retained by      Expenses      of Net Assets
                  Under Plan    Distributor     Under Plan       of Class
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class B Plan

                   $845,558      $686,7801      $1,148,868         1.21%

 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Class C Plan

                  $2,431,142    $1,422,5842     $4,200,174         1.37%

 -----------------------------------------------------------------------------

1.    Includes  $2,503  paid  to an  affiliate  of  the  Distributor's  parent company.
2.    Includes  $20,571  paid  to an  affiliate  of the  Distributor's  parent company.

      All  payments  under the Class B and  Class C plans are  subject  to the limitations  imposed  by the  Conduct  Rules of the  National  Association  of
Securities Dealers,  Inc. on payments of asset-based sales charges and service fees to NASD members.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value"
and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.
o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period.
It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the "dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

  Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and
Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges.  The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion (if any) of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income  derived from the Fund with income from taxable  investments at the tax rates  stated.  Your tax  bracket  is  determined  by your  federal  and state taxable  income (the net amount  subject to federal and state income tax after deductions and exemptions).

------------------------------------------------------------------------------

           The Fund's Yields for the 30-Day Periods Ended 9/30/04

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                                        Tax-Equivalent Yield
              Standardized Yield      Dividend Yield      (35.00% Fed. Tax
                                                              Bracket)
Class of
Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
              Without     After     Without    After     Without     After
               Sales      Sales      Sales     Sales      Sales      Sales
               Charge     Charge    Charge     Charge     Charge     Charge
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class A        4.39%      4.23%      4.91%     4.74%      6.75%      6.51%

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class B        3.63%       N/A       4.22%      N/A       5.59%       N/A

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Class C        3.65%       N/A       4.25%      N/A       5.61%       N/A

------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 3.50% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 4.0% in the first year, 3.0% in the second year, 2.0% in the third and fourth years, 1.0% in the fifth year and none thereafter.  For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

    ERV      - 1  Average Annual Total
          l/n     Return
    ------
      P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

  ERV - P   = Total Return
------------
     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 9/30/04

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           Cumulative Total            Average Annual Total Returns
             Returns (10
                years
              or life of
 Class of       class)
  Shares
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                                  5-Year           10-Year
                                 1-Year         (or life of      (or life of
                                                  class)           class)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           After   Without  After    Without After    Without  After    Without
           Sales   Sales    Sales    Sales   Sales    Sales    Sales    Sales
           Charge   Charge   Charge  Charge   Charge   Charge   Charge  Charge
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class A1  71.47%   77.68%   4.82%    8.62%   5.16%    5.91%    5.54%   5.92%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class B2  56.28%   56.28%   3.81%    7.81%   4.94%    5.10%    5.06%   5.06%

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

 Class C3  65.01%   65.01%   6.85%    7.85%   5.12%    5.12%    5.14%   5.14%

-------------------------------------------------------------------------------
1. Inception of Class A: 11/11/86.
2. Inception of Class B: 9/11/95.
3.    Inception of Class C: 12/1/93.

----------------------------------------------------------------------------------
      Average Annual Total Returns for Class A Shares (After Sales Charge)

                          For the Period Ended 09/30/04

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
                                1-Year     5-Year or Life of   10- Year or Life
                                                 Class             of Class
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

      After Taxes on            4.82%            5.12%              5.52%1

       Distributions
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
After Taxes on

Distributions and               4.92%            5.11%              5.47%1

Redemption of Fund Shares
----------------------------------------------------------------------------------
1.    Inception of Class A shares: 11/11/86.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized
independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The
Fund is rated in the municipal national intermediate category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent
performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5%
receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT your account

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House
("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and
Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.
No sales charge is imposed in certain other circumstances described in
Appendix C to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:
Oppenheimer AMT-Free Municipals             Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals    Oppenheimer Main Street Fund
                                            Oppenheimer Main Street Opportunity

Oppenheimer Balanced Fund                   Fund
Oppenheimer Bond Fund                       Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund       Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund       Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund       Oppenheimer Pennsylvania Municipal Fund
                                            Oppenheimer Principal Protected Main
Oppenheimer Capital Income Fund             Street Fund

                                            Oppenheimer Principal Protected Main

Oppenheimer Champion Income Fund            Street Fund II

                                            Oppenheimer Principal Protected Main

Oppenheimer Convertible Securities Fund     Street Fund III
Oppenheimer Developing Markets Fund         Oppenheimer Quest Balanced Fund

                                            Oppenheimer Quest Capital Value Fund,

Oppenheimer Disciplined Allocation Fund     Inc.

                                            Oppenheimer Quest International Value

Oppenheimer Discovery Fund                  Fund, Inc.

                                            Oppenheimer Quest Opportunity Value

Oppenheimer Emerging Growth Fund            Fund
Oppenheimer Emerging Technologies Fund      Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                 Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.               Oppenheimer Real Estate Fund

                                            Oppenheimer Rochester National

Oppenheimer Global Fund                     Municipals
Oppenheimer Global Opportunities Fund       Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund    Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                     Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund                 Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund         Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund       Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                        Oppenheimer Value Fund
Oppenheimer International Value Fund        Limited-Term New York Municipal Fund
Oppenheimer Limited Term California
Municipal Fund                              Rochester Fund Municipals
Oppenheimer Limited-Term Government Fund
And the following money market funds:

Oppenheimer Cash Reserves                   Centennial Government Trust
Oppenheimer Money Market Fund, Inc.         Centennial Money Market Trust
Centennial America Fund, L. P.              Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust      Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), if you purchase Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the
Letter. Letters do not consider Class C or Class N shares you purchase or may have purchased.

      A Letter is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the
Fund (and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the
Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B or Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B and
Class C are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept a purchase order of $100,000 or more for Class B shares or a purchase order of $1 million or more to purchase
Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

   Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all
      Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum
      Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
      Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
      Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
      programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To access account documents electronically via eDocs Direct, please visit the
Service Center on our website at www.oppenheimerfunds.com or call
                                 ------------------------
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement regarding holidays and days when the market may close early is available on the Exchange's website at www.nyse.com.

      Dealers other than Exchange members may conduct trading in municipal securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures.

         If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities. Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.

      Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
Nasdaq(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank")
for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian.
This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Fund, its Transfer Agent and any bank through which the
           Fund's drafts (checks) are payable to pay all checks drawn on the
           Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)   specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and
           redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)   understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order.  The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares.  The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B and Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional
Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:

      Centennial America Fund, L.P.         Centennial Money Market Trust
      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust

      The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund       Oppenheimer  New  Jersey   Municipal
                                              Fund
   Oppenheimer AMT-Free Municipals            Oppenheimer    Principal   Protected
                                              Main Street Fund II

   Oppenheimer AMT-Free New York Municipals   Oppenheimer  Pennsylvania  Municipal
                                              Fund
   Oppenheimer California Municipal Fund      Oppenheimer    Rochester    National
                                              Municipals

   Oppenheimer International Value Fund       Oppenheimer   Senior  Floating  Rate
                                              Fund
   Oppenheimer    Limited   Term    CaliforniaRochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal Fund
   Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:

      Limited Term New York Municipal Fund    Oppenheimer International Small
                                              Company Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer New Jersey Municipal Fund
      Municipals
      Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer California Municipal Fund  Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Capital Income Fund        Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund III
      Oppenheimer Champion Income Fund       Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Convertible Securities     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Developing Markets Fund    Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Total Return Bond Fund
      Oppenheimer International Growth Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
      Reserves or Oppenheimer Limited-Term Government Fund.  Only
      participants in certain retirement plans may purchase shares of
      Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
      Capital Preservation Fund.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the
      Distributor of eligibility for this privilege at the time the shares of
      Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/06/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      |X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares."  Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
(funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

      Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

      The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares.
Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

      If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Fund's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.
      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes.
To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

      A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification
                                            -------
number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year..

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person (to include,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Fund is  effectively  connected  with the conduct of a U.S.  trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid  by the  Fund)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank, N.A. is the custodian of the Fund's assets.
The custodian's responsibilities include safeguarding and controlling the
Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP served as the Independent Registered Public Accounting Firm for the Fund. Deloitte &
Touche LLP audits the Fund's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by Deloitte & Touche LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER LIMITED TERM  MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer Limited Term Municipal Fund, including the statement of investments, as of September 30, 2004, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Limited Term Municipal Fund as of September 30, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 16, 2004

STATEMENT OF INVESTMENTS  September 30, 2004
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.8%
----------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.4%
$     100,000    AL 21st Century Authority Tobacco
                 Settlement                                          5.250%      12/01/2006     12/01/2006      $    103,546
----------------------------------------------------------------------------------------------------------------------------
        5,000    AL HFA (Collateralized Home Mortgage)               6.100       10/01/2020     04/01/2009 1           5,133
----------------------------------------------------------------------------------------------------------------------------
       45,000    AL Higher Education Loan Corp.
                 (Student Loan)                                      6.150       09/01/2010     03/01/2005 1          45,997
----------------------------------------------------------------------------------------------------------------------------
       35,000    AL Hsg. Finance Authority                           5.750       04/01/2012     04/01/2009 1          36,903
----------------------------------------------------------------------------------------------------------------------------
      100,000    AL Private Colleges & Universities Facilities
                 Authority (Tuskegee University)                     5.750       09/01/2026     09/01/2008 1         107,134
----------------------------------------------------------------------------------------------------------------------------
    4,505,000    Bay Minette, AL IDB (B.F. Goodrich)                 6.500       02/15/2009     08/15/2005 1       4,555,456
----------------------------------------------------------------------------------------------------------------------------
       30,000    Birmingham, AL Private Educational Building
                 Authority (Birmingham-Southern College)             6.000       12/01/2021     06/01/2008 1          30,850
----------------------------------------------------------------------------------------------------------------------------
       50,000    Birmingham, AL Special Care Facilities
                 Financing Authority (Baptist Health System)         6.000       11/15/2024     05/01/2005 1          52,117
----------------------------------------------------------------------------------------------------------------------------
       20,000    Courtland, AL IDB
                 (Champion International Corp.)                      5.750       11/01/2027     11/01/2009 1          20,139
----------------------------------------------------------------------------------------------------------------------------
       15,000    Courtland, AL IDB
                 (Champion International Corp.)                      5.900       02/01/2017     02/01/2006 1          15,355
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Courtland, AL IDB
                 (Champion International Corp.)                      6.150       06/01/2019     06/01/2007 1       2,082,680
----------------------------------------------------------------------------------------------------------------------------
       50,000    Courtland, AL IDB
                 (Champion International Corp.)                      6.500       09/01/2025     09/01/2007 1          52,554
----------------------------------------------------------------------------------------------------------------------------
    1,050,000    Courtland, AL IDB
                 (Champion International Corp.), Series A            6.375       03/01/2029     03/01/2005 1       1,052,216
----------------------------------------------------------------------------------------------------------------------------
       40,000    Cullman, AL Medical Clinic
                 (Cullman Regional Medical Center)                   6.500       02/15/2013     02/15/2005 1          40,176
----------------------------------------------------------------------------------------------------------------------------
    3,175,000    Fairfield, AL Industrial Devel. Board
                 (USX Corp.)                                         6.700       12/01/2024     06/01/2005 1       3,305,175
----------------------------------------------------------------------------------------------------------------------------
        5,000    Huntsville, AL IDB (Coltec Industries)              9.875       10/01/2010     10/01/2004 1           5,011
----------------------------------------------------------------------------------------------------------------------------
       30,000    Jasper, AL Medical Clinic Board
                 (Walker Regional Medical Center) 5                  6.400       07/01/2011     01/01/2005 1          30,315
----------------------------------------------------------------------------------------------------------------------------
       50,000    Madison, AL GO                                      6.000       04/01/2023     04/01/2005 1          52,013
----------------------------------------------------------------------------------------------------------------------------
       60,000    Montgomery, AL Medical Clinic Board
                 Health Care                                         7.000       03/01/2015     03/01/2005 1          60,139
----------------------------------------------------------------------------------------------------------------------------
      370,000    Montgomery, AL Medical Clinic Board
                 Health Care                                         7.375       03/01/2006     12/01/2005 1         371,103
----------------------------------------------------------------------------------------------------------------------------
      775,000    Tuskugee, AL GO                                     7.000       01/01/2021     01/01/2006 1         788,563
                                                                                                                ------------
                                                                                                                  12,812,575
----------------------------------------------------------------------------------------------------------------------------
ALASKA--0.8%
       30,000    AK HFC, Series A                                    5.875       12/01/2030     12/01/2007 1          30,983
----------------------------------------------------------------------------------------------------------------------------
    1,460,000    AK Northern Tobacco Securitization
                 Corp. (TASC)                                        5.500       06/01/2029     02/24/2014 2       1,249,030

                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$   6,000,000    AK Northern Tobacco Securitization
                 Corp. (TASC)                                        6.500%      06/01/2031     02/09/2014 2    $  5,601,540
----------------------------------------------------------------------------------------------------------------------------
       30,000    Northern AK Tobacco Securitization
                 Corp. (TASC)                                        6.200       06/01/2022     11/23/2008 3          30,051
                                                                                                                ------------
                                                                                                                   6,911,604
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.3%
       50,000    El Mirage, AZ COP 5                                 6.900       08/01/2015     08/01/2005 1          51,241
----------------------------------------------------------------------------------------------------------------------------
    2,011,000    Glendale, AZ IDA (National Homes Trust IV)          7.500       10/20/2035     10/20/2010 1       2,203,131
----------------------------------------------------------------------------------------------------------------------------
      170,000    Greenlee County, AZ IDA Pollution Control
                 (Phelps Dodge Corp.)                                5.450       06/01/2009     06/01/2006 1         170,469
----------------------------------------------------------------------------------------------------------------------------
    1,870,000    Maricopa County, AZ IDA
                 (Christian Care Mesa II)                            6.000       01/01/2014     07/01/2011 3       1,875,049
----------------------------------------------------------------------------------------------------------------------------
       65,000    Maricopa County, AZ IDA
                 (Horizon Community Learning Center)                 6.375       06/01/2030     06/01/2008 1          67,975
----------------------------------------------------------------------------------------------------------------------------
      100,000    Maricopa County, AZ IDA
                 (Sun King Apartments)                               5.875       11/01/2008     08/12/2007 2          96,003
----------------------------------------------------------------------------------------------------------------------------
    4,525,000    Phoenix, AZ IDA
                 (Christian Care Retirement Apartments)              6.500       01/01/2026     07/01/2008 1       4,635,908
----------------------------------------------------------------------------------------------------------------------------
    1,950,000    Phoenix, AZ IDA
                 (Woodstone & Silver Springs)                        6.250       04/01/2023     04/01/2005 1       1,964,937
----------------------------------------------------------------------------------------------------------------------------
      195,000    Pima County, AZ IDA (Hacienda Del Rio)              6.125       05/20/2028     05/20/2005 1         196,385
----------------------------------------------------------------------------------------------------------------------------
       15,000    Pima County, AZ Junior College District             7.000       07/01/2009     01/01/2005 1          15,564
----------------------------------------------------------------------------------------------------------------------------
      750,000    Verrado, AZ Community Facilities District           6.500       07/15/2027     07/15/2013 1         776,490
                                                                                                                ------------
                                                                                                                  12,053,152
----------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
       15,000    AR DFA, Series B                                    5.800       01/01/2023     07/01/2009 1          15,514
----------------------------------------------------------------------------------------------------------------------------
       30,000    AR DFA, Series C                                    6.600       07/01/2017     07/01/2007 1          30,281
----------------------------------------------------------------------------------------------------------------------------
       10,000    AR DFA, Series D                                    6.850       01/01/2027     07/01/2007 1          10,095
----------------------------------------------------------------------------------------------------------------------------
       25,000    Independence County, AR Pollution
                 Control (Arkansas Power & Light Company)            6.250       01/01/2021     07/01/2005 1          25,189
----------------------------------------------------------------------------------------------------------------------------
       40,000    Pope County, AR Pollution Control
                 (Arkansas Power& Light Company)                     6.300       12/01/2016     12/01/2004 1          40,941
----------------------------------------------------------------------------------------------------------------------------
       25,000    Pope County, AR Pollution Control
                 (Arkansas Power& Light Company)                     6.300       11/01/2020     11/01/2004 1          25,021
----------------------------------------------------------------------------------------------------------------------------
      875,000    Warren, AR Solid Waste Disposal
                 (Potlatch Corp.)                                    7.500       08/01/2013     02/01/2005 1         876,015
                                                                                                                ------------
                                                                                                                   1,023,056
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.0%
    1,000,000    CA CDA (East Valley Tourist)                       11.000       10/01/2020     03/01/2007 3       1,011,460
----------------------------------------------------------------------------------------------------------------------------
      895,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.500       06/01/2033     07/15/2013 2         765,377
----------------------------------------------------------------------------------------------------------------------------
    3,220,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.750       06/01/2029     12/01/2012 2       2,948,747

                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     115,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.750%      06/01/2030     06/04/2012 2    $    102,520
----------------------------------------------------------------------------------------------------------------------------
    2,400,000    CA County Tobacco Securitization
                 Agency (TASC)                                       5.875       06/01/2043     06/04/2012 2       2,034,048
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    CA Department of Water Resources
                 DRIVERS 5                                           8.256 6     05/01/2019     05/01/2012 1       5,807,000
----------------------------------------------------------------------------------------------------------------------------
   16,485,000    CA Golden State Tobacco Securitization
                 Corp.                                               6.250       06/01/2033     09/11/2012 2      15,613,273
----------------------------------------------------------------------------------------------------------------------------
    7,350,000    CA Golden State Tobacco Securitization
                 Corp.                                               7.900       06/01/2042     06/01/2013 1       7,879,421
----------------------------------------------------------------------------------------------------------------------------
    2,665,000    CA Golden State Tobacco Securitization
                 Corp. RITES 5                                      12.784 6     06/01/2022     06/01/2008 1       3,069,387
----------------------------------------------------------------------------------------------------------------------------
    3,830,000    CA Golden State Tobacco Securitization
                 Corp. RITES 5                                      12.784 6     06/01/2023     06/01/2008 1       4,371,371
----------------------------------------------------------------------------------------------------------------------------
       35,000    CA Loan Purchasing Finance Authority                5.600       10/01/2014     10/01/2004 1          35,280
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    CA Pollution Control Financing Authority
                 (Southern California Edison Company)                6.400       12/01/2024     12/01/2004 1       3,014,940
----------------------------------------------------------------------------------------------------------------------------
    1,145,000    CA Public Works
                 (Dept. of Corrections-State Prison)                 5.500       06/01/2019     12/01/2004 1       1,170,568
----------------------------------------------------------------------------------------------------------------------------
    3,150,000    CA Statewide CDA (Fairfield Apartments)             6.500       01/01/2016     10/10/2011 3       3,198,573
----------------------------------------------------------------------------------------------------------------------------
    3,200,000    CA Statewide CDA COP
                 (Cedars-Sinai Medical Center) INFLOS 5              9.097 6     11/01/2015     11/01/2005 1       3,292,032
----------------------------------------------------------------------------------------------------------------------------
      100,000    CA Statewide CDA COP (Cedars-Sinai
                 Medical Center) PARS & INFLOS                       5.400 7     11/01/2015     11/01/2005 1         101,438
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Chula Vista, CA Redevel. Agency (Bayfront)          7.625       09/01/2024     09/01/2005 1       2,674,075
----------------------------------------------------------------------------------------------------------------------------
      770,000    Coalinga, CA Regional Medical Center COP            5.000       09/01/2014     02/03/2010 2         758,912
----------------------------------------------------------------------------------------------------------------------------
      170,000    Fontana, CA Public Finance Authority, Series A      5.625       09/01/2024     09/01/2005 1         174,950
----------------------------------------------------------------------------------------------------------------------------
       30,000    Garden Grove, CA COP
                 (Bahia Village/Emerald Isle)                        5.700       08/01/2023     02/01/2005 1          30,389
----------------------------------------------------------------------------------------------------------------------------
    3,750,000    Lake Elsinore, CA Public Financing
                 Authority, Series F                                 7.100       09/01/2020     09/01/2007 1       4,082,100
----------------------------------------------------------------------------------------------------------------------------
       20,000    Lancaster, CA Redevel. Agency Tax Allocation        5.700       08/01/2023     02/01/2005 1          20,440
----------------------------------------------------------------------------------------------------------------------------
    1,820,000    Northern CA Tobacco Securitization
                 Authority (TASC), Series A                          5.250       06/01/2031     05/29/2014 2       1,506,541
----------------------------------------------------------------------------------------------------------------------------
      250,000    Northern CA Tobacco Securitization
                 Authority (TASC), Series B                          5.000       06/01/2028     04/28/2010 2         219,883
----------------------------------------------------------------------------------------------------------------------------
    1,800,000    Oakland, CA GO                                      6.000       06/15/2022     12/15/2004 1       1,829,160
----------------------------------------------------------------------------------------------------------------------------
      600,000    Sacramento, CA Special Tax
                 (Community Facilities District No. 97-1)            6.750       09/01/2027     09/01/2005 1         628,506
----------------------------------------------------------------------------------------------------------------------------
      500,000    Sacramento, CA Cogeneration Authority
                 (Proctor & Gamble)                                  6.375       07/01/2010      7/01/2005 1         520,260
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Sacramento, CA Power Authority
                 (Cogeneration)                                      6.000       07/01/2022     07/01/2006 1       2,109,340

                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      25,000    San Gabriel Valley, CA Schools Financing
                 Authority (Pomona Unified School District)          5.800%      02/01/2019     02/01/2006 1    $     25,524
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Santa Rosa, CA Rancheria Tachi Yokut
                 Tribe Enterprise                                    6.125       03/01/2013     04/06/2011 2       6,016,800
----------------------------------------------------------------------------------------------------------------------------
    6,060,000    Southern CA Tobacco Securitization
                 Authority (TASC)                                    5.500       06/01/2036     08/18/2014 2       5,153,909
----------------------------------------------------------------------------------------------------------------------------
       30,000    Torrance, CA Water, Series A                        6.300       03/01/2014     03/01/2005 1          30,712
                                                                                                                ------------
                                                                                                                  80,196,936
----------------------------------------------------------------------------------------------------------------------------
COLORADO--1.7%
    1,825,000    Adams County, CO Hsg. Authority
                 (Aztec Villa Apts.)                                 5.850       12/01/2027     12/01/2009 1       1,896,102
----------------------------------------------------------------------------------------------------------------------------
      200,000    Adams County, CO Pollution Control,
                 Series A                                            5.875       04/01/2014     10/01/2004 1         200,682
----------------------------------------------------------------------------------------------------------------------------
       20,000    Arapahoe County, CO School District GO              6.350       12/01/2004     12/01/2004            20,153
----------------------------------------------------------------------------------------------------------------------------
       15,000    Boulder County, CO Multifamily Hsg.
                 (Legacy Apartments)                                 6.100       11/20/2025     11/20/2005            15,483
----------------------------------------------------------------------------------------------------------------------------
       90,000    CO Health Facilities Authority
                 (Northern Colorado Medical Center)                  6.000       05/15/2020     11/15/2004 1          91,185
----------------------------------------------------------------------------------------------------------------------------
       12,000    CO Hsg. & Finance Authority, Series A               7.400       11/01/2027     11/01/2004 3          12,529
----------------------------------------------------------------------------------------------------------------------------
      500,000    CO Hsg. & Finance Authority, Series B-2             6.400       10/01/2027     04/01/2006 1         530,815
----------------------------------------------------------------------------------------------------------------------------
       80,000    CO Hsg. & Finance Authority, Series B1              7.900       12/01/2025     01/01/2005 3          80,450
----------------------------------------------------------------------------------------------------------------------------
      335,000    CO Hsg. & Finance Authority, Series C-2             6.875       11/01/2028     03/01/2005 3         336,605
----------------------------------------------------------------------------------------------------------------------------
      820,000    CO Hsg. & Finance Authority, Series D-2             6.350       11/01/2029     11/01/2015 1         852,201
----------------------------------------------------------------------------------------------------------------------------
       20,000    Denver, CO City & County Airport                    5.600       11/15/2020     11/15/2006 1          21,125
----------------------------------------------------------------------------------------------------------------------------
       30,000    Denver, CO City & County Airport                    5.600       11/15/2025     11/15/2006 1          31,152
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2014     11/15/2010 1       1,256,140
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2015     11/15/2010 1       1,854,195
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2016     11/15/2010 1       1,845,525
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Denver, CO City & County Airport RITES 5           10.022 6     11/15/2018     11/15/2010 1       1,230,350
----------------------------------------------------------------------------------------------------------------------------
    4,930,000    Denver, CO City & County Airport, Series A          7.500       11/15/2023     11/15/2004 1       5,060,300
----------------------------------------------------------------------------------------------------------------------------
       35,000    Pueblo County, CO Single Family Mortgage            7.050       11/01/2027     11/01/2006 1          35,120
                                                                                                                ------------
                                                                                                                  15,370,112
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
    2,000,000    CT Devel. Authority Airport Facility (Learjet)      7.950       04/01/2026     10/01/2014 1       2,273,680
----------------------------------------------------------------------------------------------------------------------------
      105,000    CT Devel. Authority Water Facilities
                 (Bridgeport Hydraulic Corp.)                        5.500       06/01/2028     12/01/2004 1         106,300
----------------------------------------------------------------------------------------------------------------------------
      125,000    CT Devel. Authority Water Facilities
                 (Bridgeport Hydraulic Corp.)                        5.600       06/01/2028     06/01/2005 1         126,509
----------------------------------------------------------------------------------------------------------------------------
       20,000    CT H&EFA (Greenwich Hospital Association)           5.800       07/01/2026     07/01/2006 1          21,461
----------------------------------------------------------------------------------------------------------------------------
      410,000    CT H&EFA (New Britain General Hospital),
                 Series B                                            6.000       07/01/2024     01/01/2005 1         419,520
----------------------------------------------------------------------------------------------------------------------------
       35,000    CT H&EFA (St. Raphael Hospital)                     6.200       07/01/2014     01/01/2005 1          35,123

                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
CONNECTICUT Continued
$      30,000    CT H&EFA, Series E                                  6.500%      07/01/2014     01/01/2005 1    $     31,025
----------------------------------------------------------------------------------------------------------------------------
       45,000    CT HFA                                              6.000       11/15/2027     11/15/2008 1          46,630
----------------------------------------------------------------------------------------------------------------------------
       20,000    CT HFA, Series G                                    5.950       11/15/2017     11/15/2008 1          20,948
----------------------------------------------------------------------------------------------------------------------------
    1,480,000    CT Resource Recovery Authority
                 (Browning-Ferris Industries)                        6.450       11/15/2022     11/15/2006 1       1,516,852
----------------------------------------------------------------------------------------------------------------------------
       40,000    Hartford, CT Redevel. Agency (Underwood)           10.000       02/01/2025     02/01/2005 1          42,086
----------------------------------------------------------------------------------------------------------------------------
      600,000    Mashantucket, CT Western Pequot Tribe,
                 Series B                                            5.600       09/01/2009     09/01/2007 1         653,658
                                                                                                                ------------
                                                                                                                   5,293,792
----------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
    1,080,000    DE EDA (Student Hsg.-University Courtyard)          5.750       08/01/2014     08/01/2010 1       1,185,656
----------------------------------------------------------------------------------------------------------------------------
       25,000    DE Hsg. Authority (Multifamily Mtg.)                7.375       01/01/2015     01/01/2005 1          25,146
----------------------------------------------------------------------------------------------------------------------------
       20,000    DE Hsg. Authority (Single Family Mtg.)              6.050       07/01/2028     07/01/2009 1          20,443
                                                                                                                ------------
                                                                                                                   1,231,245
----------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.4%
    3,000,000    District of Columbia (Carnegie Endowment)           5.750       11/15/2026     05/15/2006         3,202,110
----------------------------------------------------------------------------------------------------------------------------
       55,000    Metropolitan Washington D.C. Airport
                 Authority, Series B                                 5.500       10/01/2023     10/01/2009 1          56,783
                                                                                                                ------------
                                                                                                                   3,258,893
----------------------------------------------------------------------------------------------------------------------------
FLORIDA--6.9%
       30,000    Bay County, FL Water System                         6.250       09/01/2014     03/01/2005 1          30,112
----------------------------------------------------------------------------------------------------------------------------
      170,000    Brevard County, FL Industrial Devel.
                 (NUI Corp.)                                         6.400       10/01/2024     10/01/2004 1         174,014
----------------------------------------------------------------------------------------------------------------------------
       35,000    Brevard County, FL Industrial Devel.
                 (The Kroger Company)                                7.250       01/01/2009     01/01/2005 1          36,124
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Broward County, FL Airport Facilities
                 (Learjet)                                           7.500       11/01/2020     11/01/2014 1       2,211,560
----------------------------------------------------------------------------------------------------------------------------
       15,000    Broward County, FL HFA Single Family
                 Mtg., Series A                                      6.200       04/01/2030     04/01/2009 1          15,638
----------------------------------------------------------------------------------------------------------------------------
      220,000    Clay County, FL Hsg. Finance Authority
                 (Single Family Mtg.)                                6.550       03/01/2028     03/01/2007 1         225,144
----------------------------------------------------------------------------------------------------------------------------
      200,000    Collier County, FL Health Facilities
                 Authority (The Moorings, Inc.)                      7.000       12/01/2019     12/01/2004 1         205,628
----------------------------------------------------------------------------------------------------------------------------
       20,000    Collier County, FL IDA (Allete)                     6.500       10/01/2025     01/01/2006 1          20,984
----------------------------------------------------------------------------------------------------------------------------
    2,300,000    Concorde Estates, FL Community
                 Devel. District                                     5.000       05/01/2011     05/01/2007 2       2,308,993
----------------------------------------------------------------------------------------------------------------------------
      100,000    Dade County, FL Aviation
                 (Miami International Airport)                       5.750       10/01/2015     10/01/2005 1         104,883
----------------------------------------------------------------------------------------------------------------------------
      215,000    Dade County, FL Aviation
                 (Miami International Airport)                       5.750       10/01/2026     10/01/2008 1         229,654
----------------------------------------------------------------------------------------------------------------------------
    4,445,000    Dade County, FL Aviation
                 (Miami International Airport)                       6.000       10/01/2024     10/01/2005 1       4,688,942

                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      20,000    Dade County, FL Health Facilities Authority
                 (Baptist Hospital of Miami)                         5.250%      05/15/2013     11/15/2004 1    $     20,155
----------------------------------------------------------------------------------------------------------------------------
       20,000    Dade County, FL HFA
                 (Lincoln Fields Apartments)                         6.250       07/01/2024     01/01/2005 1          20,023
----------------------------------------------------------------------------------------------------------------------------
      120,000    Edgewater, FL Water & Sewer                         5.500       10/01/2021     10/01/2004 1         121,514
----------------------------------------------------------------------------------------------------------------------------
       20,000    Escambia County, FL HFA (Multi-County)              6.400       10/01/2030     04/01/2010 1          20,349
----------------------------------------------------------------------------------------------------------------------------
       85,000    Escambia County, FL Pollution Control
                 (Champion International Corp.)                      5.875       06/01/2022     12/01/2005 1          85,458
----------------------------------------------------------------------------------------------------------------------------
      160,000    Escambia County, FL Pollution Control
                 (Champion International Corp.)                      6.400       09/01/2030     09/01/2008 1         166,102
----------------------------------------------------------------------------------------------------------------------------
    3,585,000    Escambia County, FL Pollution Control
                 (Champion International Corp.)                      6.900       08/01/2022     02/01/2005 1       3,663,834
----------------------------------------------------------------------------------------------------------------------------
       25,000    FL Agriculture & Mechanical University
                 (Student Apts.)                                     5.625       07/01/2021     07/01/2006 1          26,633
----------------------------------------------------------------------------------------------------------------------------
       40,000    FL Department of Corrections COP
                 (Okeechobee Correctional)                           6.250       03/01/2015     03/01/2005 1          41,505
----------------------------------------------------------------------------------------------------------------------------
    9,260,000    FL Gateway Services Community Devel.
                 District Special Assessment (Sun City Center)       5.500       05/01/2010     08/15/2005 2       9,377,509
----------------------------------------------------------------------------------------------------------------------------
       50,000    FL HFA                                              5.750       07/01/2017     07/01/2009 1          51,115
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Holly Cove Apartments)                      6.250       10/01/2035     10/01/2007 1          15,435
----------------------------------------------------------------------------------------------------------------------------
       25,000    FL HFA (Indian Run Apartments)                      6.100       12/01/2026     12/01/2008 1          25,944
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Landings at Sea Forest)                     5.850       12/01/2018     12/01/2008 1          15,665
----------------------------------------------------------------------------------------------------------------------------
       20,000    FL HFA (Mariner Club Apartments), Series K-1        6.375       09/01/2036     09/01/2008 1          20,769
----------------------------------------------------------------------------------------------------------------------------
      480,000    FL HFA (Multifamily Hsg.), Series I                 6.500       07/01/2016     04/19/2013 2         454,493
----------------------------------------------------------------------------------------------------------------------------
      620,000    FL HFA (Multifamily Hsg.), Series I                 6.625       07/01/2028     07/09/2023 2         549,258
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Stoddard Arms Apartments)                   5.900       09/01/2010     09/01/2006 1          15,744
----------------------------------------------------------------------------------------------------------------------------
       15,000    FL HFA (Windchase Apartments), Series C             5.900       12/01/2027     06/01/2009 1          15,513
----------------------------------------------------------------------------------------------------------------------------
      175,000    FL HFA (Worthington Apartments)                     6.050       12/01/2025     12/01/2007 1         180,385
----------------------------------------------------------------------------------------------------------------------------
       55,000    FL HFA, Series A                                    6.400       06/01/2024     06/01/2005            56,375
----------------------------------------------------------------------------------------------------------------------------
       30,000    FL HFC                                              5.900       07/01/2021     07/01/2009 1          30,661
----------------------------------------------------------------------------------------------------------------------------
       30,000    FL HFC (Winterlakes Sanctuary), Series H-1          6.000       09/01/2032     09/01/2011 1          31,494
----------------------------------------------------------------------------------------------------------------------------
       25,000    FL State Board of Education GO, Series F            5.500       06/01/2018     06/01/2006 1          26,574
----------------------------------------------------------------------------------------------------------------------------
    2,930,000    FL Village Community Devel. District No. 5
                 Special Assessment, Series B                        5.000       05/01/2008     07/01/2005 2       2,943,595
----------------------------------------------------------------------------------------------------------------------------
    2,695,000    Herons Glen, FL Recreation District
                 Special Assessment                                  5.900       05/01/2019     05/01/2010 1       2,759,734
----------------------------------------------------------------------------------------------------------------------------
       55,000    Hillsborough County, FL Aviation Authority
                 (Tampa International Airport)                       6.000       10/01/2023     10/01/2006 1          59,485
----------------------------------------------------------------------------------------------------------------------------
       20,000    Hillsborough County, FL Port District
                 (Tampa Port Authority)                              6.000       06/01/2020     06/01/2005 1          20,884
----------------------------------------------------------------------------------------------------------------------------
       75,000    Jacksonville, FL Port Authority                     5.625       11/01/2018     11/01/2008 1          80,147
----------------------------------------------------------------------------------------------------------------------------
       65,000    Jacksonville, FL Water & Sewage
                 (United Waterworks)                                 6.350       08/01/2025     08/01/2005 1          68,512

                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      25,000    Lakeland, FL Light & Water                          5.750%      10/01/2019     10/01/2004 1    $     27,349
----------------------------------------------------------------------------------------------------------------------------
        5,000    Manatee County, FL HFA, Series A                    9.125       06/01/2016     12/01/2004 1           5,017
----------------------------------------------------------------------------------------------------------------------------
   10,125,000    Martin County, FL IDA
                 (Indiantown Cogeneration)                           7.875       12/15/2025     12/15/2004 1      10,428,041
----------------------------------------------------------------------------------------------------------------------------
       85,000    Miami, FL Community Redevel.
                 (Southeast Overtown/Park West)                      8.500       10/01/2015     10/01/2004 1          85,291
----------------------------------------------------------------------------------------------------------------------------
    3,500,000    Miami, FL Health Facilities Authority
                 (Mercy Hospital) IRS                                8.670 6     08/15/2015     02/15/2005 1       3,652,460
----------------------------------------------------------------------------------------------------------------------------
       60,000    Miami, FL Redevel. Agency
                 (City Center-Historic Convention Village)           5.875       12/01/2022     12/01/2006 1          61,294
----------------------------------------------------------------------------------------------------------------------------
      560,000    Miami, FL Sports & Exhibit Authority, Series A      6.150       10/01/2020     10/01/2004 1         562,016
----------------------------------------------------------------------------------------------------------------------------
       40,000    North Palm Beach Heights, FL Water
                 Control District, Series A                          6.500       10/01/2012     10/01/2004 1          40,157
----------------------------------------------------------------------------------------------------------------------------
      455,000    Oakland, FL Charter School                          6.950       12/01/2015     05/01/2011 2         454,763
----------------------------------------------------------------------------------------------------------------------------
       15,000    Orange County, FL Health Facilities Authority
                 (Orlando Regional Healthcare System)                6.000       11/01/2024     11/01/2004 1          15,050
----------------------------------------------------------------------------------------------------------------------------
       40,000    Orange County, FL Hsg. Finance Authority            5.800       09/01/2017     09/01/2009 1          40,507
----------------------------------------------------------------------------------------------------------------------------
    4,805,000    Pinellas County, FL HFA (Oaks of Clearwater)        6.375       06/01/2019     12/01/2013 1       4,944,826
----------------------------------------------------------------------------------------------------------------------------
       30,000    Pinellas County, FL HFA, Series A                   6.000       04/01/2029     04/01/2008 1          30,929
----------------------------------------------------------------------------------------------------------------------------
       35,000    Polk County, FL IDA Solid Waste Disposal
                 (Tampa Electric Company)                            5.850       12/01/2030     12/01/2008 1          37,677
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Reunion East, FL Community Devel.
                 District Special Assessment                         5.200       11/01/2007     05/01/2005 2       2,510,900
----------------------------------------------------------------------------------------------------------------------------
      210,000    Santa Rosa Bay, FL Bridge Authority                 6.250       07/01/2028     07/01/2006 1         215,103
----------------------------------------------------------------------------------------------------------------------------
      900,000    Sumter Landing, FL Community Devel.
                 District Special Assessment                         6.250       05/01/2013     05/01/2009 2         913,779
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    Volusia County, FL EFA
                 (Emery-Riddle Aeronautical University)              6.125       10/15/2026     10/15/2008 1       6,186,600
----------------------------------------------------------------------------------------------------------------------------
      200,000    Volusia County, FL Health Facilities Authority
                 (Memorial Health Systems)                           5.750       11/15/2020     11/15/2004 1         204,870
----------------------------------------------------------------------------------------------------------------------------
       25,000    Wilton Manors, FL Water & Sewage                    5.500       10/01/2012     10/01/2004 1          25,468
                                                                                                                ------------
                                                                                                                  61,658,637
----------------------------------------------------------------------------------------------------------------------------
GEORGIA--2.1%
    2,000,000    Atlanta, GA Devel. Authority Student Hsg.
                 (ADA/CAU Partners)                                  6.000       07/01/2036     07/01/2016 1       2,109,460
----------------------------------------------------------------------------------------------------------------------------
       75,000    Burke County, GA Devel. Authority
                 (Georgia Power Company)                             5.450       05/01/2034     05/01/2006 1          75,746
----------------------------------------------------------------------------------------------------------------------------
    2,100,000    Cobb County, GA Devel. Authority
                 (Boise Cascade Corp.)                               7.000       09/01/2014     09/01/2006 1       2,134,314
----------------------------------------------------------------------------------------------------------------------------
       20,000    Fulton County, GA Hsg. Authority                    6.550       03/01/2018     03/01/2005 1          20,205
----------------------------------------------------------------------------------------------------------------------------
       85,000    GA Hsg. & Finance Authority
                 (Single Family Mtg.), Series A                      5.250       12/01/2020     12/01/2005 1          85,974

                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$      35,000    GA Hsg. & Finance Authority
                 (Single Family Mtg.), Series B-2                    6.100%      06/01/2031     11/01/2009 1    $     36,516
----------------------------------------------------------------------------------------------------------------------------
       20,000    GA Hsg. & Finance Authority
                 (Single Family Mtg.), Series C2                     5.800       12/01/2026     12/01/2009 1          20,912
----------------------------------------------------------------------------------------------------------------------------
       25,000    Hinesville, GA Leased Hsg. Corp.
                 (Regency Park)                                      7.250       01/15/2011     01/15/2011 1          26,054
----------------------------------------------------------------------------------------------------------------------------
       20,000    Macon-Bibb County, GA Industrial Authority          6.100       05/01/2018     05/01/2005 1          20,206
----------------------------------------------------------------------------------------------------------------------------
    4,055,000    Northwestern Gwinnett County,
                 GA Facilities Corp. COP (Dept. of Labor)            5.750       06/15/2019     05/14/2014 3       4,369,871
----------------------------------------------------------------------------------------------------------------------------
    1,615,000    Northwestern Gwinnett County,
                 GA Facilities Corp. COP
                 (Dept. of Motor Vehicle Safety)                     5.750       06/15/2019     05/18/2014 3       1,748,238
----------------------------------------------------------------------------------------------------------------------------
    6,380,000    Rockdale County, GA Devel. Authority
                 (Visy Paper)                                        7.400       01/01/2016     01/01/2005 1       6,591,816
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Rockdale County, GA Devel. Authority
                 (Visy Paper)                                        7.500       01/01/2026     01/01/2006 1       1,033,300
----------------------------------------------------------------------------------------------------------------------------
       10,000    Rome, GA New Public Housing Authority 5             5.750       11/01/2010     11/01/2004 1          11,378
----------------------------------------------------------------------------------------------------------------------------
       40,000    Roswell, GA Hsg. Authority
                 (Liberty Wood Creek Apartments)                     5.700       03/01/2024     03/01/2006 1          40,592
----------------------------------------------------------------------------------------------------------------------------
      100,000    Savannah, GA EDA
                 (University Financing Foundation)                   6.750       11/15/2031     11/15/2010 1         109,472
                                                                                                                ------------
                                                                                                                  18,434,054
----------------------------------------------------------------------------------------------------------------------------
HAWAII--2.5%
    3,385,000    HI Airports System RITES 5                          9.253 6     07/01/2018     07/01/2011 1       4,103,737
----------------------------------------------------------------------------------------------------------------------------
    7,000,000    HI Department of Budget & Finance RITES 5           9.403 6     07/01/2020     07/11/2010 1       8,459,500
----------------------------------------------------------------------------------------------------------------------------
      805,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         5.450       11/01/2023     11/01/2004 1         822,613
----------------------------------------------------------------------------------------------------------------------------
       85,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         5.650       10/01/2027     10/01/2013 1          91,279
----------------------------------------------------------------------------------------------------------------------------
       50,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         5.875       12/01/2026     12/01/2006 1          53,949
----------------------------------------------------------------------------------------------------------------------------
    6,000,000    HI Department of Budget & Finance
                 Special Purpose (Hawaiian Electric Company)         6.600       01/01/2025     01/01/2005 1       6,131,340
----------------------------------------------------------------------------------------------------------------------------
       20,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care System)              6.000       07/01/2019     07/01/2005 1          20,163
----------------------------------------------------------------------------------------------------------------------------
    1,710,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care System)              6.300       07/01/2008     01/01/2005 1       1,732,384
----------------------------------------------------------------------------------------------------------------------------
    1,005,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care System)              6.400       07/01/2013     01/01/2005 1       1,025,251
----------------------------------------------------------------------------------------------------------------------------
       25,000    HI Department of Budget & Finance Special
                 Purpose (Kapiolani Health Care)                     6.250       07/01/2021     07/01/2006 1          25,955
----------------------------------------------------------------------------------------------------------------------------
       50,000    HI Harbor Capital Improvement                       5.500       07/01/2027     07/01/2009 1          51,543
----------------------------------------------------------------------------------------------------------------------------
       10,000    HI HF&D Corp. (Single Family Mtg.), Series A        6.000       07/01/2026     07/01/2006 1          10,156
----------------------------------------------------------------------------------------------------------------------------
       20,000    HI HF&D Corp. (Single Family Mtg.), Series B        5.700       07/01/2013     07/01/2006 1          20,464

                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
HAWAII Continued
$     150,000    HI HF&D Corp. (Single Family Mtg.), Series B        5.900%      07/01/2027     07/01/2006 1    $    153,498
                                                                                                                ------------
                                                                                                                  22,701,832
----------------------------------------------------------------------------------------------------------------------------
IDAHO--0.0%
       50,000    Bingham County, ID IDC
                 (Spudnik Equipment Company)                         5.600       12/15/2012     12/15/2004 1          50,123
----------------------------------------------------------------------------------------------------------------------------
       15,000    ID Hsg. & Finance Association
                 (Single Family Mtg.), Series F                      6.050       07/01/2009     08/01/2005 3          15,106
----------------------------------------------------------------------------------------------------------------------------
       30,000    ID Hsg. & Finance Association
                 (Single Family Mtg.), Series H-2                    6.200       07/01/2028     11/15/2006 3          30,674
----------------------------------------------------------------------------------------------------------------------------
       10,000    ID Hsg. Agency (Single Family Mtg.), Series A       5.850       01/01/2005     01/01/2005            10,011
----------------------------------------------------------------------------------------------------------------------------
       15,000    ID Hsg. Agency (Single Family Mtg.), Series A       6.125       07/01/2026     12/31/2010 2          15,749
----------------------------------------------------------------------------------------------------------------------------
       25,000    ID Water Resource Board
                 (General Waterworks Corp.)                          6.400       10/01/2024     10/01/2004 1          25,091
                                                                                                                ------------
                                                                                                                     146,754
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--1.4%
    1,700,000    Bedford Park, IL Tax Increment (71st & Cicero)      7.375       01/01/2012     01/01/2006 1       1,800,334
----------------------------------------------------------------------------------------------------------------------------
      120,000    Bryant, IL Pollution Control
                 (Central IL Light Company)                          5.900       08/01/2023     08/01/2005 1         122,135
----------------------------------------------------------------------------------------------------------------------------
        5,000    Chicago, IL Board of Education
                 (Chicago School Reform)                             5.750       12/01/2027     12/01/2007 1           5,490
----------------------------------------------------------------------------------------------------------------------------
    1,565,000    Chicago, IL FHA Insured Mortgage Loan
                 (Lakeview Towers)                                   6.550       12/01/2012     06/01/2005 1       1,588,052
----------------------------------------------------------------------------------------------------------------------------
      265,000    Chicago, IL Metropolitan HDC                        6.850       07/01/2022     01/01/2005 1         265,419
----------------------------------------------------------------------------------------------------------------------------
       20,000    Chicago, IL Metropolitan HDC
                 (Academy Square)                                    5.600       10/01/2025     10/01/2004 1          20,011
----------------------------------------------------------------------------------------------------------------------------
       35,000    Chicago, IL Midway Airport, Series B                5.750       01/01/2022     01/01/2007 1          37,072
----------------------------------------------------------------------------------------------------------------------------
       25,000    Chicago, IL Multifamily Hsg.
                 (St. Edmund's Village)                              6.125       09/20/2024     09/20/2010 1          26,495
----------------------------------------------------------------------------------------------------------------------------
      130,000    Chicago, IL O'Hare International Airport
                 (General Airport-Second Lien), Series A             5.500       01/01/2018     01/01/2005 1         130,256
----------------------------------------------------------------------------------------------------------------------------
      100,000    Greenville, IL EFA (Greenville College)             6.000       12/01/2009     12/01/2004 1         100,412
----------------------------------------------------------------------------------------------------------------------------
       15,000    IL DFA (Children's Home & Aid Society)              7.125       03/15/2007     03/15/2005 1          15,063
----------------------------------------------------------------------------------------------------------------------------
    2,540,000    IL DFA (Olin Corp.)                                 6.750       03/01/2016     04/01/2013 1       2,659,990
----------------------------------------------------------------------------------------------------------------------------
      750,000    IL DFA Pollution Control
                 (Central Illinois Public Service Company)           5.700       08/15/2026     02/15/2005 1         759,338
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    IL DFA Pollution Control
                 (Central Illinois Public Service Company)           6.375       01/01/2028     01/01/2005 1       1,000,980
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    IL EFA (Art Institute of Chicago)                   5.375       03/01/2018     03/01/2013 1       2,145,340
----------------------------------------------------------------------------------------------------------------------------
       80,000    IL EFA (Educational Advancement Fund)               6.250       05/01/2034     05/01/2007 1          82,185
----------------------------------------------------------------------------------------------------------------------------
       30,000    IL Health Facilities Authority
                 (West Suburban Hospital Medical Center)             5.750       07/01/2015     07/01/2009 1          32,451
----------------------------------------------------------------------------------------------------------------------------
       15,000    IL Hsg. Devel. Authority (Multifamily Hsg.),
                 Series A                                            6.050       07/01/2015     07/01/2005 1          15,171

                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      85,000    IL Hsg. Devel. Authority (Multifamily Hsg.),
                 Series A                                            6.125%      07/01/2025     07/01/2005 1    $     85,772
----------------------------------------------------------------------------------------------------------------------------
       20,000    IL Hsg. Devel. Authority (Multifamily Hsg.),
                 Series C                                            5.950       07/01/2011     07/01/2005 1          20,230
----------------------------------------------------------------------------------------------------------------------------
       65,000    IL Hsg. Devel. Authority
                 (Multifamily Program), Series 3                     6.200       09/01/2023     09/01/2005 1          65,709
----------------------------------------------------------------------------------------------------------------------------
       10,000    IL Hsg. Devel. Authority
                 (Multifamily Program), Series 5                     6.650       09/01/2014     09/01/2005 1          10,212
----------------------------------------------------------------------------------------------------------------------------
       30,000    IL Metro Pier & Exposition Authority                6.500       06/15/2027     12/15/2004 1          30,413
----------------------------------------------------------------------------------------------------------------------------
       20,000    IL Student Assistance Commission
                 (Student Loan)                                      6.875       03/01/2015     03/01/2005 1          20,038
----------------------------------------------------------------------------------------------------------------------------
       15,000    Lake County, IL HFC, Series A                       6.800       05/01/2023     11/01/2004 1          15,023
----------------------------------------------------------------------------------------------------------------------------
      380,000    Lake County, IL HFC, Series A                       6.800       05/01/2023     11/01/2004 1         380,578
----------------------------------------------------------------------------------------------------------------------------
       75,000    Markham, IL GO                                      8.000       01/01/2011     01/01/2005 1          75,729
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Onterie Center, IL HFC                              7.050       07/01/2027     07/01/2006 1       1,019,620
----------------------------------------------------------------------------------------------------------------------------
       80,000    Southwestern IL Devel. Authority (Kienstra)         6.050       09/01/2016     03/01/2005 1          81,536
                                                                                                                ------------
                                                                                                                  12,611,054
----------------------------------------------------------------------------------------------------------------------------
INDIANA--2.0%
   11,135,000    Hammond, IN Sewage & Solid Waste
                 Disposal (American Maize Products)                  8.000       12/01/2024     12/01/2004 1      11,477,735
----------------------------------------------------------------------------------------------------------------------------
       50,000    Henry County, IN Juvenile Center
                 Building Corp.                                      6.350       01/05/2007     01/01/2005 1          50,156
----------------------------------------------------------------------------------------------------------------------------
    1,665,000    Huntington, IN Economic Devel. Corp.
                 (Quanex Corp.)                                      6.500       08/01/2010     02/01/2007 1       1,684,564
----------------------------------------------------------------------------------------------------------------------------
       45,000    IN Bond Bank (Special Program), Series B            5.750       02/01/2020     08/01/2006 1          45,941
----------------------------------------------------------------------------------------------------------------------------
      155,000    IN DFA (PSI Energy)                                 5.750       02/15/2028     02/15/2005 1         156,629
----------------------------------------------------------------------------------------------------------------------------
       20,000    IN HFA (Single Family), Series B                    6.150       07/01/2017     07/01/2007 1          20,170
----------------------------------------------------------------------------------------------------------------------------
       40,000    IN Toll Road Finance Authority                      6.000       07/01/2013     01/01/2005 1          40,870
----------------------------------------------------------------------------------------------------------------------------
       10,000    IN Toll Road Finance Authority                      6.000       07/01/2015     01/01/2005 1          10,016
----------------------------------------------------------------------------------------------------------------------------
       30,000    IN Transportation Finance Authority                 6.250       11/01/2016     11/01/2004 1          30,102
----------------------------------------------------------------------------------------------------------------------------
       30,000    Lake County, IN Redevel. Authority                  6.500       02/01/2016     02/01/2005 1          31,046
----------------------------------------------------------------------------------------------------------------------------
       75,000    Lawrenceburg, IN Pollution Control
                 (Indiana Michigan Power Company)                    5.900       11/01/2019     11/01/2005 1          75,869
----------------------------------------------------------------------------------------------------------------------------
      140,000    Noblesville, IN Economic Devel.
                 (Lions Creek Association)                           7.000       11/01/2012     11/01/2004 1         146,321
----------------------------------------------------------------------------------------------------------------------------
    4,400,000    Sullivan, IN Pollution Control (Hoosier Energy)     7.100       04/01/2019     10/01/2004 1       4,532,000
----------------------------------------------------------------------------------------------------------------------------
       20,000    Sullivan, IN Pollution Control
                 (Indiana Michigan Power Company)                    5.950       05/01/2009     05/01/2005 1          20,232
                                                                                                                ------------
                                                                                                                  18,321,651
----------------------------------------------------------------------------------------------------------------------------
IOWA--2.0%
       45,000    Cedar Rapids, IA Pollution Control
                 (Iowa Electric Light & Power Company)               5.500       11/01/2023     11/01/2004 1          46,017

                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
IOWA Continued
$      30,000    Council Bluffs, IA Pollution Control
                 (Midwest Power Systems)                             5.950%      05/01/2023     11/01/2004 1    $     30,398
----------------------------------------------------------------------------------------------------------------------------
    1,100,000    IA Finance Authority
                 (Boys & Girls Home & Family Services)               6.250       12/01/2028     12/01/2008 1       1,143,241
----------------------------------------------------------------------------------------------------------------------------
       15,000    IA Student Loan Liquidity Corp.                     6.125       12/01/2011     12/01/2004 1          15,041
----------------------------------------------------------------------------------------------------------------------------
   19,615,000    IA Tobacco Settlement Authority (TASC)              5.300       06/01/2025     09/07/2014 2      16,458,358
----------------------------------------------------------------------------------------------------------------------------
       20,000    Salix, IA Pollution Control
                 (Northwestern Public Service Company)               5.900       06/01/2023     12/01/2004 1          20,330
                                                                                                                ------------
                                                                                                                  17,713,385
----------------------------------------------------------------------------------------------------------------------------
KANSAS--0.0%
       50,000    Kansas City, KS Mtg. Revenue                        7.000       12/01/2011     12/01/2004 1          50,097
----------------------------------------------------------------------------------------------------------------------------
      115,000    Sedgwick & Shawnee Counties, KS
                 (Single Family Mtg.), Series A-II                   8.050       05/01/2024     11/01/2004 1         120,979
                                                                                                                ------------
                                                                                                                     171,076
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.9%
    4,000,000    Ashland, KY Pollution Control (Ashland Oil)         6.650       08/01/2009     02/01/2005 1       4,109,800
----------------------------------------------------------------------------------------------------------------------------
   14,330,000    Ashland, KY Sewer & Solid Waste
                 (Ashland Oil)                                       7.125       02/01/2022     02/01/2005 1      14,846,310
----------------------------------------------------------------------------------------------------------------------------
       75,000    Berea, KY College                                   5.900       05/01/2013     11/01/2004 1          76,616
----------------------------------------------------------------------------------------------------------------------------
       85,000    Boone County, KY Pollution Control
                 (Cincinnati Gas & Electric)                         5.500       01/01/2024     01/01/2005 1          87,159
----------------------------------------------------------------------------------------------------------------------------
    5,215,000    Boone County, KY Pollution Control
                 (Dayton Power & Light Company)                      6.500       11/15/2022     11/15/2004 1       5,386,052
----------------------------------------------------------------------------------------------------------------------------
       50,000    Carroll County, KY Collateralized Solid
                 Waste Disposal (Kentucky Utilities Company)         5.750       12/01/2023     06/01/2005 1          50,746
----------------------------------------------------------------------------------------------------------------------------
    9,770,000    Henderson County, KY Solid Waste
                 Disposal (MacMillan Bloedel)                        7.000       03/01/2025     03/01/2005 1      10,152,202
----------------------------------------------------------------------------------------------------------------------------
       25,000    Jefferson County, KY Pollution Control
                 (E.I. DuPont de Nemours & Company)                  6.300       07/01/2012     01/01/2005 1          25,710
----------------------------------------------------------------------------------------------------------------------------
      120,000    Kenton County, KY Airport Special
                 Facilities (Delta Airlines)                         7.500       02/01/2012     02/01/2012            87,782
                                                                                                                ------------
                                                                                                                  34,822,377
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--5.2%
    1,465,000    Calcasieu Parish, LA Industrial Devel. Board
                 (Olin Corp.)                                        6.625       02/01/2016     04/01/2010 1       1,559,771
----------------------------------------------------------------------------------------------------------------------------
      890,000    Calcasieu Parish, LA Public Trust Authority         5.000       04/01/2028     03/22/2009 3         949,238
----------------------------------------------------------------------------------------------------------------------------
      150,000    DeSoto Parish, LA Environmental
                 Improvement (International Paper Company)           7.700       11/01/2018     11/01/2004 1         153,576
----------------------------------------------------------------------------------------------------------------------------
        5,000    DeSoto Parish, LA Environmental
                 Improvement (International Paper
                 Company), Series B                                  6.550       04/01/2019     06/01/2006 1           5,215
----------------------------------------------------------------------------------------------------------------------------
      110,000    East Baton Rouge, LA Mtg. Finance Authority         5.600       04/01/2022     04/01/2009 1         113,935

                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      20,000    East Baton Rouge, LA Mtg. Finance
                 Authority (Single Family Mtg.)                      5.500%      10/01/2025     10/01/2005 1    $     20,200
----------------------------------------------------------------------------------------------------------------------------
      105,000    Jefferson Parish, LA Hospital Service
                 District No. 2                                      5.750       07/01/2016     01/01/2005 1         106,208
----------------------------------------------------------------------------------------------------------------------------
       20,000    LA HFA (Multifamily Hsg.-FHA Insured)               7.100       11/01/2033     11/01/2007 1          20,655
----------------------------------------------------------------------------------------------------------------------------
       25,000    LA HFA (Multifamily Hsg.-FHA Insured)               7.950       01/01/2032     01/01/2005 1          25,421
----------------------------------------------------------------------------------------------------------------------------
    2,340,000    LA HFA (VOA New Orleans Affordable
                 Hsg. Corporation)                                   6.550       05/01/2019     06/29/2013 3       2,389,046
----------------------------------------------------------------------------------------------------------------------------
      855,000    LA Local Government EF&CD
                 (Oakleigh Apartments)                               6.000       06/01/2016     07/07/2014 3         866,688
----------------------------------------------------------------------------------------------------------------------------
       20,000    LA Public Facilities Authority
                 (General Health System)                             6.000       11/01/2012     11/01/2004 1          20,069
----------------------------------------------------------------------------------------------------------------------------
       15,000    LA Public Facilities Authority
                 (General Health System)                             6.250       11/01/2014     11/01/2004 1          15,355
----------------------------------------------------------------------------------------------------------------------------
       75,000    LA Public Facilities Authority
                 (General Health System), Series A                   6.500       11/01/2014     11/01/2004 1          76,170
----------------------------------------------------------------------------------------------------------------------------
       10,000    LA Public Facilities Authority
                 (Multifamily Hsg.), Series A                        7.500       06/01/2021     12/01/2004 1          10,353
----------------------------------------------------------------------------------------------------------------------------
    4,550,000    LA Tobacco Settlement Financing Corp.
                 (TASC)                                              5.875       05/15/2039     09/25/2016 2       3,893,617
----------------------------------------------------------------------------------------------------------------------------
   21,340,000    LA Tobacco Settlement Financing Corp.
                 (TASC), Series B                                    5.500       05/15/2030     06/02/2011 2      18,971,260
----------------------------------------------------------------------------------------------------------------------------
    5,155,000    Natchitoches Parish, LA Solid Waste
                 Disposal (Williamette Industries)                   5.875       12/01/2023     12/01/2005 1       5,209,488
----------------------------------------------------------------------------------------------------------------------------
       15,000    New Orleans, LA Aviation Board
                 (Passenger Facility Charge)                         5.500       09/01/2014     09/01/2005 1          15,190
----------------------------------------------------------------------------------------------------------------------------
       50,000    New Orleans, LA Aviation Board
                 (Passenger Facility Charge)                         6.000       09/01/2018     03/01/2005 1          50,649
----------------------------------------------------------------------------------------------------------------------------
      100,000    New Orleans, LA Finance Authority, Series B-2       6.050       12/01/2026     12/01/2009 1         104,247
----------------------------------------------------------------------------------------------------------------------------
    2,375,000    New Orleans, LA HDC (Southwood Patio)               7.700       02/01/2022     02/01/2005 1       2,375,333
----------------------------------------------------------------------------------------------------------------------------
       10,000    New Orleans, LA Home Mtg. Authority                 6.200       06/01/2015     06/01/2007 1          10,288
----------------------------------------------------------------------------------------------------------------------------
      220,000    New Orleans, LA Home Mtg. Authority                 7.000       05/01/2014     11/01/2004 1         223,366
----------------------------------------------------------------------------------------------------------------------------
      225,000    Shreveport, LA Hsg. Authority
                 (U.S. Goodman Plaza)                                6.100       08/01/2019     08/01/2006 1         226,208
----------------------------------------------------------------------------------------------------------------------------
       15,000    Shreveport, LA Hsg. Authority
                 (U.S. Goodman Plaza)                                6.125       08/01/2010     08/01/2006 1          15,054
----------------------------------------------------------------------------------------------------------------------------
       25,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   5.950       12/01/2023     12/01/2004 1          25,569
----------------------------------------------------------------------------------------------------------------------------
       80,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.200       05/01/2023     11/01/2004 1          80,094
----------------------------------------------------------------------------------------------------------------------------
       20,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.200       05/01/2023     11/01/2004 1          20,070
----------------------------------------------------------------------------------------------------------------------------
       20,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.200       05/01/2023     11/01/2004 1          20,070

                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      15,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.375%      11/01/2025     11/01/2004 1    $     15,185
----------------------------------------------------------------------------------------------------------------------------
       20,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   6.875       07/01/2024     07/01/2005 1          20,656
----------------------------------------------------------------------------------------------------------------------------
      125,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   7.000       12/01/2022     12/01/2004 1         126,046
----------------------------------------------------------------------------------------------------------------------------
       75,000    St. Charles Parish, LA
                 (Louisiana Power & Light Company)                   7.050       04/01/2022     10/01/2004 1          77,363
----------------------------------------------------------------------------------------------------------------------------
    7,035,000    St. Charles Parish, LA Pollution Control
                 (Louisiana Power & Light)                           7.500       06/01/2021     12/01/2004 1       7,186,253
----------------------------------------------------------------------------------------------------------------------------
    1,725,000    St. Charles Parish, LA Pollution Control
                 (Union Carbide)                                     7.350       11/01/2022     11/01/2022         1,719,377
                                                                                                                ------------
                                                                                                                  46,717,283
----------------------------------------------------------------------------------------------------------------------------
MAINE--0.1%
       25,000    Jay, ME Solid Waste Disposal
                 (International Paper Company)                       6.000       12/01/2017     12/01/2005 1          25,263
----------------------------------------------------------------------------------------------------------------------------
      505,000    Lewiston, ME Hsg. Corp. (Centreville)               6.550       08/15/2012     02/15/2005 1         505,944
----------------------------------------------------------------------------------------------------------------------------
        5,000    ME H&HEFA (University of New England)               5.750       07/01/2023     01/01/2005 1           5,064
----------------------------------------------------------------------------------------------------------------------------
        5,000    ME H&HEFA, Series A                                 5.875       07/01/2025     07/01/2005 1           5,259
----------------------------------------------------------------------------------------------------------------------------
        5,000    ME H&HEFA, Series A                                 5.875       07/01/2025     07/01/2005 1           5,225
----------------------------------------------------------------------------------------------------------------------------
       10,000    ME State Hsg. Authority Mtg., Series A              6.050       11/15/2006     11/15/2006            10,125
----------------------------------------------------------------------------------------------------------------------------
       20,000    ME State Hsg. Authority Mtg., Series B-2            6.050       11/15/2020     11/15/2009 1          21,189
----------------------------------------------------------------------------------------------------------------------------
      100,000    ME State Hsg. Authority Mtg., Series C-1            6.050       11/15/2026     11/15/2007 1         103,345
----------------------------------------------------------------------------------------------------------------------------
       25,000    ME State Hsg. Authority Mtg., Series C-2            5.950       11/15/2022     05/15/2009 1          26,082
                                                                                                                ------------
                                                                                                                     707,496
----------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.4%
      335,000    Anne Arundel County, MD Pollution
                 Control (Baltimore Gas & Electric)                  6.000       04/01/2024     04/01/2006 1         343,844
----------------------------------------------------------------------------------------------------------------------------
       75,000    Baltimore, MD City Hsg. Corp., Series A             7.250       07/01/2023     01/01/2005 1          75,758
----------------------------------------------------------------------------------------------------------------------------
       60,000    Baltimore, MD Port Facilities
                 (E.I. DuPont de Nemours & Company)                  6.500       10/01/2011     10/01/2004 1          62,820
----------------------------------------------------------------------------------------------------------------------------
       25,000    Gaithersburg, MD Economic Devel.
                 (Asbury Methodist)                                  5.750       01/01/2011     01/01/2005 1          25,085
----------------------------------------------------------------------------------------------------------------------------
       60,000    MD Community Devel. Administration
                 (Department of Hsg. & Community Devel.)             6.200       04/01/2024     04/01/2007 1          61,519
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    MD Economic Devel. Corp. Student Hsg.
                 (University MD College Park)                        6.500       06/01/2027     06/01/2013 1       5,443,100
----------------------------------------------------------------------------------------------------------------------------
    5,585,000    MD EDC Student Hsg.
                 (Bowie State University)                            6.000       06/01/2023     06/01/2013 1       5,903,122
----------------------------------------------------------------------------------------------------------------------------
       10,000    MD Environmental Service COP
                 (Water & Wastewater Facilities), Series A           6.500       06/01/2005     12/01/2004 1          10,040
----------------------------------------------------------------------------------------------------------------------------
       10,000    MD Hsg. Community Devel. People's
                 Resource Center                                     5.700       06/01/2024     12/01/2004 1          10,229

                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MARYLAND Continued
$      15,000    MD Hsg. Community Devel. People's
                 Resource Center                                     5.900%      09/01/2019     09/01/2009 1    $     15,617
----------------------------------------------------------------------------------------------------------------------------
       15,000    MD Hsg. Community Devel. People's
                 Resource Center                                     5.950       07/01/2023     01/01/2009 1          15,543
----------------------------------------------------------------------------------------------------------------------------
       25,000    MD Hsg. Community Devel. People's
                 Resource Center                                     6.200       04/01/2017     04/01/2007 1          25,681
----------------------------------------------------------------------------------------------------------------------------
       85,000    MD Hsg. Community Devel. People's
                 Resource Center                                     6.500       05/15/2021     05/15/2005 1          88,501
----------------------------------------------------------------------------------------------------------------------------
       30,000    Mongomery County, MD HOC
                 (Avalon Knoll)                                      6.150       07/01/2026     07/01/2008 1          31,118
----------------------------------------------------------------------------------------------------------------------------
       20,000    Montgomery County, MD HOC
                 (Multifamily Mtg.), Series A                        6.000       07/01/2020     07/01/2007 1          20,627
----------------------------------------------------------------------------------------------------------------------------
       30,000    Montgomery County, MD HOC
                 (Multifamily Mtg.), Series B                        6.400       07/01/2028     07/01/2008 1          31,117
----------------------------------------------------------------------------------------------------------------------------
       15,000    Montgomery County, MD HOC
                 (Multifamily Mtg.), Series C                        7.150       07/01/2023     01/01/2005 1          15,019
----------------------------------------------------------------------------------------------------------------------------
       55,000    Prince Georges County,
                 MD Local Government                                 6.050       08/01/2012     02/01/2005 1          55,196
                                                                                                                ------------
                                                                                                                  12,233,936
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.2%
      320,000    MA H&EFA (Jordan Hospital)                          6.875       10/01/2015     10/01/2004 1         320,080
----------------------------------------------------------------------------------------------------------------------------
      900,000    MA H&EFA (New England Medical Center)               5.375       07/01/2024     07/01/2006 1         919,935
----------------------------------------------------------------------------------------------------------------------------
    1,255,000    MA H&EFA (Valley Regional Health System)            5.750       07/01/2018     07/01/2005 1       1,283,263
----------------------------------------------------------------------------------------------------------------------------
       10,000    MA HFA, Series 21                                   6.300       06/01/2025     12/01/2005 1          10,001
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series 21                                   7.125       06/01/2025     12/01/2004 1           5,005
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series 22                                   6.100       06/01/2016     12/01/2004 1           5,005
----------------------------------------------------------------------------------------------------------------------------
       55,000    MA HFA, Series 26                                   5.600       06/01/2025     12/01/2005 1          55,402
----------------------------------------------------------------------------------------------------------------------------
       10,000    MA HFA, Series 29                                   6.750       06/01/2026     06/01/2006 1          10,117
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series 33                                   6.350       06/01/2017     12/01/2006 1           5,115
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series A                                    6.100       12/01/2016     12/01/2005 1           5,198
----------------------------------------------------------------------------------------------------------------------------
       35,000    MA HFA, Series A                                    6.100       06/01/2026     12/01/2004 1          35,462
----------------------------------------------------------------------------------------------------------------------------
    1,465,000    MA HFA, Series A                                    6.150       07/01/2018     07/01/2005 1       1,513,770
----------------------------------------------------------------------------------------------------------------------------
        5,000    MA HFA, Series A                                    6.375       04/01/2021     04/01/2005 1           5,044
----------------------------------------------------------------------------------------------------------------------------
       15,000    MA HFA, Series B                                    5.700       12/01/2014     12/01/2004 1          15,211
----------------------------------------------------------------------------------------------------------------------------
       95,000    MA HFA, Series B                                    5.800       12/01/2025     12/01/2005 1          97,054
----------------------------------------------------------------------------------------------------------------------------
       50,000    MA HFA, Series E                                    6.050       07/01/2020     07/01/2009 1          52,887
----------------------------------------------------------------------------------------------------------------------------
      145,000    MA Industrial Finance Agency
                 (Avon Associates)                                   5.375       04/01/2020     04/01/2005 1         146,789
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    MA Industrial Finance Agency
                 (Heights Crossing)                                  6.150       02/01/2035     02/01/2006 1       1,057,650
----------------------------------------------------------------------------------------------------------------------------
    2,725,000    MA Industrial Finance Agency
                 (Massachusetts American Water Company)              6.900       12/01/2029     12/01/2005 1       2,864,793

                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$   1,600,000    MA Industrial Finance Agency
                 (TNG Draper Place)                                  6.450%      08/20/2039     08/20/2008 1    $  1,758,160
----------------------------------------------------------------------------------------------------------------------------
       35,000    MA Port Authority Special Facilities
                 (US Airways)                                        5.875       09/01/2023     09/01/2006 1          36,252
----------------------------------------------------------------------------------------------------------------------------
      785,000    Somerville, MA HDC (Multifamily Hsg.),
                 Series 1990 A                                       7.500       01/01/2024     01/01/2005 1         796,375
                                                                                                                ------------
                                                                                                                  10,998,568
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.4%
       50,000    Detroit, MI HFC
                 (Across The Park Section 8 Elderly Hsg.)            7.875       06/01/2010     06/01/2005 1          50,764
----------------------------------------------------------------------------------------------------------------------------
       50,000    Devon Trace, MI Hsg. Corp.                          7.375       08/01/2023     12/01/2004 1          50,008
----------------------------------------------------------------------------------------------------------------------------
       90,000    Farmington Hills, MI Economic Devel. Corp.
                 (Botsford General Hospital)                         5.750       02/15/2025     02/15/2005 1          92,795
----------------------------------------------------------------------------------------------------------------------------
       20,000    Gratiot County, MI Economic Devel. Corp.
                 (Michigan Masonic Home)                             5.000       11/15/2020     11/15/2004 1          20,420
----------------------------------------------------------------------------------------------------------------------------
    2,055,000    MI Hospital Finance Authority
                 (Detroit Sinai Hospital)                            6.000       01/01/2008     07/29/2006 2       1,967,745
----------------------------------------------------------------------------------------------------------------------------
       20,000    MI Hospital Finance Authority
                 (St. John Hospital)                                 5.750       05/15/2016     05/15/2005 1          21,061
----------------------------------------------------------------------------------------------------------------------------
       45,000    MI Hsg. Devel. Authority
                 (BGC-II Nonprofit Hsg. Corp.)                       5.500       01/15/2018     07/15/2006 1          45,941
----------------------------------------------------------------------------------------------------------------------------
       60,000    MI Hsg. Devel. Authority, Series B                  5.700       04/01/2012     04/01/2006 1          61,280
----------------------------------------------------------------------------------------------------------------------------
       25,000    MI Hsg. Devel. Authority, Series B                  5.800       04/01/2019     04/01/2006 1          25,584
----------------------------------------------------------------------------------------------------------------------------
      425,000    MI Hsg. Devel. Authority, Series B                  5.800       04/01/2019     04/01/2005 1         435,306
----------------------------------------------------------------------------------------------------------------------------
       50,000    MI Job Devel. Authority Pollution
                 Control (General Motors Corp.)                      5.550       04/01/2009     10/01/2005 1          50,079
----------------------------------------------------------------------------------------------------------------------------
       20,000    MI Municipal Bond Authority                         6.000       12/01/2013     12/01/2004 1          20,542
----------------------------------------------------------------------------------------------------------------------------
       85,000    MI Municipal Bond Authority                         6.125       12/01/2018     12/01/2004 1          87,286
----------------------------------------------------------------------------------------------------------------------------
       15,000    MI Municipal Bond Authority                         7.200       11/01/2020     11/01/2004 1          15,558
----------------------------------------------------------------------------------------------------------------------------
       25,000    MI South Central Power Agency                       7.000       11/01/2011     11/01/2004 1          25,602
----------------------------------------------------------------------------------------------------------------------------
      275,000    MI Strategic Fund Limited Obligation
                 (Ford Motor Company), Series A                      6.550       10/01/2022     10/01/2004 1         275,426
----------------------------------------------------------------------------------------------------------------------------
       25,000    MI Strategic Fund Limited Obligation
                 (Ford Motor Company), Series A                      7.100       02/01/2006     02/01/2006            26,456
----------------------------------------------------------------------------------------------------------------------------
      200,000    Napoleon, MI School District                        5.500       05/01/2020     05/01/2005 1         205,674
----------------------------------------------------------------------------------------------------------------------------
       35,000    Portage, MI Lake Water & Sewer Authority            6.200       10/01/2020     10/01/2005 1          37,224
----------------------------------------------------------------------------------------------------------------------------
       70,000    Tri-City Village,MI Hsg. Corp.
                 (Tri-City Apartments)                               7.750       08/15/2023     02/15/2005 1          71,166
----------------------------------------------------------------------------------------------------------------------------
       30,000    Wayne Charter County, MI Airport
                 Facilities (Detroit Metropolitan Wayne
                 County Airport)                                     6.125       12/01/2024     12/01/2004 1          30,798
                                                                                                                ------------
                                                                                                                   3,616,715

                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.8%
$   2,610,000    Hubbard County, MN Solid Waste
                 (Potlatch Corp.)                                    7.375%      08/01/2013     02/01/2005 1    $  2,630,228
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    International Falls, MN Environmental
                 Facilities ( Boise Cascade Corp.)                   7.200       10/01/2024     10/01/2006 1       2,028,660
----------------------------------------------------------------------------------------------------------------------------
      995,000    Mahtomedi, MN Multifamily (Briarcliff)              7.350       06/01/2036     06/01/2008 1       1,017,706
----------------------------------------------------------------------------------------------------------------------------
       20,000    Minneapolis & St. Paul, MN Hsg. &
                 Redevel. Authority (Children's Health Care)         5.500       08/15/2025     08/15/2005 1          21,069
----------------------------------------------------------------------------------------------------------------------------
      800,000    MN (Duluth Airport)                                 6.250       08/01/2014     08/01/2005 1         828,280
----------------------------------------------------------------------------------------------------------------------------
       55,000    MN HFA (Single Family Mtg.)                         5.600       07/01/2022     08/01/2007 3          56,508
----------------------------------------------------------------------------------------------------------------------------
       15,000    MN HFA (Single Family Mtg.), Series D-2             5.950       01/01/2017     01/01/2005 1          15,171
----------------------------------------------------------------------------------------------------------------------------
       40,000    MN HFA (Single Family Mtg.), Series H               6.500       01/01/2026     01/01/2005 1          40,139
----------------------------------------------------------------------------------------------------------------------------
       55,000    Plymouth, MN Health Facilities
                 (Healthspan Health System/
                 North Memorial Medical Center)                      6.250       06/01/2016     06/01/2005 1          57,398
----------------------------------------------------------------------------------------------------------------------------
       50,000    St. Paul, MN Independent School
                 District No. 625, Series B                          5.750       02/01/2016     02/01/2005 1          50,635
----------------------------------------------------------------------------------------------------------------------------
       25,000    Worthington, MN Permanent Improvement
                 Revolving Fund, Series A                            6.300       02/01/2008     02/01/2005 1          25,438
                                                                                                                ------------
                                                                                                                   6,771,232
----------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.5%
       50,000    Adams County, MS Solid Waste
                 (International Paper Company)                       5.550       10/01/2017     10/01/2005 1          50,239
----------------------------------------------------------------------------------------------------------------------------
       40,000    Gulfport, MS Hospital Facility
                 (Gulfport Memorial Hospital)                        6.125       07/01/2015     01/01/2005 1          40,928
----------------------------------------------------------------------------------------------------------------------------
       10,000    Lamar County, MS Pollution Control
                 (Southern Mississippi Electric Power
                 Association)                                        6.125       03/01/2008     03/01/2005 1          10,150
----------------------------------------------------------------------------------------------------------------------------
      120,000    MS Business Finance Corp.
                 (E.I. DuPont de Nemours& Company)                   7.150       05/01/2016     11/01/2004 1         122,580
----------------------------------------------------------------------------------------------------------------------------
    2,750,000    MS Higher Education Assistance Corp.,
                 Series C                                            6.750       09/01/2014     03/01/2006 1       2,851,310
----------------------------------------------------------------------------------------------------------------------------
       25,000    MS Home Corp. (Government National
                 Mortgage Assn. Collateral Mtg.), Series B           6.500       12/01/2024     12/01/2005 1          25,113
----------------------------------------------------------------------------------------------------------------------------
    1,165,000    MS Home Corp. (Single Family Mtg.), Series I        7.375       06/01/2028     12/01/2011 1       1,196,187
                                                                                                                ------------
                                                                                                                   4,296,507
----------------------------------------------------------------------------------------------------------------------------
MISSOURI--0.6%
    4,095,000    Hanley/Eager Road, MO Transportation
                 Devel. District                                     6.750       12/01/2028     12/01/2010 4       4,095,041
----------------------------------------------------------------------------------------------------------------------------
       15,000    MO HDC (Single Family Hsg.)                         6.000       09/01/2015     03/01/2009 1          15,193
----------------------------------------------------------------------------------------------------------------------------
      520,000    MO HDC (Single Family Hsg.)                         7.250       09/01/2026     03/01/2005 3         520,692
----------------------------------------------------------------------------------------------------------------------------
       85,000    MO HDC (Single Family Hsg.)                         6.100       09/01/2024     09/01/2009 1          86,911
----------------------------------------------------------------------------------------------------------------------------
       15,000    St. Louis County, MO IDA
                 (Covington Manor Apartments)                        6.200       08/20/2020     08/20/2011 1          16,008

                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$   1,000,000    St. Louis, MO IDA
                 (Kiel Center Multipurpose Arena)                    7.750%      12/01/2013     12/01/2004 1    $  1,020,000
----------------------------------------------------------------------------------------------------------------------------
       50,000    St. Louis, MO Land Clearance Redevel.
                 Authority (St. Louis Place Apartments)              6.250       08/01/2027     05/01/2005 1          50,337
                                                                                                                ------------
                                                                                                                   5,804,182
----------------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
       20,000    Forsyth, MT Pollution Control
                 (Northwestern Corp.)                                5.900       12/01/2023     12/01/2004 1          20,403
----------------------------------------------------------------------------------------------------------------------------
       20,000    Forsyth, MT Pollution Control
                 (Northwestern Corp.)                                6.125       05/01/2023     05/01/2005 1          20,271
----------------------------------------------------------------------------------------------------------------------------
       25,000    MT Board of Hsg. (Multifamily Mtg.),
                 Series A                                            6.450       08/01/2012     02/01/2005 1          25,044
                                                                                                                ------------
                                                                                                                      65,718
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
       20,000    Douglas County, NE Hospital Authority
                 (Catholic Health Corp.)                             6.000       11/15/2022     11/15/2004 1          20,495
----------------------------------------------------------------------------------------------------------------------------
       25,000    NE Investment Finance Authority
                 (Single Family Mtg.), Series C                      6.250       03/01/2021     05/01/2009 1          25,342
----------------------------------------------------------------------------------------------------------------------------
       20,000    NE Investment Finance Authority, Series B           6.400       09/01/2026     03/01/2005 1          20,387
----------------------------------------------------------------------------------------------------------------------------
       20,000    NE Student Loan (Nebhelp Inc.)                      6.000       06/01/2028     03/10/2005 1          20,407
                                                                                                                ------------
                                                                                                                      86,631
----------------------------------------------------------------------------------------------------------------------------
NEVADA--2.8%
       95,000    Clark County, NV IDR
                 (Nevada Power Company)                              5.600       10/01/2030     01/01/2005 1          95,064
----------------------------------------------------------------------------------------------------------------------------
      755,000    Clark County, NV IDR
                 (Nevada Power Company), Series A                    6.700       06/01/2022     12/01/2004 1         784,453
----------------------------------------------------------------------------------------------------------------------------
      185,000    Clark County, NV IDR
                 (Southwest Gas Corp.), Series A                     6.500       12/01/2033     12/01/2005 1         186,674
----------------------------------------------------------------------------------------------------------------------------
       40,000    Clark County, NV Passenger Facility Charge
                 (Las Vegas/Macarran International Airport)          5.500       07/01/2025     07/01/2005 1          40,741
----------------------------------------------------------------------------------------------------------------------------
       20,000    Clark County, NV Passenger Facility Charge
                 (Las Vegas/Macarran International Airport)          5.750       07/01/2023     07/01/2007 1          20,814
----------------------------------------------------------------------------------------------------------------------------
    8,555,000    Las Vegas, NV Paiute Tribe, Series A                6.125       11/01/2012     05/30/2010 2       9,433,342
----------------------------------------------------------------------------------------------------------------------------
      200,000    Las Vegas, NV Paiute Tribe, Series A                6.625       11/01/2017     11/01/2012 1         222,218
----------------------------------------------------------------------------------------------------------------------------
       40,000    NV Hsg. Division (Campaige Place)                   5.450       10/01/2018     10/01/2008 1          41,379
----------------------------------------------------------------------------------------------------------------------------
       25,000    NV Hsg. Division (Single Family Mtg.), Series B     5.650       10/01/2021     10/01/2010 1          26,040
----------------------------------------------------------------------------------------------------------------------------
       35,000    NV Hsg. Division (Single Family Mtg.),
                 Series D-2                                          6.350       04/01/2028     04/01/2008 1          36,090
----------------------------------------------------------------------------------------------------------------------------
       25,000    Reno, NV Hsg. Authority
                 (Ala Moana Apartments)                              6.600       07/01/2026     07/01/2006 1          25,394
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Reno, NV Redevel. Agency Tax Allocation,
                 Series A                                            6.200       06/01/2018     12/01/2005 1       3,020,790

                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEVADA Continued
$     100,000    Washoe County, NV Gas & Water Facilities
                 (Sierra Pacific Power Company)                      5.900%      06/01/2023     12/01/2004 1    $    101,322
----------------------------------------------------------------------------------------------------------------------------
       50,000    Washoe County, NV Gas & Water Facilities
                 (Sierra Pacific Power Company)                      6.300       12/01/2014     07/23/2005 1          51,345
----------------------------------------------------------------------------------------------------------------------------
       70,000    Washoe County, NV Gas Facility
                 (Sierra Pacific Power Company)                      6.700       11/01/2032     11/01/2004 1          71,328
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Washoe County, NV Water Facilities
                 (Sierra Pacific Power Company)                      6.650       06/01/2017     12/01/2004 1      10,414,000
----------------------------------------------------------------------------------------------------------------------------
       30,000    Washoe County, NV Water Facility
                 (Sierra Pacific Power Company)                      5.900       06/01/2023     12/01/2004 1          30,397
                                                                                                                ------------
                                                                                                                  24,601,391
----------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.7%
    2,000,000    Manchester, NH Hsg. & Redevel.
                 Authority, Series A                                 6.750       01/01/2014     01/01/2010 1       2,235,120
----------------------------------------------------------------------------------------------------------------------------
      230,000    NH HE&H Facilities Authority
                 (Colby-Sawyer College)                              6.800       06/01/2006     06/01/2006           233,376
----------------------------------------------------------------------------------------------------------------------------
      500,000    NH HE&H Facilities Authority
                 (Kendal at Hanover)                                 5.800       10/01/2012     03/01/2005 1         500,880
----------------------------------------------------------------------------------------------------------------------------
    2,900,000    NH HE&H Facilities Authority (United
                 Church of Christ Retirement Community)              7.350       01/01/2018     01/01/2006 1       3,014,434
----------------------------------------------------------------------------------------------------------------------------
       10,000    NH HFA                                              6.125       01/01/2018     07/01/2005 1          10,011
----------------------------------------------------------------------------------------------------------------------------
       10,000    NH HFA (Mariners Village)                           6.500       07/01/2026     01/01/2006 1          10,227
----------------------------------------------------------------------------------------------------------------------------
       20,000    NH HFA (Single Family Mtg.), Series B               6.050       07/01/2025     07/01/2005 1          20,181
----------------------------------------------------------------------------------------------------------------------------
       85,000    NH HFA (Single Family Mtg.), Series C               6.900       07/01/2019     07/01/2006 3          85,676
                                                                                                                ------------
                                                                                                                   6,109,905
----------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--7.5%
    3,500,000    NJ EDA (Continental Airlines)                       6.625       09/15/2012     09/15/2012         3,103,590
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NJ EDA (RWJ Hospital/CCC/
                 RWJ Health Care Corp. Obligated Group)              6.500       07/01/2024     01/01/2005 1       1,023,680
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    NJ EDA (Trigen-Trenton District
                 Energy Company)                                     6.200       12/01/2010     12/01/2004 1       5,107,950
----------------------------------------------------------------------------------------------------------------------------
      750,000    NJ Tobacco Settlement Financing Corp.               6.125       06/01/2024     06/12/2010 2         728,250
----------------------------------------------------------------------------------------------------------------------------
   60,120,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              5.750       06/01/2032     06/15/2011 2      55,550,880
----------------------------------------------------------------------------------------------------------------------------
       80,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              6.000       06/01/2037     05/01/2018 2          69,360
----------------------------------------------------------------------------------------------------------------------------
    1,315,000    NJ Tobacco Settlement Financing Corp.
                 (TASC)                                              6.375       06/01/2032     07/23/2014 2       1,221,714
                                                                                                                ------------
                                                                                                                  66,805,424
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.9%
    2,500,000    Bernalillo County, NM Multifamily Hsg.
                 (Mountain View)                                     7.500       09/20/2033     09/20/2008 1       2,744,150

                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NEW MEXICO Continued
$   4,075,000    Farmington, NM Pollution Control
                 (Public Service Company of New Mexico)              6.300%      12/01/2016     12/01/2008 1    $  4,443,543
----------------------------------------------------------------------------------------------------------------------------
      445,000    Farmington, NM Pollution Control
                 (Southern California Edison Company)                5.875       06/01/2023     12/01/2004 1         450,812
----------------------------------------------------------------------------------------------------------------------------
       35,000    Farmington, NM Pollution Control
                 (Southern California Edison Company)                7.200       04/01/2021     04/01/2005 1          35,823
----------------------------------------------------------------------------------------------------------------------------
       15,000    Gallup, NM Pollution Control
                 (Plains Electric Generation & Transmission)         6.650       08/15/2017     08/15/2005 1          15,409
----------------------------------------------------------------------------------------------------------------------------
       20,000    NM MFA (Single Family), Series C                    6.200       07/01/2026     07/01/2007 1          20,588
----------------------------------------------------------------------------------------------------------------------------
        5,000    NM MFA (Single Family), Series D                    5.875       09/01/2021     03/01/2010 1           5,233
                                                                                                                ------------
                                                                                                                   7,715,558
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.7%
    5,000,000    NY Tobacco Settlement Financing Corp.
                 DRIVERS 5                                           8.693 6     06/01/2017     06/01/2011 1       5,921,900
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.4%
      475,000    Asheville, NC COP                                   6.500       02/01/2008     02/01/2005 1         476,781
----------------------------------------------------------------------------------------------------------------------------
       85,000    Burlington, NC Public Housing Assistance
                 Corporation (Alamance Plaza)                        6.750       07/01/2024     01/01/2005 1          85,349
----------------------------------------------------------------------------------------------------------------------------
       40,000    Charlotte-Mecklenburg, NC Hospital
                 Authority (Carolinas Medical Center)                5.875       01/15/2026     01/15/2006 1          42,348
----------------------------------------------------------------------------------------------------------------------------
       50,000    Haywood County, NC IFPCFA
                 (Champion International Corp.)                      6.250       09/01/2025     09/01/2005 1          51,586
----------------------------------------------------------------------------------------------------------------------------
       50,000    Haywood County, NC IFPCFA
                 (Champion International Corp.)                      6.850       05/01/2014     05/01/2005 1          50,704
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    Kinston, NC Hsg. Authority (Kinston Towers)         6.750       12/01/2018     12/01/2004 1       2,048,820
----------------------------------------------------------------------------------------------------------------------------
       55,000    Martin County, NC IFPCFA
                 (Weyerhaeuser Company)                              5.650       12/01/2023     12/01/2005 1          55,193
----------------------------------------------------------------------------------------------------------------------------
    1,110,000    Martin County, NC IFPCFA
                 (Weyerhaeuser Company)                              6.000       11/01/2025     11/01/2007 1       1,138,005
----------------------------------------------------------------------------------------------------------------------------
    5,905,000    Martin County, NC IFPCFA
                 (Weyerhaeuser Company)                              6.800       05/01/2024     05/01/2005 1       6,049,909
----------------------------------------------------------------------------------------------------------------------------
      590,000    NC Eastern Municipal Power Agency, Series B         5.500       01/01/2017     01/01/2005 1         591,640
----------------------------------------------------------------------------------------------------------------------------
      415,000    NC Eastern Municipal Power Agency, Series B         5.500       01/01/2021     01/01/2005 1         416,079
----------------------------------------------------------------------------------------------------------------------------
      790,000    NC Eastern Municipal Power Agency, Series B         5.500       01/01/2021     01/01/2005 1         792,054
----------------------------------------------------------------------------------------------------------------------------
       30,000    NC Eastern Municipal Power Agency, Series B         6.250       01/01/2023     01/01/2005 1          30,332
----------------------------------------------------------------------------------------------------------------------------
        5,000    NC HFA, Series JJ                                   6.450       09/01/2027     03/01/2008 1           5,172
----------------------------------------------------------------------------------------------------------------------------
       10,000    NC HFA, Series Z                                    6.600       09/01/2026     09/01/2006 1          10,209
----------------------------------------------------------------------------------------------------------------------------
       10,000    NC Medical Care Commission Hospital
                 (Almance Health System)                             5.500       08/15/2013     02/15/2005 1          10,129
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    NC Student Education Assistance Authority
                 (Guaranteed Student Loan)                           6.350       07/01/2016     07/01/2006 1       1,051,340
                                                                                                                ------------
                                                                                                                  12,905,650

                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
$      15,000    ND HFA                                              5.950%      07/01/2010     01/01/2009 1    $     15,323
----------------------------------------------------------------------------------------------------------------------------
OHIO--3.6%
      975,000    Cleveland, OH Airport (Continental Airlines)        5.500       12/01/2008     01/09/2007 2         903,201
----------------------------------------------------------------------------------------------------------------------------
       50,000    Columbus, OH Sewer Improvement Bonds                6.000       09/15/2010     03/15/2005 1          50,205
----------------------------------------------------------------------------------------------------------------------------
       15,000    Conneaut, OH Hsg.
                 (Section 8 Assisted Project)                        5.625       07/01/2022     07/01/2006 1          15,289
----------------------------------------------------------------------------------------------------------------------------
       30,000    Coshocton County, OH Solid Waste
                 Disposal (Stone Container Corp.)                    7.875       08/01/2013     02/01/2005 1          30,351
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Eaton, OH Industrial Devel.
                 (Baxter International)                              6.500       12/01/2012     12/01/2004 1       1,554,150
----------------------------------------------------------------------------------------------------------------------------
      690,000    Gateway, OH Economic Devel. Corp.
                 (Cleveland OH Stadium)                              6.500       09/15/2014     10/14/2004 1         698,080
----------------------------------------------------------------------------------------------------------------------------
       25,000    Lorain County, OH Elderly Hsg. Corp.
                 (Harr Plaza)                                        6.375       07/15/2019     07/15/2005 1          25,276
----------------------------------------------------------------------------------------------------------------------------
    3,015,000    Marion County, OH HCF
                 (United Church Homes)                               6.375       11/15/2010     11/15/2004 1       3,071,682
----------------------------------------------------------------------------------------------------------------------------
       10,000    Montgomery County, OH Administration
                 Building (Sisters Of Charity Health Care
                 Systems Inc.)                                       6.625       05/15/2021     11/15/2004 1          10,039
----------------------------------------------------------------------------------------------------------------------------
       25,000    Montgomery County, OH Multifamily Hsg.
                 (Creekside Villas)                                  6.000       09/01/2031     09/01/2009 1          25,918
----------------------------------------------------------------------------------------------------------------------------
       85,000    Mount Vernon, OH City School District               5.850       12/01/2019     12/01/2004 1          86,408
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)           6.000       12/01/2013     12/01/2009 1       3,169,140
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)           6.100       08/01/2020     08/01/2009 1       1,515,210
----------------------------------------------------------------------------------------------------------------------------
       20,000    OH Air Quality Devel. Authority
                 (Cleveland Electric Illuminating Company)           7.000       09/01/2009     03/01/2005 1          20,056
----------------------------------------------------------------------------------------------------------------------------
      110,000    OH Air Quality Devel. Authority
                 (Dayton Power & Light Company)                      6.400       08/15/2027     02/15/2005 1         110,099
----------------------------------------------------------------------------------------------------------------------------
      200,000    OH Air Quality Devel. Authority
                 (JMG Funding)                                       6.375       01/01/2029     10/01/2004 1         204,708
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    OH Air Quality Devel. Authority
                 (JMG Funding)                                       6.375       04/01/2029     10/01/2004 1       1,023,540
----------------------------------------------------------------------------------------------------------------------------
       20,000    OH Air Quality Devel. Authority
                 (Pennsylvania Power & Light Company)                5.900       05/01/2018     11/01/2004 1          20,257
----------------------------------------------------------------------------------------------------------------------------
       15,000    OH Air Quality Devel. Authority
                 (Pennsylvania Power & Light Company)                5.900       05/01/2018     05/01/2005 1          15,192
----------------------------------------------------------------------------------------------------------------------------
       45,000    OH Air Quality Devel. Authority
                 (Pennsylvania Power & Light Company)                6.150       08/01/2023     02/01/2005 1          46,059
----------------------------------------------------------------------------------------------------------------------------
       25,000    OH Education Loan, Series A                         5.850       12/01/2019     06/01/2009 1          26,304
----------------------------------------------------------------------------------------------------------------------------
      240,000    OH Environmental Facilities
                 (Ford Motor Company)                                5.950       09/01/2029     09/01/2011 1         244,819
----------------------------------------------------------------------------------------------------------------------------
      275,000    OH HFA                                              5.750       09/01/2030     07/01/2009 1         281,738

                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$      15,000    OH HFA                                              6.050%      09/01/2017     09/01/2007 1    $     15,864
----------------------------------------------------------------------------------------------------------------------------
       35,000    OH HFA                                              6.300       09/01/2017     03/01/2005 1          35,970
----------------------------------------------------------------------------------------------------------------------------
    8,370,000    OH Water Devel. Authority
                 (Cleveland Electric Illuminating Company)           7.700       08/01/2025     08/01/2005 1       8,872,535
----------------------------------------------------------------------------------------------------------------------------
      200,000    OH Water Devel. Authority
                 (Dayton Power & Light Company)                      6.400       08/15/2027     02/15/2005 1         204,370
----------------------------------------------------------------------------------------------------------------------------
       25,000    OH Water Devel. Authority
                 (General Motors Corp.)                              5.900       06/15/2008     12/15/2004 1          25,053
----------------------------------------------------------------------------------------------------------------------------
       25,000    OH Water Devel. Authority
                 (Pennsylvania Power & Light Company)                6.150       08/01/2023     02/01/2005 1          25,588
----------------------------------------------------------------------------------------------------------------------------
       35,000    OH Water Devel. Authority (Pure Water)              5.500       12/01/2018     12/01/2004 1          35,204
----------------------------------------------------------------------------------------------------------------------------
       25,000    Shawnee, OH State University General
                 Receipts, Series A                                  7.100       06/01/2009     12/01/2004 1          25,005
----------------------------------------------------------------------------------------------------------------------------
    9,670,000    Toledo-Lucas County, OH Port Authority
                 (Bax Global)                                        6.250       11/01/2013     07/19/2010 1       9,772,115
----------------------------------------------------------------------------------------------------------------------------
       10,000    Warren County, OH Sewer System                      6.700       12/01/2016     12/01/2004 1          10,076
                                                                                                                ------------
                                                                                                                  32,169,501
----------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.2%
       85,000    OK HFA (Homeownership Loans)                        8.050       03/01/2027     09/01/2008 1          86,900
----------------------------------------------------------------------------------------------------------------------------
       20,000    Rogers County, OK HFA
                 (Multifamily Hsg.), Series A                        7.750       08/01/2023     02/01/2005 1          20,294
----------------------------------------------------------------------------------------------------------------------------
    4,195,000    Tulsa, OK Municipal Airport Trust
                 (American Airlines)                                 5.375       12/01/2035     12/01/2006 4       3,949,844
----------------------------------------------------------------------------------------------------------------------------
    3,000,000    Tulsa, OK Municipal Airport Trust
                 (American Airlines)                                 5.650       12/01/2035     12/01/2008 4       2,673,420
----------------------------------------------------------------------------------------------------------------------------
    8,350,000    Tulsa, OK Municipal Airport Trust
                 American Airlines)                                  5.800       06/01/2035     12/01/2004 4       8,318,855
----------------------------------------------------------------------------------------------------------------------------
    5,000,000    Tulsa, OK Municipal Airport Trust
                 (American Airlines)                                 6.000       06/01/2035     12/01/2008 4       4,572,950
                                                                                                                ------------
                                                                                                                  19,622,263
----------------------------------------------------------------------------------------------------------------------------
OREGON--0.1%
       10,000    Eugene, OR Trojan Nuclear Project                   5.900       09/01/2009     03/01/2005 1          10,106
----------------------------------------------------------------------------------------------------------------------------
       25,000    OR GO                                               6.375       08/01/2024     08/01/2005 1          25,095
----------------------------------------------------------------------------------------------------------------------------
      150,000    OR Hsg. & Community Services Dept.
                 (Multifamily), Series A                             5.950       07/01/2030     07/01/2010 1         155,058
----------------------------------------------------------------------------------------------------------------------------
       25,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series A                      5.450       07/01/2024     07/01/2005 1          25,157
----------------------------------------------------------------------------------------------------------------------------
      120,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series A                      5.800       07/01/2016     07/01/2007 1         123,509
----------------------------------------------------------------------------------------------------------------------------
       15,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series A                      6.200       07/01/2027     07/01/2009 1          15,688
----------------------------------------------------------------------------------------------------------------------------
      260,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series F                      5.650       07/01/2028     07/01/2009 1         266,529

                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
OREGON Continued
$     135,000    OR Hsg. & Community Services Dept.
                 (Single Family Mtg.), Series H                      6.000%      07/01/2027     07/01/2008 1    $    139,346
----------------------------------------------------------------------------------------------------------------------------
      100,000    OR Hsg. & Community Services Dept.,
                 Series B                                            5.900       07/01/2019     07/01/2009 1         105,150
----------------------------------------------------------------------------------------------------------------------------
       20,000    OR Hsg. (Elderly & Disabled Hsg.)                   6.300       08/01/2026     08/01/2006 1          20,417
----------------------------------------------------------------------------------------------------------------------------
       50,000    Port St. Helen's, OR Pollution Control
                 (Portland General Electric Company)                 7.125       12/15/2014     12/15/2004 1          50,658
                                                                                                                ------------
                                                                                                                     936,713
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--5.0%
    1,250,000    Allegheny County, PA HDA
                 (West Penn Allegheny Health System)                 9.250       11/15/2022     11/15/2012 1       1,427,238
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Allegheny County, PA HDA
                 (West Penn Allegheny Health System)                 9.250       11/15/2030     11/15/2010 1       1,149,210
----------------------------------------------------------------------------------------------------------------------------
    4,000,000    Beaver County, PA IDA
                 (Toledo Edison Company)                             7.625       05/01/2020     05/01/2005 1       4,183,200
----------------------------------------------------------------------------------------------------------------------------
    1,800,000    Carbon County, PA IDA
                 (Panther Creek Partners)                            6.650       05/01/2010     11/17/2007 2       1,948,842
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    PA EDFA (Colver)                                    7.125       12/01/2015     12/01/2004 1       2,048,660
----------------------------------------------------------------------------------------------------------------------------
    5,300,000    PA EDFA (Colver)                                    7.150       12/01/2018     12/01/2004 1       5,446,068
----------------------------------------------------------------------------------------------------------------------------
    9,000,000    PA EDFA (Northampton Generating)                    6.400       01/01/2009     01/01/2005 1       9,183,240
----------------------------------------------------------------------------------------------------------------------------
    2,000,000    PA EDFA (Northampton Generating)                    6.500       01/01/2013     01/01/2006 1       2,023,320
----------------------------------------------------------------------------------------------------------------------------
      840,000    PA EDFA (Northampton Generating)                    6.750       01/01/2007     07/12/2005 2         869,131
----------------------------------------------------------------------------------------------------------------------------
   15,000,000    PA EDFA (Sun Company)                               7.600       12/01/2024     12/01/2004 1      15,405,600
----------------------------------------------------------------------------------------------------------------------------
       25,000    PA HFA (Single Family Mtg.), Series 60A             5.750       04/01/2017     04/01/2009 1          26,052
----------------------------------------------------------------------------------------------------------------------------
      500,000    Philadelphia, PA Authority for Industrial
                 Devel. (Cathedral Village)                          5.750       04/01/2034     04/01/2006 4         500,025
----------------------------------------------------------------------------------------------------------------------------
      100,000    Philadelphia, PA Gas Works, 15th Series             5.500       08/01/2010     02/01/2005 1         102,144
                                                                                                                ------------
                                                                                                                  44,312,730
----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--3.3%
----------------------------------------------------------------------------------------------------------------------------
       30,000    RI Student Loan Authority                           6.450       12/01/2015     12/01/2005 1          31,191
----------------------------------------------------------------------------------------------------------------------------
    1,030,000    RI Tobacco Settlement Financing Corp.
                 (TASC)                                              6.250       06/01/2042     04/24/2014 2         917,297
----------------------------------------------------------------------------------------------------------------------------
    1,610,000    RI Tobacco Settlement Financing Corp.
                 (TASC), Series A                                    6.000       06/01/2023     01/12/2010 2       1,532,672
----------------------------------------------------------------------------------------------------------------------------
   30,175,000    RI Tobacco Settlement Financing Corp.
                 (TASC), Series A                                    6.125       06/01/2032     04/24/2014 2      27,283,933
                                                                                                                ------------
                                                                                                                  29,765,093
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--3.3%
       65,000    Charleston County, SC Hospital Facilities
                 (Bon Secours Health System)                         5.625       08/15/2025     02/15/2005 1          66,530

                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$      85,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                            5.500%      10/01/2019     10/01/2004 1    $     85,092
----------------------------------------------------------------------------------------------------------------------------
       50,000    Charleston County, SC Hospital Facilities
                 (Medical Society Health)                            6.000       10/01/2009     10/01/2004 1          50,055
----------------------------------------------------------------------------------------------------------------------------
    2,210,000    Darlington County, SC IDR
                 (Sonoco Products Company)                           6.000       04/01/2026     04/01/2006 1       2,328,301
----------------------------------------------------------------------------------------------------------------------------
      710,000    Darlington County, SC IDR
                 (Sonoco Products Company)                           6.125       06/01/2025     06/01/2007 1         738,748
----------------------------------------------------------------------------------------------------------------------------
      260,000    Florence County, SC IDR
                 (Stone Container Corp.)                             7.375       02/01/2007     02/01/2005 1         262,226
----------------------------------------------------------------------------------------------------------------------------
    2,300,000    Richland County, SC Environmental
                 Improvement (International Paper
                 Company)                                            6.100       04/01/2026     04/01/2014 1       2,443,037
----------------------------------------------------------------------------------------------------------------------------
       65,000    Richland-Lexington, SC Airport District
                 (Columbia Metropolitan Airport)                     5.700       01/01/2026     01/01/2007 1          67,597
----------------------------------------------------------------------------------------------------------------------------
       15,000    SC Hsg. Finance & Redevel. Authority
                 (Westbury Place)                                    6.050       07/01/2027     01/01/2005 1          15,042
----------------------------------------------------------------------------------------------------------------------------
       20,000    SC Hsg. Finance & Redevel. Authority,
                 Series A-2                                          6.750       07/01/2026     07/01/2006 1          20,419
----------------------------------------------------------------------------------------------------------------------------
       10,000    SC Jobs-Economic Devel. Authority
                 (Plasti-Line, Inc.)                                 6.250       07/01/2017     07/01/2005 1          10,012
----------------------------------------------------------------------------------------------------------------------------
    7,630,000    SC Tobacco Settlement Management
                 Authority, Series B                                 6.000       05/15/2022     06/05/2010 2       7,267,041
----------------------------------------------------------------------------------------------------------------------------
    9,180,000    SC Tobacco Settlement Management
                 Authority, Series B                                 6.375       05/15/2028     07/05/2014 2       8,535,656
----------------------------------------------------------------------------------------------------------------------------
      130,000    SC Western Carolina Regional Sewer
                 Authority                                           5.500       03/01/2010     03/01/2005 1         131,702
----------------------------------------------------------------------------------------------------------------------------
    7,500,000    Spartanburg County, SC Solid Waste
                 Disposal Facilities (BMW US Capital Corp.)          7.550       11/01/2024     11/01/2004 1       7,881,750
                                                                                                                ------------
                                                                                                                  29,903,208
----------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.4%
       55,000    Pennington County, SD Pollution Control
                 (Black Hills Power & Light Company)                 6.700       06/01/2010     12/01/2004 1          55,078
----------------------------------------------------------------------------------------------------------------------------
    3,250,000    SD Educational Enhancement Funding
                 Corp. Tobacco Settlement                            6.500       06/01/2032     12/13/2015 2       3,069,040
                                                                                                                ------------
                                                                                                                   3,124,118
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.5%
       80,000    Humphreys County, TN IDB
                 (E.I. DuPont de Nemours & Company)                  6.700       05/01/2024     05/01/2005 1          81,872
----------------------------------------------------------------------------------------------------------------------------
    4,250,000    Maury County, TN IDB
                 (General Motors Company)                            6.500       09/01/2024     03/01/2005 1       4,346,858
----------------------------------------------------------------------------------------------------------------------------
       15,000    Memphis, TN HFC
                 (Saint's Court Apartments)                          6.000       09/01/2013     09/01/2007 1          15,247

                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      25,000    Metropolitan Government Nashville
                 & Davidson County, TN Water & Sewer                 5.500%      01/01/2016     01/01/2005 1    $     25,072
----------------------------------------------------------------------------------------------------------------------------
       35,000    South Fulton, TN IDB (Tyson Foods)                  6.350       10/01/2015     10/01/2005 1          36,164
----------------------------------------------------------------------------------------------------------------------------
       50,000    South Fulton, TN IDB (Tyson Foods)                  6.400       10/01/2020     10/01/2005 1          52,564
----------------------------------------------------------------------------------------------------------------------------
       15,000    TN Hsg. Devel. Agency                               5.850       07/01/2023     07/01/2009 1          15,315
----------------------------------------------------------------------------------------------------------------------------
       15,000    TN Hsg. Devel. Agency                               6.375       07/01/2022     07/01/2008 1          15,147
                                                                                                                ------------
                                                                                                                   4,588,239
----------------------------------------------------------------------------------------------------------------------------
TEXAS--9.6%
    1,010,000    Alliance Airport Authority, TX
                 (Federal Express Corp.)                             6.375       04/01/2021     04/01/2006 1       1,059,965
----------------------------------------------------------------------------------------------------------------------------
       55,000    Austin, TX Airport System, Series A                 6.125       11/15/2025     11/15/2005 1          58,379
----------------------------------------------------------------------------------------------------------------------------
       70,000    Austin, TX Utility System                           6.250       05/15/2016     11/15/2004 1          71,807
----------------------------------------------------------------------------------------------------------------------------
       65,000    Baytown, TX Properties Management
                 & Devel. Corp. ( Baytown Terrace)                   6.100       08/15/2021     02/15/2005 1          65,079
----------------------------------------------------------------------------------------------------------------------------
       50,000    Brazos County, TX HFDC
                 (St. Joseph Hospital & Health Center)               6.000       01/01/2013     01/01/2005 1          51,072
----------------------------------------------------------------------------------------------------------------------------
    4,400,000    Brazos River Authority, TX
                 (Centerpoint Energy)                                7.750       12/01/2018     12/01/2008 1       4,826,228
----------------------------------------------------------------------------------------------------------------------------
   14,085,000    Brazos River Authority, TX
                 (TXU Energy Company)                                6.750       04/01/2038     04/01/2013 4      15,899,148
----------------------------------------------------------------------------------------------------------------------------
       15,000    Brazos River Authority, TX
                 (TXU Energy Company)                                6.750       10/01/2038     10/01/2014 1          15,814
----------------------------------------------------------------------------------------------------------------------------
    6,150,000    Brazos River Authority, TX
                 (TXU Energy Company)                                7.700       04/01/2033     04/01/2013 1       7,310,321
----------------------------------------------------------------------------------------------------------------------------
      250,000    Brazos River, TX Harbor Navigation District
                 (Dow Chemical Company)                              6.625       05/15/2033     05/15/2012 1         275,920
----------------------------------------------------------------------------------------------------------------------------
      705,000    Dallas, TX Hsg. Corp.
                 (Estell Village Apartments)                         7.875       12/01/2009     12/01/2004 1         713,777
----------------------------------------------------------------------------------------------------------------------------
    7,345,000    Dallas-Fort Worth, TX International Airport
                 (American Airlines)                                 6.050       05/01/2029     11/01/2005 4       6,991,191
----------------------------------------------------------------------------------------------------------------------------
   10,000,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS 5                                   8.965 6     11/01/2021     11/01/2009 1      11,549,700
----------------------------------------------------------------------------------------------------------------------------
    7,500,000    Dallas-Fort Worth, TX International
                 Airport DRIVERS 5                                  10.214 6     01/01/2035     01/01/2009 1       9,172,575
----------------------------------------------------------------------------------------------------------------------------
    8,455,000    Dallas-Fort Worth, TX International Airport
                 Facility Improvement Corp. (Learjet)                6.150       01/01/2016     08/01/2008 1       8,433,693
----------------------------------------------------------------------------------------------------------------------------
       15,000    Dilley, TX Special Project
                 (Department of Criminal Justice)                    7.000       04/01/2009     10/01/2004 1          15,394
----------------------------------------------------------------------------------------------------------------------------
       30,000    Grand Prairie, TX Hsg. Finance Corporation
                 (Windsor Hsg. Foundation)                           6.875       02/01/2025     02/01/2005 1          31,122
----------------------------------------------------------------------------------------------------------------------------
       50,000    Harrison County, TX HFDC
                 (Marshall Regional Medical Center)                  5.500       01/01/2018     01/01/2010 1          51,839
----------------------------------------------------------------------------------------------------------------------------
    1,343,000    Heart of TX HFC (Waco Parkside Village)             7.400       09/20/2035     09/20/2011 1       1,463,736

                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$   8,200,000    Lower CO River Authority, TX Pollution
                 Control (Samsung Electronics Company)               6.375%      04/01/2027     04/01/2007 1    $  8,880,026
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Lower Neches Valley, TX IDC
                 (Mobil Oil Refining Corp.)                          6.400       03/01/2030     03/01/2005 1       1,027,430
----------------------------------------------------------------------------------------------------------------------------
       85,000    Matagorda County, TX Navigation District
                 (Centerpoint Energy)                                8.000       05/01/2029     04/10/2008 1          94,583
----------------------------------------------------------------------------------------------------------------------------
      120,000    Matagorda County, TX Navigation
                 District No. 1 (Central Power & Light)              6.000       07/01/2028     01/01/2005 1         121,583
----------------------------------------------------------------------------------------------------------------------------
    1,750,000    North Forest, TX Independent School
                 District GO                                         6.000       08/15/2025     02/15/2006 1       1,817,358
----------------------------------------------------------------------------------------------------------------------------
      165,000    Ranger, TX Hsg. Corp. (Ranger Apartments)           7.500       03/01/2009     03/01/2005 1         173,689
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    Ranger, TX Hsg. Corp. (Ranger Apartments),
                 Series A                                            8.800       03/01/2024     03/01/2005 1       1,056,540
----------------------------------------------------------------------------------------------------------------------------
       10,000    Royse City, TX Certificates of Obligation           6.500       08/01/2006     02/01/2005 1          10,031
----------------------------------------------------------------------------------------------------------------------------
      500,000    South Plains, TX Regional Hsg. Authority
                 (Section 8)                                         6.900       08/01/2009     08/01/2007 1         512,135
----------------------------------------------------------------------------------------------------------------------------
       10,000    Trinity, TX River Authority Cade Branch
                 Wastewater                                          6.350       08/01/2013     02/15/2005 1          10,297
----------------------------------------------------------------------------------------------------------------------------
      310,000    TX Department of Hsg. & Community
                 Affairs (Single Family)                             5.800       09/01/2029     09/01/2007 1         319,880
----------------------------------------------------------------------------------------------------------------------------
       40,000    TX Department of Hsg. & Community
                 Affairs (Single Family)                             6.000       03/01/2017     09/01/2008 1          40,236
----------------------------------------------------------------------------------------------------------------------------
       45,000    TX GO                                               5.750       08/01/2020     08/01/2005 1          46,105
----------------------------------------------------------------------------------------------------------------------------
       25,000    TX GO                                               6.250       12/01/2026     02/01/2010 1          25,189
----------------------------------------------------------------------------------------------------------------------------
       10,000    TX Panhandle Elderly Apartments Corp.
                 (Pampa Partnership LTD)                             7.000       05/01/2010     06/18/2008 2           9,839
----------------------------------------------------------------------------------------------------------------------------
    2,295,000    TX Panhandle HFA
                 (Amarillo Affordable Hsg.)                          6.625       03/01/2020     03/01/2012 1       2,451,450
----------------------------------------------------------------------------------------------------------------------------
       25,000    TX State College Student Loans                      6.000       08/01/2016     02/01/2005 1          25,040
----------------------------------------------------------------------------------------------------------------------------
       55,000    TX State College Student Loans                      6.000       08/01/2019     02/01/2005 1          55,085
----------------------------------------------------------------------------------------------------------------------------
       25,000    TX State Research Division (Veteran's Land)         6.400       12/01/2024     12/01/2004 1          25,175
----------------------------------------------------------------------------------------------------------------------------
       35,000    TX State Veterans Hsg. Assistance, Series A         7.000       12/01/2025     12/01/2004 1          35,779
----------------------------------------------------------------------------------------------------------------------------
       45,000    TX State Veterans Hsg. Assistance, Series B         6.100       06/01/2031     12/01/2009 1          47,907
----------------------------------------------------------------------------------------------------------------------------
       50,000    TX State Veterans Hsg. Assistance, Series B-1       5.700       12/01/2014     12/01/2005 1          50,605
----------------------------------------------------------------------------------------------------------------------------
       10,000    TX State Veterans Hsg. Assistance, Series DD        7.000       12/01/2025     12/01/2004 1          10,223
----------------------------------------------------------------------------------------------------------------------------
       10,000    Tyler, TX Junior College District                   5.875       08/15/2011     02/15/2005 1          10,034
----------------------------------------------------------------------------------------------------------------------------
      615,000    West Side Calhoun County, TX Naval District
                 (Union Carbide Chemical & Plastics)                 6.400       05/01/2023     05/01/2023           613,235
                                                                                                                ------------
                                                                                                                  85,526,214
----------------------------------------------------------------------------------------------------------------------------
U. S. POSSESSIONS--0.6%
    2,220,000    Puerto Rico Children's Trust Fund (TASC)            5.375       05/15/2033     11/12/2013 2       2,038,226
----------------------------------------------------------------------------------------------------------------------------
    1,925,000    Puerto Rico Municipal Finance Agency
                 RITES 5                                             9.621 6     08/01/2013     08/01/2009 1       2,466,041

                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     750,000    V.I. Public Finance Authority, Series A             6.375%      10/01/2019     10/01/2010 1    $    852,720
                                                                                                                ------------
                                                                                                                   5,356,987
----------------------------------------------------------------------------------------------------------------------------
UTAH--0.0%
      205,000    Emery County, UT Pollution Control
                 (Pacificorp)                                        5.625       11/01/2023     11/01/2004 1         209,528
----------------------------------------------------------------------------------------------------------------------------
       10,000    UT HFA                                              5.950       01/01/2024     07/01/2007 1          10,243
----------------------------------------------------------------------------------------------------------------------------
        5,000    UT HFA                                              6.150       07/01/2025     01/01/2006 1           5,069
----------------------------------------------------------------------------------------------------------------------------
        5,000    UT HFA                                              6.650       07/01/2020     01/01/2005 1           5,107
----------------------------------------------------------------------------------------------------------------------------
       30,000    UT State Building Ownership Authority,
                 Series A                                            5.750       08/15/2011     02/15/2005 1          30,424
----------------------------------------------------------------------------------------------------------------------------
       20,000    UT University Campus Facilities System,
                 Series A                                            6.750       10/01/2014     10/01/2004 1          20,597
                                                                                                                ------------
                                                                                                                     280,968
----------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
       55,000    VT E&HBFA (Lyndon Institute)                        6.000       12/01/2006     07/25/2005 2          56,130
----------------------------------------------------------------------------------------------------------------------------
       50,000    VT E&HBFA (Lyndon Institute)                        6.600       12/01/2014     12/01/2006 1          52,325
----------------------------------------------------------------------------------------------------------------------------
       35,000    VT HFA (Multifamily Hsg.), Series A                 5.750       02/15/2029     02/15/2009 1          35,942
----------------------------------------------------------------------------------------------------------------------------
      115,000    VT HFA (Single Family), Series 11A                  5.900       05/01/2019     07/15/2006 3         116,960
----------------------------------------------------------------------------------------------------------------------------
       30,000    VT HFA (Single Family), Series 9                    5.900       05/01/2029     06/01/2009 1          31,008
                                                                                                                ------------
                                                                                                                     292,365
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.2%
       25,000    Alexandria, VA IDA (Alexandria Hospital)            5.500       07/01/2014     01/01/2005 1          25,289
----------------------------------------------------------------------------------------------------------------------------
    2,985,000    Fairfax County, VA Redevel. & Hsg.
                 Authority (Burke Shire Commons)                     7.600       10/01/2036     10/01/2006 1       3,362,722
----------------------------------------------------------------------------------------------------------------------------
       25,000    Harrisonburg, VA IDA
                 (Rockingham Memorial Hospital)                      5.250       12/01/2022     12/01/2004 1          25,041
----------------------------------------------------------------------------------------------------------------------------
    1,040,000    Isle Wight County, VA IDA Solid Waste
                 (Union Camp Corp.)                                  6.550       04/01/2024     04/01/2006 1       1,064,034
----------------------------------------------------------------------------------------------------------------------------
       10,000    Manassas, VA GO, Series B                           6.000       05/01/2014     05/01/2005 1          10,232
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Pittsylvania County, VA IDA
                 (Multitrade of Pittsylvania)                        7.450       01/01/2009     01/01/2005 1       1,539,825
----------------------------------------------------------------------------------------------------------------------------
    6,750,000    Pittsylvania County, VA IDA
                 (Multitrade of Pittsylvania)                        7.550       01/01/2019     01/01/2005 1       6,929,213
----------------------------------------------------------------------------------------------------------------------------
      350,000    Pocahontas Parkway Association, VA
                 (Route 895 Connector Toll Road)                     5.000       08/15/2010     08/15/2010           343,560
----------------------------------------------------------------------------------------------------------------------------
    2,500,000    Pocahontas Parkway Association, VA
                 (Route 895 Connector Toll Road)                     5.000       08/15/2011     08/15/2011         2,436,600
----------------------------------------------------------------------------------------------------------------------------
    3,100,000    Pocahontas Parkway Association, VA
                 (Route 895 Connector Toll Road)                     5.250       08/15/2008     08/15/2008         3,168,346
----------------------------------------------------------------------------------------------------------------------------
       40,000    Southampton County, VA IDA
                 Medical Facilities Mtg.                             5.625       01/15/2022     07/15/2009 1          43,138
----------------------------------------------------------------------------------------------------------------------------
      450,000    VA Hsg. Devel. Authority, Series C                  6.650       11/01/2013     01/01/2005 1         463,986
                                                                                                                ------------
                                                                                                                  19,411,986

                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.7%
$      15,000    King County, WA Hsg. Authority, Series A            6.800%      03/01/2026     03/01/2005 1    $     15,383
----------------------------------------------------------------------------------------------------------------------------
       25,000    King County, WA Public Hospital District
                 (Valley Medical Center)                             5.500       09/01/2017     03/01/2005 1          25,598
----------------------------------------------------------------------------------------------------------------------------
       20,000    Pierce County, WA Economic Devel. Corp.
                 (Occidental Petroleum Corp.)                        5.800       09/01/2029     09/01/2005 1          20,041
----------------------------------------------------------------------------------------------------------------------------
       25,000    South Columbia, WA Basin Irrigation District        6.200       06/01/2005     12/01/2004 1          25,093
----------------------------------------------------------------------------------------------------------------------------
    1,500,000    Vancouver, WA Downtown Redevel.
                 Authority (Conference Center)                       6.000       01/01/2028     01/01/2014 1       1,584,285
----------------------------------------------------------------------------------------------------------------------------
    2,175,000    WA Economic Devel. Finance Authority
                 (Lindal Cedar Homes)                                5.800       11/01/2017     11/01/2004 1       2,266,372
----------------------------------------------------------------------------------------------------------------------------
      100,000    WA HCF Authority
                 (Harrison Memorial Hospital)                        5.300       08/15/2014     02/15/2005 1         102,275
----------------------------------------------------------------------------------------------------------------------------
      155,000    WA HFC (The Hearthstone)                            6.250       01/01/2021     01/01/2005 1         158,889
----------------------------------------------------------------------------------------------------------------------------
       25,000    WA Hsg. Finance Commission
                 (Clare House Apartments)                            5.750       07/01/2030     07/01/2008 1          25,380
----------------------------------------------------------------------------------------------------------------------------
      695,000    WA State Hsg. Finance Commission
                 (Antioch University)                                6.350       01/01/2027     01/01/2006 1         736,811
----------------------------------------------------------------------------------------------------------------------------
       10,000    WA State Hsg. Finance Commission
                 (Gilman Meadows)                                    7.400       01/01/2030     02/14/2007 1          10,266
----------------------------------------------------------------------------------------------------------------------------
    1,595,000    WA Tobacco Settlement Authority (TASC)              6.625       06/01/2032     07/29/2017 2       1,511,853
                                                                                                                ------------
                                                                                                                   6,482,246
----------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.4%
    2,400,000    Berkeley County, WV Building Commission
                 (City Hospital)                                     6.500       11/01/2022     11/01/2004 1       2,401,296
----------------------------------------------------------------------------------------------------------------------------
       80,000    Braxton County, WV Solid Waste Disposal
                 (Weyerhaeuser Company)                              6.125       04/01/2026     10/23/2006 1          83,058
----------------------------------------------------------------------------------------------------------------------------
       50,000    Jefferson County, WV Residental Mtg.,
                 Series A                                            7.750       01/01/2007     01/01/2005 1          50,017
----------------------------------------------------------------------------------------------------------------------------
       50,000    Kanawha County, WV Industrial Devel.
                 (The Kroger Company)                                7.125       11/01/2012     11/01/2005 1          50,690
----------------------------------------------------------------------------------------------------------------------------
    1,025,000    Kanawha County, WV Industrial Devel.
                 (Union Carbide Chemical & Plastics
                 Company)                                            8.000       08/01/2020     02/01/2005 1       1,026,333
----------------------------------------------------------------------------------------------------------------------------
       25,000    Marshall County, WV Pollution Control
                 (Ohio Power Company)                                5.900       04/01/2022     04/01/2005 1          25,176
----------------------------------------------------------------------------------------------------------------------------
       10,000    Monongalia County, WV Pollution
                 Control (West Penn Power Company)                   5.950       04/01/2013     04/01/2005 1          10,274
----------------------------------------------------------------------------------------------------------------------------
       25,000    South Charleston, WV IDR
                 (Union Carbide Chemical
                 & Plastics Company)                                 8.000       08/01/2020     02/01/2005 1          25,033
----------------------------------------------------------------------------------------------------------------------------
      140,000    WV Hsg. Development, Series B                       5.350       11/01/2032     05/01/2010 1         141,833
                                                                                                                ------------
                                                                                                                   3,813,710

                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                                                                                 EFFECTIVE
    PRINCIPAL                                                                                    MATURITY*             VALUE
       AMOUNT                                                       COUPON         MATURITY    (UNAUDITED)        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--5.1%
$     500,000    Badger, WI Tobacco Asset Securitization
                 Corp.                                               6.000%      06/01/2017     07/12/2015 2    $    474,660
----------------------------------------------------------------------------------------------------------------------------
   29,630,000    Badger, WI Tobacco Asset Securitization
                 Corp.                                               6.125       06/01/2027      02/03/201 2      28,470,874
----------------------------------------------------------------------------------------------------------------------------
   14,755,000    Badger, WI Tobacco Asset Securitization
                 Corp.                                               6.375       06/01/2032     11/28/2016 2      13,539,778
----------------------------------------------------------------------------------------------------------------------------
       60,000    Janesville, WI Industrial Devel.
                 (Paramount Communications)                          7.000       10/15/2017     10/15/2004 1          62,244
----------------------------------------------------------------------------------------------------------------------------
    1,035,000    WI GO                                               5.300       05/01/2023     05/01/2008 1       1,046,789
----------------------------------------------------------------------------------------------------------------------------
      135,000    WI GO                                               6.000       05/01/2027     11/01/2006 1         138,572
----------------------------------------------------------------------------------------------------------------------------
    1,000,000    WI H&EFA
                 (Hess Memorial Hospital Association)                7.875       11/01/2022     11/01/2005 1       1,071,380
----------------------------------------------------------------------------------------------------------------------------
       25,000    WI Hsg. & Economic Devel. Authority                 5.800       11/01/2013     12/01/2004 1          25,515
----------------------------------------------------------------------------------------------------------------------------
      625,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            5.650       11/01/2023     10/01/2004 1         634,819
----------------------------------------------------------------------------------------------------------------------------
       25,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            5.800       11/01/2013     12/01/2004 1          25,501
----------------------------------------------------------------------------------------------------------------------------
        5,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            6.500       11/01/2026     07/01/2007 1           5,105
----------------------------------------------------------------------------------------------------------------------------
       35,000    WI Hsg. & Economic Devel. Authority,
                 Series A                                            6.850       11/01/2012     01/01/2005 1          35,065
----------------------------------------------------------------------------------------------------------------------------
       20,000    WI Hsg. & Economic Devel. Authority,
                 Series C                                            5.875       11/01/2019     12/01/2005 1          20,347
                                                                                                                ------------
                                                                                                                  45,550,649
----------------------------------------------------------------------------------------------------------------------------
WYOMING--1.2%
       20,000    Lincoln County, WY Pollution Control
                 (PacifiCorp)                                        5.625       11/01/2021     11/01/2005 1          20,443
----------------------------------------------------------------------------------------------------------------------------
    9,495,000    Sweetwater County, WY Pollution Control
                 (Idaho Power Company)                               6.050       07/15/2026     07/15/2006 1      10,088,912
----------------------------------------------------------------------------------------------------------------------------
      225,000    Weston County, WY Pollution Control
                 (Black Hills Corp.)                                 6.700       06/01/2010     12/01/2004 1         225,461
                                                                                                                ------------
                                                                                                                  10,334,816
----------------------------------------------------------------------------------------------------------------------------
OTHER STATES--1.2%
   10,000,000    Charter Mac Equity Issuer Trust, Series B3-1        6.000       04/30/2015     04/30/2015        10,618,400

----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $862,836,834)--99.8%                                                           892,195,810
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES--0.2                                                                               1,840,250
                                                                                                                ------------
NET ASSETS--100.0%                                                                                              $894,036,060
                                                                                                                ============

                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   1. Optional call date; corresponds to the most conservative yield calculation.

   2. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   3. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

   4. Date of mandatory put.

5. Illiquid security. See Note 5 of Notes to Financial Statements.

6. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.

7. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ADA         Atlanta Development Authority

CAU         Clark Atlanta University

CCC         Continuing Care Center

CDA         Communities Development Authority

COP         Certificates of Participation

DFA         Development Finance Authority

DRIVERS     Derivative Inverse Tax Exempt Receipts

E&HBFA      Educational Health Buildings Financing Agency

EDA         Economic Development Authority

EDC         Economic Development Corporation

EDFA        Economic Development Finance Authority

EF&CD       Environmental Facilities and Community Development

EFA         Educational Facilities Authority

FHA         Federal Housing Agency

GO          General Obligation

H&EFA       Health and Educational Facilities Authority

H&HEFA      Hospitals and Higher Education Facilities Authority

HCF         Health Care Facilities

HDA         Hospital Development Authority

HDC         Housing Development Corp.

HE&H        Higher Educational and Health

HF&D        Housing Finance and Development

HFA         Housing Finance Agency/Authority

HFC         Housing Finance Corp.

HFDC        Health Facilities Development Corp.

HOC         Housing Opportunities Commission

IDA         Industrial Development Agency

IDB         Industrial Development Board

IDC         Industrial Development Corporation

IDR         Industrial Development Revenue

IFPCFA      Industrial Facilities and Pollution Control Financing Authority

INFLOS      Inverse Floating Rate Securities

IRS         Inverse Rate Security

MFA         Mortgage Finance Authority

PARS        Periodic Auction Reset Securities

RITES       Residual Interest Tax Exempt Security

RWJ         Robert Wood Johnson

TASC        Tobacco Settlement Asset-Backed Bonds

V.I.        United States Virgin Islands

                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  September 30, 2004 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                               PERCENT
-------------------------------------------------------------------------------
AAA                                                                      13.6%
AA                                                                        2.4
A                                                                        12.5
BBB                                                                      66.6
BB                                                                        0.8
B                                                                         2.9
CCC                                                                       0.8
Not Rated                                                                 0.4
                                                                        -------
Total                                                                   100.0%
                                                                        =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

As of September 30, 2004, securities subject to the alternative minimum tax amount to $337,870,525 or 37.79% of the Fund's net assets.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2004
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (cost $862,836,834)--see
accompanying statement of investments                                                  $  892,195,810
------------------------------------------------------------------------------------------------------
Cash                                                                                          577,339
------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   18,842,252
Investments sold                                                                           12,550,219
Shares of beneficial interest sold                                                          6,973,706
Other                                                                                          59,295
                                                                                       ---------------
Total assets                                                                              931,198,621

------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Notes payable to bank (interest rate 2.6800% at September 30, 2004)                        27,400,000
Investments purchased                                                                       6,901,472
Shares of beneficial interest redeemed                                                      1,329,099
Dividends                                                                                     851,717
Distribution and service plan fees                                                            514,279
Interest expense                                                                               58,078
Transfer and shareholder servicing agent fees                                                  44,894
Shareholder communications                                                                     37,197
Trustees' compensation                                                                         10,107
Other                                                                                          15,718
                                                                                       ---------------
Total liabilities                                                                          37,162,561

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  894,036,060
                                                                                       ===============

------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $       58,952
------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                875,205,212
------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                              (109,321)
------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                              (10,477,759)
------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                 29,358,976

------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  894,036,060
                                                                                       ===============

                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $491,985,203
and 32,407,814 shares of beneficial interest outstanding)                                             $ 15.18
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)       $ 15.73
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $95,266,708 and
6,279,619 shares of beneficial interest outstanding)                                                  $ 15.17
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $306,784,149 and
20,264,392 shares of beneficial interest outstanding)                                                 $ 15.14

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $  41,272,580

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,033,994
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 907,135
Class B                                                                 845,558
Class C                                                               2,431,142
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 237,581
Class B                                                                  56,203
Class C                                                                 117,316
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  35,987
Class B                                                                   7,121
Class C                                                                  12,382
--------------------------------------------------------------------------------
Interest expense                                                      1,124,450
--------------------------------------------------------------------------------
Custodian fees and expenses                                              45,469
--------------------------------------------------------------------------------
Trustees' compensation                                                   17,563
--------------------------------------------------------------------------------
Accounting service fees                                                  12,000
--------------------------------------------------------------------------------
Other                                                                   241,259
                                                                  --------------
Total expenses                                                        9,125,160
Less reduction to custodian expenses                                     (2,085)
Less payments and waivers of expenses                                    (3,082)
                                                                  --------------
Net expenses                                                          9,119,993

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                32,152,587

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investments                                        878,728
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 19,096,316

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  52,127,631
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                   2004                  2003
------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $    32,152,587       $    16,392,781
------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                878,728            (5,386,898)
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                19,096,316             4,939,874
                                                                --------------------------------------
Net increase in net assets resulting from operations                 52,127,631            15,945,757

------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                             (18,785,887)           (9,590,308)
Class B                                                              (3,648,251)           (2,105,763)
Class C                                                             (10,544,966)           (4,142,125)

------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                             221,271,819           148,514,970
Class B                                                              21,953,938            46,631,431
Class C                                                             136,270,059           138,391,355

------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------
Total increase                                                      398,644,343           333,645,317
------------------------------------------------------------------------------------------------------
Beginning of period                                                 495,391,717           161,746,400
                                                                --------------------------------------
End of period (including accumulated net investment
income (loss) of $(109,321) and $717,196, respectively)         $   894,036,060       $   495,391,717
                                                                ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------
Net increase in net assets from operations                      $    52,127,631
--------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from
operations to net cash used in operating activities:
Purchase of investment securities                                  (693,509,537)
Proceeds from disposition of investment securities                  332,693,560
Premium amortization                                                  9,301,839
Discount accretion                                                     (374,865)
Net realized gain on investments                                       (878,728)
Net change in unrealized appreciation on investments                (19,096,316)
Increase in interest receivable                                      (8,457,946)
Increase in receivable for securities sold                           (6,299,870)
Increase in other assets                                                (14,233)
Decrease in payable for securities purchased                        (14,709,428)
Increase in accrued expenses                                            309,407
                                                                ----------------
Net cash used in operating activities                              (348,908,486)

--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------
Proceeds from bank borrowing                                        390,500,000
Payments on bank borrowing                                         (384,800,000)
Proceeds from shares sold                                           535,106,874
Payment on shares redeemed                                         (178,683,986)
Cash distributions paid                                             (13,124,767)
                                                                ----------------
Net cash provided by financing activities                           348,998,121
--------------------------------------------------------------------------------
Net increase in cash                                                     89,635
--------------------------------------------------------------------------------
Cash, beginning balance                                                 487,704
                                                                ----------------
Cash, ending balance                                            $       577,339
                                                                ================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $19,397,276.
Cash paid for interest on bank borrowings--$1,061,531.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2004            2003           2002             2001         2000
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  14.70       $   14.86      $   14.71       $    14.28     $  14.76
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .73             .79            .73              .73          .72
Net realized and unrealized gain (loss)                   .51            (.16)           .14              .42         (.39)
                                                     -----------------------------------------------------------------------
Total from investment operations                         1.24             .63            .87             1.15          .33
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.76)           (.79)          (.72)            (.72)        (.72)
Distributions from net realized gain                       --              --             --               --         (.09)
                                                     -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.76)           (.79)          (.72)            (.72)        (.81)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  15.18       $   14.70      $   14.86       $    14.71     $  14.28
                                                     =======================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       8.62%           4.19%          6.17%            8.22%        2.48%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $491,985       $ 260,413      $ 112,312       $  100,734     $ 99,032
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $371,845       $ 184,574      $ 100,220       $   97,558     $106,818
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.94%           5.36%          5.02%            5.02%        5.13%
Total expenses                                           0.96%           1.00%          0.92%            0.94%        0.94%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3         0.89% 5           N/A 3        N/A 3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%           100%              32%          74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                     2004            2003            2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.69       $   14.85       $   14.70       $   14.28     $   14.76
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .63             .69             .62             .62           .62
Net realized and unrealized gain (loss)                   .50            (.18)            .15             .41          (.39)
                                                   --------------------------------------------------------------------------
Total from investment operations                         1.13             .51             .77            1.03           .23
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.65)           (.67)           (.62)           (.61)         (.62)
Distributions from net realized gain                       --              --              --              --          (.09)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.65)           (.67)           (.62)           (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    15.17       $   14.69       $   14.85       $   14.70     $   14.28
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       7.81%           3.40%           5.38%           7.34%         1.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   95,267       $  70,742       $  24,086       $  19,519     $  17,972
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   84,577       $  47,571       $  20,967       $  18,479     $  18,498
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.21%           4.60%           4.27%           4.25%         4.36%
Total expenses                                           1.72%           1.77%           1.68%           1.70%         1.70%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3          1.65% 5          N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%            100%             32%           74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                     2004            2003            2002            2001          2000
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    14.66       $   14.82       $   14.68       $   14.25     $   14.73
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .63             .69             .62             .62           .62
Net realized and unrealized gain (loss)                   .50            (.18)            .14             .42          (.39)
                                                   --------------------------------------------------------------------------
Total from investment operations                         1.13             .51             .76            1.04           .23
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.65)           (.67)           (.62)           (.61)         (.62)
Distributions from net realized gain                       --              --              --              --          (.09)
                                                   --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.65)           (.67)           (.62)           (.61)         (.71)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    15.14       $   14.66       $   14.82       $   14.68     $   14.25
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                       7.85%           3.42%           5.32%           7.43%         1.71%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  306,784       $ 164,236       $  25,349       $  19,604     $  17,282
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  243,380       $  93,199       $  21,058       $  17,692     $  18,906
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                    4.20%           4.62%           4.27%           4.25%         4.37%
Total expenses                                           1.69%           1.75%           1.68%           1.70%         1.70%
Expenses after payments and waivers
and reduction to custodian expenses                       N/A 3,4         N/A 3          1.65% 5          N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    33%             78%            100%             32%           74%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of
Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price.
Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.
Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
Fund will invest no more than 20% of its total assets in inverse floaters.
Inverse floaters amount to $68,051,913 as of September 30, 2004. Including the
effect of leverage, inverse floaters represent 7.51% of the Fund's total assets as of September 30, 2004.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                         NET UNREALIZED
                                                                           APPRECIATION
                                                                       BASED ON COST OF
                                                                         SECURITIES AND
        UNDISTRIBUTED    UNDISTRIBUTED                ACCUMULATED     OTHER INVESTMENTS
        NET INVESTMENT       LONG-TERM                       LOSS    FOR FEDERAL INCOME
        INCOME                    GAIN       CARRYFORWARD 1,2,3,4          TAX PURPOSES
        -------------------------------------------------------------------------------
        $747,781                   $--                $10,319,561           $29,200,779

1. As of September 30, 2004, the Fund had $9,223,002 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2004, details of the capital loss carryforwards were as follows:

                EXPIRING
                -----------------------------
                2009            $   5,171,129
                2012                4,051,873
                                -------------
                Total           $   9,223,002
                                =============

2. As of September 30, 2004, the Fund had $1,096,559 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2013.

3. During the fiscal year ended September 30, 2004, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 30, 2003, the Fund utilized $798,460 of capital loss carryforward to offset capital gains realized in that fiscal year.

                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended September 30,
2004 and September 30, 2003 was as follows:

                                         YEAR ENDED            YEAR ENDED
                                 SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
     --------------------------------------------------------------------
     Distributions paid from:
     Exempt-interest dividends         $ 32,979,104          $ 15,838,196

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applica- ble, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

     Federal tax cost of securities              $ 862,995,031
                                                 ==============

     Gross unrealized appreciation               $  30,053,131
     Gross unrealized depreciation                    (852,352)
                                                 --------------
     Net unrealized appreciation                 $  29,200,779
                                                 ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the
Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the
Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the
Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             YEAR ENDED SEPTEMBER 30, 2004       YEAR ENDED SEPTEMBER 30, 2003
                                                 SHARES             AMOUNT          SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         20,747,697     $  311,912,639      14,192,162      $  207,224,129
Dividends and/or
distributions reinvested                        794,505         11,921,194         420,549           6,147,033
Redeemed                                     (6,849,632)      (102,562,014)     (4,456,596)        (64,856,192)
                                             ------------------------------------------------------------------
Net increase                                 14,692,570     $  221,271,819      10,156,115      $  148,514,970
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                          2,599,638     $   38,959,923       4,074,602      $   59,457,227
Dividends and/or
distributions reinvested                        133,070          1,996,208          81,028           1,183,552
Redeemed                                     (1,268,549)       (19,002,193)       (962,235)        (14,009,348)
                                             ------------------------------------------------------------------
Net increase                                  1,464,159     $   21,953,938       3,193,395      $   46,631,431
                                             ==================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         12,554,854     $  188,361,466      10,741,928      $  156,549,245
Dividends and/or
distributions reinvested                        366,114          5,479,874         161,693           2,356,779
Redeemed                                     (3,858,141)       (57,571,281)     (1,412,203)        (20,514,669)
                                             ------------------------------------------------------------------
Net increase                                  9,062,827     $  136,270,059       9,491,418      $  138,391,355
                                             ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2004, were
$453,402,528 and $173,984,632, respectively.

                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets,
0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a per account fee. For the year ended September 30, 2004, the Fund paid
$388,089 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of
Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% per year on Class B and
Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the
Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2004 for Class B and Class C shares were $1,148,868 and
$4,200,174, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                    CLASS A           CLASS B          CLASS C
                                   CLASS A       CONTINGENT        CONTINGENT       CONTINGENT
                                 FRONT-END         DEFERRED          DEFERRED         DEFERRED
                             SALES CHARGES    SALES CHARGES     SALES CHARGES    SALES CHARGES
                               RETAINED BY      RETAINED BY       RETAINED BY      RETAINED BY
YEAR ENDED                     DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------------
September 30, 2004                $639,202          $17,033          $202,223         $128,134

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2004, OFS waived
$2,811, $118 and $153 for Class A, Class B and Class C shares, respectively.
This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of September 30, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of September 30, 2004 was
$64,492,387, which represents 7.21% of the Fund's net assets.

--------------------------------------------------------------------------------
6. BANK BORROWINGS

The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

      The Fund had borrowings outstanding of $27,400,000 at September 30, 2004 at an interest rate of 2.68%. For the year ended September 30, 2004, the average month-end balance was $59,280,742 at an average daily interest rate of 1.88%.
The Fund had gross borrowings and gross loan repayments of $390,500,000 and
$384,800,000, respectively, during the year ended September 30, 2004. The maximum amount of borrowings

                  61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BANK BORROWINGS Continued

outstanding at any month-end was $106,900,000. The Fund paid commitment fees of
$6,723 and interest of $1,118,554 during the year ended September 30, 2004.

--------------------------------------------------------------------------------
7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds other than this Fund
(collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District
Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superceding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                  62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                     A-7

                                     A-1
                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS
                      ----------------------------------

Below are summaries of the rating definitions used by the
nationally-recognized rating agencies listed below for municipal securities.
Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and
administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa:  Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A:  Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa:  Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B:  Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa:  Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C:  Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG:  Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+)
or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
interest-only and principal-only mortgage securities. The absence of an `r'
symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o.....Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
      be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely
      it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                     B-1

                                     B-1
                                  Appendix B

                   Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                     C-6
                                     C-1
                                  Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."5 This waiver provision applies to:
      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.

      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

      Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

      Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Fund              Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
o     the Manager and its affiliates,
o     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
        Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
o     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
o     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
o     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
        Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
o     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
        Fund in specific investment products made available to their clients,
        and
o     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
        Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Limited Term Municipal Fund

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm

      Deloitte & Touche LLP
      555 Seventeenth Street
      Denver, Colorado 80202

Counsel to the Funds
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

Counsel to the Independent Trustees

      Bell, Boyd & Lloyd LLC
      70 West Madison Street, Suite 3100
      Chicago, Illinois 60602

1234
PX0860.1104

--------
1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.

7 This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                          OPPENHEIMER MUNICIPAL FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 22. Exhibits
-----------------

(a)   (i)Amended  and  Restated  Declaration  of  Trust  dated  June 7,  2002:
Previously  filed  with  Post-Effective   Amendment  No.  25,  11/20/02,   and
incorporated herein by reference.

      (ii)  Amendment  #2 to the Amended  and  Restated  Declaration  of Trust
dated January 8, 2003: Filed herewith.

      (iii)  Amendment  #1 to the Amended and  Restated  Declaration  of Trust
dated September 30, 2002: Filed herewith.

(b)   By-Laws as amended and  restated as of 10/24/00:  Previously  filed with
Post-Effective   Amendment  No.  23,  11/20/01,  and  incorporated  herein  by reference.

(c)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Post-Effective   Amendment  No.  23,  11/20/01,  and  incorporated  herein  by reference.

(d)   (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Post-Effective   Amendment  No.  23,  11/20/01,  and  incorporated  herein  by reference.

(e)   (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Post-Effective   Amendment  No.  23,  11/20/01,  and  incorporated  herein  by reference.

(d)   (i) Investment  Advisory  Agreement dated October 22, 1990 (Intermediate
Series):  Previously  filed with  Post-Effective  Amendment  No. 6  (12/3/90), refiled with Registrant's  Post-Effective  Amendment No. 12 (1/30/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)   (i) General  Distributor's  Agreement dated October 13, 1992: Previously filed with Registrant's  Post-Effective Amendment No. 9, 1/29/93, refiled with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95)  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
OppenheimerFunds  Distributor,  Inc.:  Previously  filed  with  Post-Effective
Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)   (i)  Form  of  Deferred   Compensation   Agreement   for   Disinterested
Trustees/Directors:   Filed  with  Post-Effective  Amendment  No.  40  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
(10/27/98), and incorporated herein by reference

(g)   (i) Global  Custodial  Services  Agreement dated July 15, 2003,  between
Registrant  and  Citibank,  N.A.:  Previously  filed  with  the  Pre-Effective
Amendment No. 1 to the  Registration  Statement of  Oppenheimer  International
Large-Cap Core Trust (Reg. No.  333-106014),  8/5/03, and incorporated  herein by reference.

      (ii) Amended and Restated  Foreign Custody  Manager  Agreement dated May
31, 2001, as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A:
Previously  filed with the  Pre-Effective  Amendment No. 1 to the Registration
Statement  of  Oppenheimer   International  Large-Cap  Core  Trust  (Reg.  No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel dated October 29, 1986:  Previously filed with  Registrant's  Post-Effective  Amendment No. 9 (1/29/93) and refiled with
Registrant's  Post-Effective  Amendment No. 12 (1/30/95)  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm: Filed herewith.

(k)   Not applicable

(l)   Not applicable

(m)   (i) Amended and Restated  Service Plan and  Agreement for Class A shares dated April 26, 2004: Filed herewith.

      (ii) Amended and Restated  Distribution  and Service Plan and  Agreement
for  Class  B  shares  dated   February  24,  1998:   Previously   filed  with
Registrant's  Post-Effective  Amendment  No.  20,  1/29/99,  and  incorporated herein by reference.

      (iii) Amended and Restated  Distribution  and Service Plan and Agreement
for Class C shares dated February 23, 2004: Filed herewith.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
9/15/04:  Previously  filed  with  Post-Effective  Amendment  No.  24  to  the
Registration  Statement of Oppenheimer Cash Reserves Fund (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

o)    Powers  of  Attorneys   for  John  V.  Murphy,   Brian  Wixted  and  all
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 41 to the Registration  Statement of Centennial Tax Exempt Trust (Reg. No. 2-69653),
8/28/04, and incorporated herein by reference.

(p)   Amended and Restated  Code of Ethics of the  Oppenheimer  Funds dated as of May 15,  2002  under  Rule  17j-1 of the  Investment  Company  Act of 1940:
Previously  filed with  Post-Effective  Amendment  No. 29 to the  Registration
Statement of  Oppenheimer  Discovery  Fund (Reg. No.  33-371),  11/21/02,  and
incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 24. Indemnification
------------------------

      Reference is made to the  provisions  of Article  Seven of  Registrant's
Amended  and  Restated  Declaration  of Trust  filed as Exhibit  22(a) to this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 25. Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 25(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni,      Formerly Vice President (April 2000) and First
Vice President                 Vice President (2003-July 2004) of Citigroup
                               Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Connie Bechtolt,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer (since October 2003) of
Vice President                 OppenheimerFunds, Inc. and Centennial Asset

                               Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly First Vice President and Associate
Vice   President  &  Associate General Counsel of UBS Financial Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Formerly a Portfolio  Manager at Strong Financial
Vice President                 Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Buckmaster,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Geoffrey Caan,                 Formerly Vice President of ABN AMRO NA, Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior Vice President and
Director of International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant Secretary (as of July 2004) of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan P. Gangemi,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie           Formerly, First Vice President at Merrill Lynch
Senior Vice President          Investment Management (2001-September 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Heron,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Hyer                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice President (since January 2004) of
Vice President                 OppenheimerFunds Distributor Inc. Formerly,
                               Director of INVESCO Distributors Inc. (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice President, Senior         OppenheimerFunds Distributor, Inc. and
Counsel and Secretary          Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dimitrios Kourkoulakos,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly Human Resources Manager at Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly Assistant Vice President of
Vice President                 OppenheimerFunds, Inc. (November 2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly an associate with Dechert LLP
Assistant   Vice  President  & (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly, a research/technology analyst at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Madden,                   Formerly a Managing Director, Global Emerging
Vice President                 Markets Team at Pioneer Investments (November
                               2000-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly Marketing Manager - Sales Force
Assistant Vice President       Marketing (March 2003-June 2004) of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Madzij,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant Secretary (as of January 2004) of
Vice President and Associate   HarbourView Asset Management Corporation,
Counsel                        OppenheimerFunds Legacy Program, OFI Private
                               Investments, Inc. and OFI Institutional Asset
                               Management, Inc. Formerly an Associate at Sidley
                               Austin Brown and Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman of the Board and Director of OFI Trust
Senior Vice President          Company; Chief Executive Officer, President,

                               Senior Managing Director and Director of
                               HarbourView Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; President,
                               Chairman and Director of Trinity Investment
                               Management Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Denis R. Molleur,              None
Vice    President   &   Senior
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jesper Nergaard,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior Vice President of HarbourView Asset
Senior Vice President and      Management Corporation since February 2004.
Chief Financial Officer        Formerly, Director and Chief Financial Officer
                               at Citigroup Asset Management (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly a Senior Portfolio Manager at Merrill
Senior Vice President, Head    Lynch (October 2002-May 2004). Founding partner
of Growth Equity Investments   of RiverRock, a hedge fund product (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Richardson,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive Vice President,      Officer and Management Director of Oppenheimer
Chief Financial Officer and    Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly a research analyst in the large
Vice President                 equities group at Credit Suisse Asset Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nava Sharma,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice   President:    Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregory J. Stitt,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President and   Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary Sullivan,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger Financial Group
Assistant Vice President       LLC (May 2001-March 2003); Director of Financial
                               Reporting and Compliance at First Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eamon Tubridy,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Senior Vice President and      Inc., Centennial Asset Management Corporation
Chief Compliance Officer       and Shareholder Services, Inc. Formerly, (until
                               March 2004) Vice President of OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Walters,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.
Senior Vice President          And OppenheiemerFunds plc; Senior Vice President
                               (Managing Director of the International
                               Division) of OFI Institutional Asset Management,
                               Inc. .; Director of OppenheimerFunds (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,

                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc., OppenheimerFunds plc and
                               OppenheimerFunds Legacy Program; Treasurer and
                               Chief Financial Officer of OFI Trust Company;
                               Assistant Treasurer of Oppenheimer Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Capital Management, Inc.,

Executive   Vice    President, HarbourView Asset Management Corporation and OFI

Chief  Investment  Officer and Institutional Asset Management, Inc. (since June
Director                       2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Executive Vice President and   Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Director and
                               Assistant Secretary of OppenheimerFunds plc;
                               Secretary and General Counsel of Oppenheimer
                               Acquisition Corp.; Director and Assistant
                               Secretary of OppenheimerFunds International
                               Ltd.; Director of Oppenheimer Real Asset
                               Management, Inc. and OppenheimerFunds (Asia
                               Limited); Vice President of OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 26. Principal Underwriter
------------------------------

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 25(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristi Diehl(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin J. Healy(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
Glen Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Road
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sandie Massaro(2)               Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Meister                   Vice President            None
1880 Hemlock Circle
Abinston, PA 19001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Presutti(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine Puleo-Carter(2)          Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dustin Raring                   Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Avenue
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian Roche                       Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley                   Vice President            None
12863 Tradd Street, Apt. 1D
Carmel, IN 46032

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Stablein                 Vice President            None
2131 Dunnigan NE
Grand Rapids, MI 49525

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann             Vice President            None
2592 S. Belvoir Blvd.
University Heights, OH 44118

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice President and
                                                          Chief Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Vice President &
                                Director                  Secretary
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY

10281-1008

(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 27. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 28. Management Services
----------------------------

Not applicable

Item 29. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 26th day of November, 2004.

                              OPPENHEIMER MUNICIPAL FUND

                              By:  /s/ John V. Murphy*
                              ---------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ William L. Armstrong*
-----------------------      Chairman and                November 26, 2004
William L. Armstrong

/s/ John V. Murphy*          President, Principal        November 26, 2004
------------------------     Executive Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*         Treasurer, Principal        November 26, 2004
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Trustee                     November 26, 2004

----------------------
Robert G. Avis

/s/ George Bowen*            Trustee                     November 26, 2004

----------------------
George Bowen

/s/ Edward Cameron*          Trustee                     November 26, 2004

------------------------
Edward Cameron

Jon S. Fossel*               Trustee                     November 26, 2004

--------------------
Jon S. Fossel

/s/ Sam Freedman*            Trustee                     November 26, 2004

----------------------
Sam Freedman

/s/ Richard F. Grabish*

-------------------------    Trustee                     November 26, 2004
Richard F. Grabish

/s/ Beverly L. Hamilton*
------------------------------                           Trustee  November

26, 2004

Beverly L. Hamilton

/s/ Robert J. Malone*

--------------------------   Trustee                     November 26, 2004
Robert J. Malone

/s/ F. William Marshall, Jr.*                            Trustee  November

26, 2004

--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                          OPPENHEIMER MUNICIPAL FUND

                     Registration Statement No. 33-08054

                       Post-Effective Amendment No. 27

                                EXHIBIT INDEX
                                -------------

Exhibit No.       Description
-----------       -----------

22(a)(ii)         Amendment #2 to the Amended and Restated Declaration of
Trust

22(a)(iii)        Amended #1 to the Amended and Restated Declaration of Trust

22(j)    Independent Registered Public Accounting Firm's Consent

22(m)(i) Amended and Restated Service Plan and Agreement for Class A shares

22(iii)  Amended and Restated Distribution and Service Plan and Agreement for
         Class shares